Separate Account A

The Variable Annuity Life Insurance Company

Financial Statements

December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Variable Annuity Life Insurance Company and The Variable Annuity Life Insurance Company Contract Owners of Separate Account A.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities , including the schedules of portfolio investments, of each of the subaccounts of The Variable Annuity Life Insurance Company Separate Account A (“Separate Account A”) indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of the Separate Account A as of December 31, 2023, and the results of each of their operations, and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Beacon Bridgeway Large Cap Growth Fund Investor Class (1)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3 (1)
Ariel Appreciation Fund Investor Class (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 3 (1)
Ariel Fund Investor Class (1)	SAST SA Putnam International Growth and Income Portfolio Class 3 (1)
FTVIP Franklin Allocation VIP Fund Class 2 (1)	SAST SA Schroders VCP Global Allocation Portfolio Class 3 (1)
FTVIP Franklin Income VIP Fund Class 2 (1)	SAST SA Small Cap Index Portfolio Class 3 (1)
Goldman Sachs VIT Government Money Market Fund Institutional Shares (1)	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3 (1)
Goldman Sachs VIT Government Money Market Fund Service Shares (1)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3 (1)
Invesco V.I. American Franchise Fund Series II (1)	SAST SA VCP Dynamic Allocation Portfolio Class 3 (1)
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5 (1)	SAST SA VCP Dynamic Strategy Portfolio Class 3 (1)
Invesco V.I. Comstock Fund Series II (1)	SAST SA VCP Index Allocation Portfolio Class 3 (1)
Invesco V.I. Growth and Income Fund Series II (1)	SAST SA Wellington Capital Appreciation Portfolio Class 3 (1)
Lord Abbett Growth and Income Portfolio Class VC (1)	SAST SA Wellington Government and Quality Bond Portfolio Class 3 (1)
PIMCO Emerging Markets Bond Portfolio Advisor Class (1)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3 (1)
PIMCO Total Return Portfolio Advisor Class (1)	T Rowe Price Retirement 2015 Advisor Class (1)
SST SA Allocation Balanced Portfolio Class 3 (1)	T Rowe Price Retirement 2020 Advisor Class (1)
SST SA Allocation Growth Portfolio Class 3 (1)	T Rowe Price Retirement 2025 Advisor Class (1)
SST SA Allocation Moderate Growth Portfolio Class 3 (1)	T Rowe Price Retirement 2030 Advisor Class (1)
SST SA Allocation Moderate Portfolio Class 3 (1)	T Rowe Price Retirement 2035 Advisor Class (1)
SST SA American Century Inflation Protection Portfolio Class 3 (1)	T Rowe Price Retirement 2040 Advisor Class (1)
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3 (1)	T Rowe Price Retirement 2045 Advisor Class (1)
SAST SA AB Growth Portfolio Class 3 (1)	T Rowe Price Retirement 2050 Advisor Class (1)
SAST SA AB Small & Mid Cap Value Portfolio Class 3 (1)	T Rowe Price Retirement 2055 Advisor Class (1)
SAST SA American Funds Asset Allocation Portfolio Class 3 (1)	T Rowe Price Retirement 2060 Advisor Class (1)
SAST SA American Funds Global Growth Portfolio Class 3 (1)	VALIC Company I Aggressive Growth Lifestyle Fund (1)
SAST SA American Funds Growth Portfolio Class 3 (1)	VALIC Company I Asset Allocation Fund (1)
SAST SA American Funds Growth-Income Portfolio Class 3 (1)	VALIC Company I Capital Appreciation Fund (1)
SAST SA American Funds VCP Managed Allocation Portfolio Class 3 (1)	VALIC Company I Conservative Growth Lifestyle Fund (1)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3 (1)	VALIC Company I Core Bond Fund (1)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3 (1)	VALIC Company I Dividend Value Fund (1)
SAST SA DFA Ultra Short Bond Portfolio Class 3 (1)	VALIC Company I Dynamic Allocation Fund (1)
SAST SA Emerging Markets Equity Index Portfolio Class 3 (1)	VALIC Company I Emerging Economies Fund (1)
SAST SA Federated Hermes Corporate Bond Portfolio Class 3 (1)	VALIC Company I Global Real Estate Fund (1)
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3 (1)	VALIC Company I International Socially Responsible Fund (1)
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3 (1)	VALIC Company I International Value Fund (1)
SAST SA Fixed Income Index Portfolio Class 3 (1)	VALIC Company I Large Capital Growth Fund (1)
SAST SA Fixed Income Intermediate Index Portfolio Class 3 (1)	VALIC Company I Mid Cap Index Fund (1)
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3 (1)	VALIC Company I Mid Cap Strategic Growth Fund (1)
SAST SA Franklin Small Company Value Portfolio Class 3 (1)	VALIC Company I Mid Cap Value Fund (1)
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3 (1)	VALIC Company I Moderate Growth Lifestyle Fund (1)
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3 (1)	VALIC Company I Nasdaq-100 Index Fund (1)
SAST SA Franklin Tactical Opportunities Portfolio Class 3 (1)	VALIC Company I Science & Technology Fund (1)
SAST SA Global Index Allocation 60/40 Portfolio Class 3 (1)	VALIC Company I Global Strategy Fund (1)
SAST SA Global Index Allocation 75/25 Portfolio Class 3 (1)	VALIC Company I Government Money Market I Fund (2)

SAST SA Global Index Allocation 90/10 Portfolio Class 3 (1)	VALIC Company I Government Securities Fund (1)
SAST SA Goldman Sachs Global Bond Portfolio Class 3 (1)	VALIC Company I Growth Fund (1)
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3 (1)	VALIC Company I High Yield Bond Fund (1)
SAST SA Index Allocation 60/40 Portfolio Class 3 (1)	VALIC Company I Inflation Protected Fund (1)
SAST SA Index Allocation 80/20 Portfolio Class 3 (1)	VALIC Company I International Equities Index Fund (1)
SAST SA Index Allocation 90/10 Portfolio Class 3 (1)	VALIC Company I International Government Bond Fund (1)
SAST SA International Index Portfolio Class 3 (1)	VALIC Company I International Growth Fund (1)
SAST SA Invesco Growth Opportunities Portfolio Class 3 (1)	VALIC Company I International Opportunities Fund (1)
SAST SA Janus Focused Growth Portfolio Class 3 (1)	VALIC Company I Small Cap Growth Fund (1)
SAST SA JPMorgan Diversified Balanced Portfolio Class 3 (1)	VALIC Company I Small Cap Index Fund (1)
SAST SA JPMorgan Emerging Markets Portfolio Class 3 (1)	VALIC Company I Small Cap Special Values Fund (1)
SAST SA JPMorgan Equity-Income Portfolio Class 3 (1)	VALIC Company I Small Cap Value Fund (1)
SAST SA JPMorgan Global Equities Portfolio Class 3 (1)	VALIC Company I Stock Index Fund (1)
SAST SA JPMorgan Large Cap Core Portfolio Class 3 (1)	VALIC Company I Systematic Core Fund (1)
SAST SA JPMorgan MFS Core Bond Portfolio Class 3 (1)	VALIC Company I Systematic Growth Fund (1)
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3 (1)	VALIC Company I Systematic Value Fund (1)
SAST SA Large Cap Growth Index Portfolio Class 3 (1)	VALIC Company I U.S. Socially Responsible Fund (1)
SAST SA Large Cap Index Portfolio Class 3 (1)	Vanguard LifeStrategy Conservative Growth Fund Investor Shares (1)
SAST SA Large Cap Value Index Portfolio Class 3 (1)	Vanguard LifeStrategy Growth Fund Investor Shares (1)
SAST SA MFS Blue Chip Growth Portfolio Class 3 (1)	Vanguard LifeStrategy Moderate Growth Fund Investor Shares (1)
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3 (1)	Vanguard Long-Term Investment-Grade Fund Investor Shares (1)
SAST SA MFS Total Return Portfolio Class 3 (1)	Vanguard Long-Term Treasury Fund Investor Shares (1)
SAST SA Mid Cap Index Portfolio Class 3 (1)	Vanguard Wellington Fund Investor Shares (1)
SAST SA Morgan Stanley International Equities Portfolio Class 3 (1)	Vanguard Windsor II Fund Investor Shares (1)
SAST SA PIMCO RAE International Value Portfolio Class 3 (1)

(1)	Statement of Operations and Changes in Net Assets for the years ended December 31, 2023 and 2022
(2)	Statement of Operations and Changes in Net Assets for the period January 1 2022 to July 22, 2022 (cessation of operations)

Basis for Opinions

These financial statements are the responsibility of The Variable Annuity Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 23, 2024

We have served as the auditor of one or more of the sub-accounts of AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002-5021 T: (713) 356 4000, www.pwc.com/us

2

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves

American Beacon Bridgeway Large Cap Growth Fund Investor Class	$79,795,499	$(3,115)	$79,792,384	$8,591	$79,783,793	$79,792,384

Ariel Appreciation Fund Investor Class	245,383,834	(7,680)	245,376,154	282,334	245,093,820	245,376,154

Ariel Fund Investor Class	348,116,873	(12,070)	348,104,803	159,577	347,945,226	348,104,803

FTVIP Franklin Allocation VIP Fund Class 2	806,543	—	806,543	—	806,543	806,543

FTVIP Franklin Income VIP Fund Class 2	5,492,149	—	5,492,149	—	5,492,149	5,492,149

Goldman Sachs VIT Government Money Market Fund Institutional Shares	727,317,303	(39,104)	727,278,199	—	727,278,199	727,278,199

Goldman Sachs VIT Government Money Market Fund Service Shares	4,208,152	—	4,208,152	—	4,208,152	4,208,152

Invesco V.I. American Franchise Fund Series II	1,397,892	—	1,397,892	—	1,397,892	1,397,892

Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	130,023,587	18,550	130,042,137	23,152	130,018,985	130,042,137

Invesco V.I. Comstock Fund Series II	1,449,767	—	1,449,767	—	1,449,767	1,449,767

Invesco V.I. Growth and Income Fund Series II	1,448,463	—	1,448,463	—	1,448,463	1,448,463

Lord Abbett Growth and Income Portfolio Class VC	585,538	—	585,538	—	585,538	585,538

PIMCO Emerging Markets Bond Portfolio Advisor Class	26,007	—	26,007	—	26,007	26,007

PIMCO Total Return Portfolio Advisor Class	5,124,448	—	5,124,448	—	5,124,448	5,124,448

SST SA Allocation Balanced Portfolio Class 3	3,681,722	—	3,681,722	—	3,681,722	3,681,722

SST SA Allocation Growth Portfolio Class 3	7,409,983	—	7,409,983	—	7,409,983	7,409,983

SST SA Allocation Moderate Growth Portfolio Class 3	6,343,803	—	6,343,803	—	6,343,803	6,343,803

SST SA Allocation Moderate Portfolio Class 3	7,358,385	—	7,358,385	—	7,358,385	7,358,385

SST SA American Century Inflation Protection Portfolio Class 3	5,764,501	—	5,764,501	—	5,764,501	5,764,501

SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	2,965,172	—	2,965,172	—	2,965,172	2,965,172

SAST SA AB Growth Portfolio Class 3	5,501,272	—	5,501,272	—	5,501,272	5,501,272

SAST SA AB Small & Mid Cap Value Portfolio Class 3	2,130,199	—	2,130,199	—	2,130,199	2,130,199

SAST SA American Funds Asset Allocation Portfolio Class 3	69,639,495	—	69,639,495	—	69,639,495	69,639,495

SAST SA American Funds Global Growth Portfolio Class 3	3,553,227	—	3,553,227	—	3,553,227	3,553,227

SAST SA American Funds Growth Portfolio Class 3	14,053,684	—	14,053,684	—	14,053,684	14,053,684

SAST SA American Funds Growth-Income Portfolio Class 3	7,210,503	—	7,210,503	—	7,210,503	7,210,503

SAST SA American Funds VCP Managed Allocation Portfolio Class 3	80,408,513	—	80,408,513	—	80,408,513	80,408,513

SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	1,339,303	—	1,339,303	—	1,339,303	1,339,303

SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	33,071,957	—	33,071,957	—	33,071,957	33,071,957

SAST SA DFA Ultra Short Bond Portfolio Class 3	2,257,386	—	2,257,386	—	2,257,386	2,257,386

SAST SA Emerging Markets Equity Index Portfolio Class 3	159,448	—	159,448	—	159,448	159,448

SAST SA Federated Hermes Corporate Bond Portfolio Class 3	6,369,882	—	6,369,882	—	6,369,882	6,369,882

SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	121,441	—	121,441	—	121,441	121,441

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	468,407	—	468,407	—	468,407	468,407

SAST SA Fixed Income Index Portfolio Class 3	4,366,306	—	4,366,306	—	4,366,306	4,366,306

SAST SA Fixed Income Intermediate Index Portfolio Class 3	1,735,274	—	1,735,274	—	1,735,274	1,735,274

SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	1,211,501	—	1,211,501	—	1,211,501	1,211,501

SAST SA Franklin Small Company Value Portfolio Class 3	809,366	—	809,366	—	809,366	809,366

SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	2,356	—	2,356	—	2,356	2,356

SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,261,860	—	4,261,860	—	4,261,860	4,261,860

SAST SA Franklin Tactical Opportunities Portfolio Class 3	873,274	—	873,274	—	873,274	873,274

SAST SA Global Index Allocation 60/40 Portfolio Class 3	2,426,145	—	2,426,145	—	2,426,145	2,426,145

SAST SA Global Index Allocation 75/25 Portfolio Class 3	2,478,500	—	2,478,500	—	2,478,500	2,478,500

SAST SA Global Index Allocation 90/10 Portfolio Class 3	9,982,254	—	9,982,254	—	9,982,254	9,982,254

SAST SA Goldman Sachs Global Bond Portfolio Class 3	2,576,530	—	2,576,530	—	2,576,530	2,576,530

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	3,188,187	—	3,188,187	—	3,188,187	3,188,187

SAST SA Index Allocation 60/40 Portfolio Class 3	9,549,314	—	9,549,314	—	9,549,314	9,549,314

SAST SA Index Allocation 80/20 Portfolio Class 3	14,038,101	—	14,038,101	—	14,038,101	14,038,101

SAST SA Index Allocation 90/10 Portfolio Class 3	52,243,368	—	52,243,368	—	52,243,368	52,243,368

SAST SA International Index Portfolio Class 3	484,495	—	484,495	—	484,495	484,495

SAST SA Invesco Growth Opportunities Portfolio Class 3	619,656	—	619,656	—	619,656	619,656

SAST SA Janus Focused Growth Portfolio Class 3	1,193,692	—	1,193,692	—	1,193,692	1,193,692

SAST SA JPMorgan Diversified Balanced Portfolio Class 3	3,159,851	—	3,159,851	—	3,159,851	3,159,851

SAST SA JPMorgan Emerging Markets Portfolio Class 3	588,815	—	588,815	—	588,815	588,815

SAST SA JPMorgan Equity-Income Portfolio Class 3	1,621,476	—	1,621,476	—	1,621,476	1,621,476

SAST SA JPMorgan Global Equities Portfolio Class 3	168,088	—	168,088	—	168,088	168,088

SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,474,683	—	1,474,683	—	1,474,683	1,474,683

SAST SA JPMorgan MFS Core Bond Portfolio Class 3	6,392,835	—	6,392,835	—	6,392,835	6,392,835

SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,001,177	—	3,001,177	—	3,001,177	3,001,177

SAST SA Large Cap Growth Index Portfolio Class 3	1,087,484	—	1,087,484	—	1,087,484	1,087,484

SAST SA Large Cap Index Portfolio Class 3	2,716,484	—	2,716,484	—	2,716,484	2,716,484

 The accompanying Notes to Financial Statements are an integral part of this statement.

3

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves

SAST SA Large Cap Value Index Portfolio Class 3	$720,633	$—	$720,633	$—	$720,633	$720,633

SAST SA MFS Blue Chip Growth Portfolio Class 3	2,007,666	—	2,007,666	—	2,007,666	2,007,666

SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	1,398,173	—	1,398,173	—	1,398,173	1,398,173

SAST SA MFS Total Return Portfolio Class 3	1,553,115	—	1,553,115	—	1,553,115	1,553,115

SAST SA Mid Cap Index Portfolio Class 3	1,396,690	—	1,396,690	—	1,396,690	1,396,690

SAST SA Morgan Stanley International Equities Portfolio Class 3	834,616	—	834,616	—	834,616	834,616

SAST SA PIMCO RAE International Value Portfolio Class 3	645,586	—	645,586	—	645,586	645,586

SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	30,121,781	—	30,121,781	—	30,121,781	30,121,781

SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,647,899	—	1,647,899	—	1,647,899	1,647,899

SAST SA Putnam International Growth and Income Portfolio Class 3	132,655	—	132,655	—	132,655	132,655

SAST SA Schroders VCP Global Allocation Portfolio Class 3	17,163,998	—	17,163,998	—	17,163,998	17,163,998

SAST SA Small Cap Index Portfolio Class 3	1,098,081	—	1,098,081	—	1,098,081	1,098,081

SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	3,720,563	—	3,720,563	—	3,720,563	3,720,563

SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	43,753,775	—	43,753,775	—	43,753,775	43,753,775

SAST SA VCP Dynamic Allocation Portfolio Class 3	85,383,562	—	85,383,562	—	85,383,562	85,383,562

SAST SA VCP Dynamic Strategy Portfolio Class 3	87,657,251	—	87,657,251	—	87,657,251	87,657,251

SAST SA VCP Index Allocation Portfolio Class 3	31,620,405	—	31,620,405	—	31,620,405	31,620,405

SAST SA Wellington Capital Appreciation Portfolio Class 3	8,942,859	—	8,942,859	—	8,942,859	8,942,859

SAST SA Wellington Government and Quality Bond Portfolio Class 3	4,335,894	—	4,335,894	—	4,335,894	4,335,894

SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	2,090,949	—	2,090,949	—	2,090,949	2,090,949

T Rowe Price Retirement 2015 Advisor Class	14,766,054	(261)	14,765,793	—	14,765,793	14,765,793

T Rowe Price Retirement 2020 Advisor Class	29,829,196	(748)	29,828,448	—	29,828,448	29,828,448

T Rowe Price Retirement 2025 Advisor Class	65,142,279	(1,555)	65,140,724	—	65,140,724	65,140,724

T Rowe Price Retirement 2030 Advisor Class	83,013,133	(2,698)	83,010,435	—	83,010,435	83,010,435

T Rowe Price Retirement 2035 Advisor Class	76,154,375	(2,935)	76,151,440	—	76,151,440	76,151,440

T Rowe Price Retirement 2040 Advisor Class	76,788,632	(3,120)	76,785,512	—	76,785,512	76,785,512

T Rowe Price Retirement 2045 Advisor Class	62,115,386	(2,819)	62,112,567	—	62,112,567	62,112,567

T Rowe Price Retirement 2050 Advisor Class	54,215,420	(2,932)	54,212,488	—	54,212,488	54,212,488

T Rowe Price Retirement 2055 Advisor Class	30,935,467	(2,229)	30,933,238	—	30,933,238	30,933,238

T Rowe Price Retirement 2060 Advisor Class	25,418,748	(2,032)	25,416,716	—	25,416,716	25,416,716

VALIC Company I Aggressive Growth Lifestyle Fund	669,789,898	(35,682)	669,754,216	26,508	669,727,708	669,754,216

VALIC Company I Asset Allocation Fund	141,455,672	(6,229)	141,449,443	36,053	141,413,390	141,449,443

VALIC Company I Capital Appreciation Fund	66,067,281	(2,570)	66,064,711	—	66,064,711	66,064,711

VALIC Company I Conservative Growth Lifestyle Fund	301,376,384	(11,735)	301,364,649	—	301,364,649	301,364,649

VALIC Company I Core Bond Fund	1,891,310,211	(98,147)	1,891,212,064	100,448	1,891,111,616	1,891,212,064

VALIC Company I Dividend Value Fund	615,612,749	(34,275)	615,578,474	180,927	615,397,547	615,578,474

VALIC Company I Dynamic Allocation Fund	137,643,999	(2,232)	137,641,767	—	137,641,767	137,641,767

VALIC Company I Emerging Economies Fund	695,248,160	(23,435)	695,224,725	35,837	695,188,888	695,224,725

VALIC Company I Global Real Estate Fund	263,849,876	(11,135)	263,838,741	4,464	263,834,277	263,838,741

VALIC Company I Global Strategy Fund	214,841,331	(13,488)	214,827,843	95,988	214,731,855	214,827,843

VALIC Company I Government Securities Fund	126,119,822	(4,416)	126,115,406	46,306	126,069,100	126,115,406

VALIC Company I Growth Fund	1,596,258,695	(68,460)	1,596,190,235	410,280	1,595,779,955	1,596,190,235

VALIC Company I High Yield Bond Fund	389,649,511	(19,555)	389,629,956	—	389,629,956	389,629,956

VALIC Company I Inflation Protected Fund	403,367,158	(21,561)	403,345,597	20,869	403,324,728	403,345,597

VALIC Company I International Equities Index Fund	1,602,366,482	(74,753)	1,602,291,729	102,212	1,602,189,517	1,602,291,729

VALIC Company I International Government Bond Fund	61,326,373	(5,033)	61,321,340	8,287	61,313,053	61,321,340

VALIC Company I International Growth Fund	397,219,891	(17,350)	397,202,541	372,428	396,830,113	397,202,541

VALIC Company I International Opportunities Fund	496,698,151	(22,570)	496,675,581	19,766	496,655,815	496,675,581

VALIC Company I International Socially Responsible Fund	403,287,418	(13,084)	403,274,334	277,593	402,996,741	403,274,334

VALIC Company I International Value Fund	499,826,852	(26,325)	499,800,527	41,955	499,758,572	499,800,527

VALIC Company I Large Capital Growth Fund	694,523,760	(21,134)	694,502,626	133,608	694,369,018	694,502,626

VALIC Company I Mid Cap Index Fund	3,005,459,827	(139,782)	3,005,320,045	1,295,280	3,004,024,765	3,005,320,045

VALIC Company I Mid Cap Strategic Growth Fund	967,286,818	(29,835)	967,256,983	90,760	967,166,223	967,256,983

VALIC Company I Mid Cap Value Fund	635,190,365	(33,825)	635,156,540	23,380	635,133,160	635,156,540

VALIC Company I Moderate Growth Lifestyle Fund	1,012,896,605	(45,893)	1,012,850,712	45,183	1,012,805,529	1,012,850,712

VALIC Company I Nasdaq-100 Index Fund	865,503,708	(23,600)	865,480,108	149,219	865,330,889	865,480,108

VALIC Company I Science & Technology Fund	2,406,218,737	(73,488)	2,406,145,249	1,358,567	2,404,786,682	2,406,145,249

VALIC Company I Small Cap Growth Fund	495,906,095	(25,026)	495,881,069	62,236	495,818,833	495,881,069

VALIC Company I Small Cap Index Fund	999,538,033	(42,536)	999,495,497	544,690	998,950,807	999,495,497

VALIC Company I Small Cap Special Values Fund	210,041,037	(5,773)	210,035,264	46,982	209,988,282	210,035,264

VALIC Company I Small Cap Value Fund	405,876,785	(13,724)	405,863,061	5,535	405,857,526	405,863,061

 The accompanying Notes to Financial Statements are an integral part of this statement.

4

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves

VALIC Company I Stock Index Fund	$5,373,090,905	$(222,705)	$5,372,868,200	$8,130,226	$5,364,737,974	$5,372,868,200

VALIC Company I Systematic Core Fund	559,941,502	(27,457)	559,914,045	345,532	559,568,513	559,914,045

VALIC Company I Systematic Growth Fund	748,188,858	(37,546)	748,151,312	96,153	748,055,159	748,151,312

VALIC Company I Systematic Value Fund	292,606,772	(20,500)	292,586,272	4,281	292,581,991	292,586,272

VALIC Company I U.S. Socially Responsible Fund	719,029,331	(46,592)	718,982,739	22,774	718,959,965	718,982,739

Vanguard LifeStrategy Conservative Growth Fund Investor Shares	109,611,094	(4,310)	109,606,784	—	109,606,784	109,606,784

Vanguard LifeStrategy Growth Fund Investor Shares	347,206,763	(14,160)	347,192,603	8,707	347,183,896	347,192,603

Vanguard LifeStrategy Moderate Growth Fund Investor Shares	314,936,551	(14,017)	314,922,534	13,719	314,908,815	314,922,534

Vanguard Long-Term Investment-Grade Fund Investor Shares	157,368,010	(10,242)	157,357,768	—	157,357,768	157,357,768

Vanguard Long-Term Treasury Fund Investor Shares	130,312,224	(7,797)	130,304,427	30,437	130,273,990	130,304,427

Vanguard Wellington Fund Investor Shares	1,858,942,810	(28,280)	1,858,914,530	9,943,693	1,848,970,837	1,858,914,530

Vanguard Windsor II Fund Investor Shares	2,010,261,380	(79,288)	2,010,182,092	671,630	2,009,510,462	2,010,182,092

 The accompanying Notes to Financial Statements are an integral part of this statement.

5

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2023

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*

American Beacon Bridgeway Large Cap Growth Fund Investor Class	2,693,974	$29.62	$79,795,499	$80,383,575	1

Ariel Appreciation Fund Investor Class	6,269,388	39.14	245,383,834	278,311,439	1

Ariel Fund Investor Class	5,096,880	68.30	348,116,873	337,940,947	1

FTVIP Franklin Allocation VIP Fund Class 2	164,601	4.90	806,543	883,519	1

FTVIP Franklin Income VIP Fund Class 2	386,771	14.20	5,492,149	5,737,973	1

Goldman Sachs VIT Government Money Market Fund Institutional Shares	727,317,303	1.00	727,317,303	727,317,303	1

Goldman Sachs VIT Government Money Market Fund Service Shares	4,208,152	1.00	4,208,152	4,208,152	1

Invesco V.I. American Franchise Fund Series II	26,271	53.21	1,397,892	1,525,372	1

Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	19,881,282	6.54	130,023,587	130,990,625	1

Invesco V.I. Comstock Fund Series II	74,043	19.58	1,449,767	1,232,094	1

Invesco V.I. Growth and Income Fund Series II	76,760	18.87	1,448,463	1,413,305	1

Lord Abbett Growth and Income Portfolio Class VC	16,238	36.06	585,538	559,167	1

PIMCO Emerging Markets Bond Portfolio Advisor Class	2,465	10.55	26,007	25,655	1

PIMCO Total Return Portfolio Advisor Class	558,219	9.18	5,124,448	5,764,277	1

SST SA Allocation Balanced Portfolio Class 3	414,608	8.88	3,681,722	4,177,967	1

SST SA Allocation Growth Portfolio Class 3	540,480	13.71	7,409,983	7,966,383	1

SST SA Allocation Moderate Growth Portfolio Class 3	672,726	9.43	6,343,803	7,017,084	1

SST SA Allocation Moderate Portfolio Class 3	787,836	9.34	7,358,385	8,361,658	1

SST SA American Century Inflation Protection Portfolio Class 3	672,637	8.57	5,764,501	6,499,113	1

SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	246,892	12.01	2,965,172	3,007,953	1

SAST SA AB Growth Portfolio Class 3	106,161	51.82	5,501,272	5,624,195	1

SAST SA AB Small & Mid Cap Value Portfolio Class 3	169,332	12.58	2,130,199	2,289,261	1

SAST SA American Funds Asset Allocation Portfolio Class 3	4,645,730	14.99	69,639,495	69,451,525	1

SAST SA American Funds Global Growth Portfolio Class 3	321,559	11.05	3,553,227	3,655,971	1

SAST SA American Funds Growth Portfolio Class 3	1,047,219	13.42	14,053,684	14,045,308	1

SAST SA American Funds Growth-Income Portfolio Class 3	578,228	12.47	7,210,503	6,655,881	1

SAST SA American Funds VCP Managed Allocation Portfolio Class 3	5,385,701	14.93	80,408,513	78,436,554	1

SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	86,129	15.55	1,339,303	1,347,241	1

SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	3,405,969	9.71	33,071,957	36,572,573	1

SAST SA DFA Ultra Short Bond Portfolio Class 3	218,316	10.34	2,257,386	2,223,035	1

SAST SA Emerging Markets Equity Index Portfolio Class 3	11,690	13.64	159,448	188,949	1

SAST SA Federated Hermes Corporate Bond Portfolio Class 3	555,351	11.47	6,369,882	7,243,184	1

SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	7,123	17.05	121,441	108,697	1

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	39,329	11.91	468,407	501,297	1

SAST SA Fixed Income Index Portfolio Class 3	463,023	9.43	4,366,306	4,969,589	1

SAST SA Fixed Income Intermediate Index Portfolio Class 3	176,170	9.85	1,735,274	1,823,611	1

SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	67,833	17.86	1,211,501	1,299,173	1

SAST SA Franklin Small Company Value Portfolio Class 3	52,352	15.46	809,366	905,160	1

SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	133	17.75	2,356	2,566	1

SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	396,452	10.75	4,261,860	4,765,473	1

SAST SA Franklin Tactical Opportunities Portfolio Class 3	74,831	11.67	873,274	843,764	1

SAST SA Global Index Allocation 60/40 Portfolio Class 3	142,967	16.97	2,426,145	2,262,202	1

SAST SA Global Index Allocation 75/25 Portfolio Class 3	140,505	17.64	2,478,500	2,245,523	1

SAST SA Global Index Allocation 90/10 Portfolio Class 3	543,104	18.38	9,982,254	9,191,401	1

SAST SA Goldman Sachs Global Bond Portfolio Class 3	278,544	9.25	2,576,530	2,969,962	1

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	303,348	10.51	3,188,187	3,209,597	1

SAST SA Index Allocation 60/40 Portfolio Class 3	741,406	12.88	9,549,314	8,966,498	1

SAST SA Index Allocation 80/20 Portfolio Class 3	982,372	14.29	14,038,101	12,407,488	1

SAST SA Index Allocation 90/10 Portfolio Class 3	3,482,891	15.00	52,243,368	43,913,133	1

SAST SA International Index Portfolio Class 3	38,240	12.67	484,495	448,701	1

SAST SA Invesco Growth Opportunities Portfolio Class 3	118,030	5.25	619,656	756,212	1

SAST SA Janus Focused Growth Portfolio Class 3	77,866	15.33	1,193,692	1,192,746	1

SAST SA JPMorgan Diversified Balanced Portfolio Class 3	179,741	17.58	3,159,851	3,362,011	1

SAST SA JPMorgan Emerging Markets Portfolio Class 3	81,104	7.26	588,815	643,129	1

SAST SA JPMorgan Equity-Income Portfolio Class 3	51,541	31.46	1,621,476	1,723,433	1

SAST SA JPMorgan Global Equities Portfolio Class 3	9,032	18.61	168,088	167,572	1

SAST SA JPMorgan Large Cap Core Portfolio Class 3	71,517	20.62	1,474,683	1,425,437	1

SAST SA JPMorgan MFS Core Bond Portfolio Class 3	794,141	8.05	6,392,835	7,141,150	1

SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	202,919	14.79	3,001,177	3,800,733	1

SAST SA Large Cap Growth Index Portfolio Class 3	49,499	21.97	1,087,484	1,019,779	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

 The accompanying Notes to Financial Statements are an integral part of this statement.

6

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2023

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*

SAST SA Large Cap Index Portfolio Class 3	81,405	$33.37	$2,716,484	$2,476,225	1

SAST SA Large Cap Value Index Portfolio Class 3	39,639	18.18	720,633	683,122	1

SAST SA MFS Blue Chip Growth Portfolio Class 3	148,277	13.54	2,007,666	1,938,303	1

SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	67,512	20.71	1,398,173	1,456,046	1

SAST SA MFS Total Return Portfolio Class 3	87,254	17.80	1,553,115	1,635,608	1

SAST SA Mid Cap Index Portfolio Class 3	101,725	13.73	1,396,690	1,251,358	1

SAST SA Morgan Stanley International Equities Portfolio Class 3	88,040	9.48	834,616	832,439	1

SAST SA PIMCO RAE International Value Portfolio Class 3	47,610	13.56	645,586	656,126	1

SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	3,221,581	9.35	30,121,781	34,483,073	1

SAST SA PineBridge High-Yield Bond Portfolio Class 3	322,485	5.11	1,647,899	1,715,470	1

SAST SA Putnam International Growth and Income Portfolio Class 3	11,485	11.55	132,655	114,797	1

SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,740,771	9.86	17,163,998	18,567,292	1

SAST SA Small Cap Index Portfolio Class 3	91,127	12.05	1,098,081	1,070,105	1

SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	271,574	13.70	3,720,563	3,305,767	1

SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	3,938,234	11.11	43,753,775	46,036,641	1

SAST SA VCP Dynamic Allocation Portfolio Class 3	7,898,572	10.81	85,383,562	97,258,134	1

SAST SA VCP Dynamic Strategy Portfolio Class 3	7,854,592	11.16	87,657,251	101,516,393	1

SAST SA VCP Index Allocation Portfolio Class 3	2,697,987	11.72	31,620,405	30,100,026	1

SAST SA Wellington Capital Appreciation Portfolio Class 3	359,874	24.85	8,942,859	10,007,882	1

SAST SA Wellington Government and Quality Bond Portfolio Class 3	329,475	13.16	4,335,894	5,063,955	1

SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	250,713	8.34	2,090,949	2,207,780	1

T Rowe Price Retirement 2015 Advisor Class	1,232,559	11.98	14,766,054	15,324,671	1

T Rowe Price Retirement 2020 Advisor Class	1,695,804	17.59	29,829,196	34,465,577	1

T Rowe Price Retirement 2025 Advisor Class	4,178,466	15.59	65,142,279	72,180,978	1

T Rowe Price Retirement 2030 Advisor Class	3,514,527	23.62	83,013,133	89,763,038	1

T Rowe Price Retirement 2035 Advisor Class	3,982,969	19.12	76,154,375	77,462,568	1

T Rowe Price Retirement 2040 Advisor Class	2,814,833	27.28	76,788,632	77,725,090	1

T Rowe Price Retirement 2045 Advisor Class	3,149,867	19.72	62,115,386	60,301,625	1

T Rowe Price Retirement 2050 Advisor Class	3,254,227	16.66	54,215,420	52,458,240	1

T Rowe Price Retirement 2055 Advisor Class	1,765,723	17.52	30,935,467	29,424,857	1

T Rowe Price Retirement 2060 Advisor Class	1,736,253	14.64	25,418,748	24,171,267	1

VALIC Company I Aggressive Growth Lifestyle Fund	66,912,078	10.01	669,789,898	609,756,706	1

VALIC Company I Asset Allocation Fund	13,146,438	10.76	141,455,672	138,176,879	1

VALIC Company I Capital Appreciation Fund	3,722,100	17.75	66,067,281	69,740,936	1

VALIC Company I Conservative Growth Lifestyle Fund	27,497,845	10.96	301,376,384	283,512,142	1

VALIC Company I Core Bond Fund	189,131,021	10.00	1,891,310,211	2,019,549,518	1

VALIC Company I Dividend Value Fund	52,170,572	11.80	615,612,749	608,708,838	1

VALIC Company I Dynamic Allocation Fund	13,819,679	9.96	137,643,999	152,416,027	1

VALIC Company I Emerging Economies Fund	118,845,839	5.85	695,248,160	819,799,061	1

VALIC Company I Global Real Estate Fund	38,915,911	6.78	263,849,876	297,707,551	1

VALIC Company I Global Strategy Fund	23,739,374	9.05	214,841,331	241,501,664	1

VALIC Company I Government Securities Fund	13,233,979	9.53	126,119,822	136,072,237	1

VALIC Company I Growth Fund	121,388,494	13.15	1,596,258,695	1,702,591,134	1

VALIC Company I High Yield Bond Fund	54,117,988	7.20	389,649,511	398,375,207	1

VALIC Company I Inflation Protected Fund	41,930,058	9.62	403,367,158	458,378,451	1

VALIC Company I International Equities Index Fund	199,796,319	8.02	1,602,366,482	1,405,537,498	1

VALIC Company I International Government Bond Fund	6,108,204	10.04	61,326,373	68,541,505	1

VALIC Company I International Growth Fund	35,817,844	11.09	397,219,891	420,083,040	1

VALIC Company I International Opportunities Fund	33,425,178	14.86	496,698,151	648,093,614	1

VALIC Company I International Socially Responsible Fund	16,754,774	24.07	403,287,418	365,093,828	1

VALIC Company I International Value Fund	50,183,419	9.96	499,826,852	454,876,697	1

VALIC Company I Large Capital Growth Fund	35,781,750	19.41	694,523,760	576,086,194	1

VALIC Company I Mid Cap Index Fund	116,130,596	25.88	3,005,459,827	2,906,909,755	1

VALIC Company I Mid Cap Strategic Growth Fund	56,566,481	17.10	967,286,818	1,061,453,215	1

VALIC Company I Mid Cap Value Fund	33,714,988	18.84	635,190,365	700,916,810	1

VALIC Company I Moderate Growth Lifestyle Fund	76,387,376	13.26	1,012,896,605	937,332,377	1

VALIC Company I Nasdaq-100 Index Fund	37,114,224	23.32	865,503,708	583,295,086	1

VALIC Company I Science & Technology Fund	97,575,780	24.66	2,406,218,737	2,798,927,953	1

VALIC Company I Small Cap Growth Fund	33,850,245	14.65	495,906,095	674,185,805	1

VALIC Company I Small Cap Index Fund	66,814,040	14.96	999,538,033	1,138,457,002	1

VALIC Company I Small Cap Special Values Fund	17,062,635	12.31	210,041,037	207,608,127	1

 * Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

 The accompanying Notes to Financial Statements are an integral part of this statement.

7

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2023

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*

VALIC Company I Small Cap Value Fund	33,378,025	$12.16	$405,876,785	$441,680,406	1

VALIC Company I Stock Index Fund	105,004,708	51.17	5,373,090,905	4,210,040,690	1

VALIC Company I Systematic Core Fund	19,891,350	28.15	559,941,502	522,273,196	1

VALIC Company I Systematic Growth Fund	44,748,137	16.72	748,188,858	778,736,994	1

VALIC Company I Systematic Value Fund	22,302,345	13.12	292,606,772	279,832,629	1

VALIC Company I U.S. Socially Responsible Fund	37,197,586	19.33	719,029,331	828,900,749	1

Vanguard LifeStrategy Conservative Growth Fund Investor Shares	5,381,006	20.37	109,611,094	111,606,202	1

Vanguard LifeStrategy Growth Fund Investor Shares	8,378,542	41.44	347,206,763	262,588,582	1

Vanguard LifeStrategy Moderate Growth Fund Investor Shares	10,342,744	30.45	314,936,551	274,512,563	1

Vanguard Long-Term Investment-Grade Fund Investor Shares	19,356,459	8.13	157,368,010	202,506,597	1

Vanguard Long-Term Treasury Fund Investor Shares	14,875,825	8.76	130,312,224	189,564,401	1

Vanguard Wellington Fund Investor Shares	44,956,295	41.35	1,858,942,810	1,764,369,890	1

Vanguard Windsor II Fund Investor Shares	46,881,096	42.88	2,010,261,380	1,727,855,834	1

 * Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

 The accompanying Notes to Financial Statements are an integral part of this statement.

8

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Beacon Bridgeway Large Cap Growth Fund Investor Class	Ariel Appreciation Fund Investor Class	Ariel Fund Investor Class	FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 2
For the Year Ended December 31, 2023

From operations:

Dividends	$109,547	$1,958,271	$1,454,676	$8,005	$268,952

Mortality and expense risk and administrative charges	(823,119)	(3,127,028)	(3,936,224)	(8,962)	(67,242)

Reimbursements of expenses	181,544	660,201	847,044	—	—

Net investment income (loss)	(532,028)	(508,556)	(1,634,504)	(957)	201,710

Net realized gain (loss)	(1,035,655)	(18,141,504)	(2,777,896)	(4,126)	(28,911)

Capital gain distribution from mutual funds	352,269	12,600,029	15,569,908	9,292	326,056

Change in unrealized appreciation (depreciation) of investments	20,261,597	29,262,262	35,541,201	80,832	(128,823)

Increase (decrease) in net assets from operations	19,046,183	23,212,231	46,698,709	85,041	370,032

From contract transactions:

Payments received from contract owners	1,189,812	4,482,464	5,164,826	197,587	—

Payments for contract benefits or terminations	(6,214,812)	(25,618,201)	(30,409,927)	(2,263)	(157,948)

Transfers between sub-accounts (including fixed account), net	2,070,362	(71,783,062)	(9,634,663)	1,736	113,504

Contract maintenance charges	(51,026)	(58,596)	(111,342)	(1,950)	(20,298)

Adjustments to net assets allocated to contracts in payout period	925	(12,831)	7,356	—	—

Increase (decrease) in net assets from contract transactions	(3,004,739)	(92,990,226)	(34,983,750)	195,110	(64,742)

Increase (decrease) in net assets	16,041,444	(69,777,995)	11,714,959	280,151	305,290

Net assets at beginning of period	63,750,940	315,154,149	336,389,844	526,392	5,186,859

Net assets at end of period	$79,792,384	$245,376,154	$348,104,803	$806,543	$5,492,149

Beginning units	44,595,080	69,609,440	72,406,256	34,963	291,704

Units issued	3,039,853	9,322,459	1,412,227	12,495	7,144

Units redeemed	(4,650,648)	(26,417,258)	(7,953,792)	(373)	(10,864)

Ending units	42,984,285	52,514,641	65,864,691	47,085	287,984

For the Year Ended December 31, 2022

From operations:

Dividends	$—	$2,022,957	$1,459,556	$8,996	$269,058

Mortality and expense risk and administrative charges	(787,541)	(3,681,196)	(4,344,643)	(8,251)	(70,436)

Reimbursements of expenses	172,954	774,495	933,883	—	—

Net investment income (loss)	(614,587)	(883,744)	(1,951,204)	745	198,622

Net realized gain (loss)	(242,569)	(5,808,329)	6,333,141	(4,969)	(13,138)

Capital gain distribution from mutual funds	9,535,825	27,716,989	26,810,489	54,074	109,212

Change in unrealized appreciation (depreciation) of investments	(31,749,117)	(66,943,826)	(118,372,334)	(159,956)	(679,034)

Increase (decrease) in net assets from operations	(23,070,448)	(45,918,910)	(87,179,908)	(110,106)	(384,338)

From contract transactions:

Payments received from contract owners	1,052,828	5,928,240	6,731,449	3,000	67,295

Payments for contract benefits or terminations	(4,576,655)	(26,992,695)	(26,652,345)	(2,067)	(526,824)

Transfers between sub-accounts (including fixed account), net	831,535	22,181,185	(18,042,422)	(638)	83,284

Contract maintenance charges	(54,947)	(61,590)	(120,099)	(1,443)	(22,056)

Adjustments to net assets allocated to contracts in payout period	434	(34,174)	(6,270)	—	—

Increase (decrease) in net assets from contract transactions	(2,746,805)	1,020,966	(38,089,687)	(1,148)	(398,301)

Increase (decrease) in net assets	(25,817,253)	(44,897,944)	(125,269,595)	(111,254)	(782,639)

Net assets at beginning of period	89,568,193	360,052,093	461,659,439	637,646	5,969,498

Net assets at end of period	$63,750,940	$315,154,149	$336,389,844	$526,392	$5,186,859

Beginning units	46,309,014	69,174,578	79,923,597	35,049	306,193

Units issued	2,704,560	11,692,699	2,660,012	400	27,034

Units redeemed	(4,418,494)	(11,257,837)	(10,177,353)	(486)	(41,523)

Ending units	44,595,080	69,609,440	72,406,256	34,963	291,704

 The accompanying Notes to Financial Statements are an integral part of this statement.

9

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	Invesco V.I. Comstock Fund Series II
For the Year Ended December 31, 2023

From operations:

Dividends	$28,224,946	$194,793	$—	$4,105,188	$22,523

Mortality and expense risk and administrative charges	(5,115,090)	(52,344)	(13,396)	(1,332,825)	(19,965)

Net investment income (loss)	23,109,856	142,449	(13,396)	2,772,363	2,558

Net realized gain (loss)	—	—	(78,437)	(389,807)	2,794

Capital gain distribution from mutual funds	—	—	28,369	512,909	162,208

Change in unrealized appreciation (depreciation) of investments	—	—	427,885	(8,612,868)	(27,824)
Increase (decrease) in net assets from operations	23,109,856	142,449	364,421	(5,717,403)	139,736

From contract transactions:

Payments received from contract owners	69,839,064	—	95,911	7,758,055	4,625

Payments for contract benefits or terminations	(90,146,326)	(1,031,614)	(93,553)	(15,923,432)	(102,244)

Transfers between sub-accounts (including fixed account), net	177,818,922	905,593	120,037	(1,054,945)	23,960

Contract maintenance charges	(173,715)	(63,493)	(2,489)	(38,968)	(11,593)

Adjustments to net assets allocated to contracts in payout period	2,448	—	—	(10,059)	—
Increase (decrease) in net assets from contract transactions	157,340,393	(189,514)	119,906	(9,269,349)	(85,252)

Increase (decrease) in net assets	180,450,249	(47,065)	484,327	(14,986,752)	54,484

Net assets at beginning of period	546,827,950	4,255,217	913,565	145,028,889	1,395,283
Net assets at end of period	$727,278,199	$4,208,152	$1,397,892	$130,042,137	$1,449,767

Beginning units	279,912,387	437,814	28,476	176,778,301	53,667

Units issued	142,551,468	150,217	6,001	12,358,949	2,471

Units redeemed	(60,995,129)	(169,299)	(3,154)	(24,006,620)	(5,661)
Ending units	361,468,726	418,732	31,323	165,130,630	50,477

For the Year Ended December 31, 2022

From operations:

Dividends	$8,036,022	$57,344	$—	$12,891,218	$19,631

Mortality and expense risk and administrative charges	(3,059,430)	(48,049)	(13,472)	(1,497,804)	(20,954)

Net investment income (loss)	4,976,592	9,295	(13,472)	11,393,414	(1,323)

Net realized gain (loss)	—	—	(6,452)	2,221,108	36,101

Capital gain distribution from mutual funds	—	—	292,727	—	44,763

Change in unrealized appreciation (depreciation) of investments	—	—	(729,135)	(2,607,261)	(90,563)
Increase (decrease) in net assets from operations	4,976,592	9,295	(456,332)	11,007,261	(11,022)

From contract transactions:

Payments received from contract owners	42,048,235	196,917	16,132	8,742,941	94,546

Payments for contract benefits or terminations	(44,419,070)	(488,861)	(31,512)	(16,806,295)	(91,632)

Transfers between sub-accounts (including fixed account), net	544,363,689	1,849,656	(56,456)	(10,638,971)	(155,405)

Contract maintenance charges	(135,298)	(53,808)	(2,396)	(47,153)	(12,086)

Adjustments to net assets allocated to contracts in payout period	(6,198)	—	—	151	—
Increase (decrease) in net assets from contract transactions	541,851,358	1,503,904	(74,232)	(18,749,327)	(164,577)

Increase (decrease) in net assets	546,827,950	1,513,199	(530,564)	(7,742,066)	(175,599)

Net assets at beginning of period	—	2,742,018	1,444,129	152,770,955	1,570,882
Net assets at end of period	$546,827,950	$4,255,217	$913,565	$145,028,889	$1,395,283

Beginning units	—	283,048	30,606	199,121,819	60,146

Units issued	319,567,040	292,833	1,100	22,202,153	4,333

Units redeemed	(39,654,653)	(138,067)	(3,230)	(44,545,671)	(10,812)
Ending units	279,912,387	437,814	28,476	176,778,301	53,667

 The accompanying Notes to Financial Statements are an integral part of this statement.

10

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Growth and Income Fund Series II	Lord Abbett Growth and Income Portfolio Class VC	PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class	SST SA Allocation Balanced Portfolio Class 3
For the Year Ended December 31, 2023

From operations:

Dividends	$18,797	$5,237	$1,369	$145,542	$80,380

Mortality and expense risk and administrative charges	(19,941)	(7,400)	(281)	(49,618)	(44,256)
Net investment income (loss)	(1,144)	(2,163)	1,088	95,924	36,124

Net realized gain (loss)	(26,121)	11,930	(5,584)	(96,933)	(26,832)

Capital gain distribution from mutual funds	183,841	11,381	—	—	190,851

Change in unrealized appreciation (depreciation) of investments	(11,738)	42,100	6,794	249,260	135,878
Increase (decrease) in net assets from operations	144,838	63,248	2,298	248,251	336,021

From contract transactions:

Payments received from contract owners	—	—	—	160,789	135,088

Payments for contract benefits or terminations	(104,304)	(96,908)	(321)	(251,000)	(105,485)

Transfers between sub-accounts (including fixed account), net	22,992	6,454	1,125	1,098,725	38,568

Contract maintenance charges	(9,503)	(1,539)	(398)	(73,438)	(34,530)
Increase (decrease) in net assets from contract transactions	(90,815)	(91,993)	406	935,076	33,641

Increase (decrease) in net assets	54,023	(28,745)	2,704	1,183,327	369,662

Net assets at beginning of period	1,394,440	614,283	23,303	3,941,121	3,312,060
Net assets at end of period	$1,448,463	$585,538	$26,007	$5,124,448	$3,681,722

Beginning units	58,098	28,928	2,693	445,772	197,912

Units issued	2,481	417	8,069	150,494	10,207

Units redeemed	(6,115)	(4,845)	(8,024)	(42,289)	(8,301)

Ending units	54,464	24,500	2,738	553,977	199,818

For the Year Ended December 31, 2022

From operations:

Dividends	$18,852	$8,526	$1,173	$101,608	$95,415

Mortality and expense risk and administrative charges	(21,450)	(7,158)	(286)	(48,001)	(45,940)

Net investment income (loss)	(2,598)	1,368	887	53,607	49,475

Net realized gain (loss)	10,217	5,507	(420)	(81,879)	(17,103)

Capital gain distribution from mutual funds	138,204	51,903	—	—	173,546

Change in unrealized appreciation (depreciation) of investments	(269,452)	(100,144)	(5,407)	(669,947)	(880,065)
Increase (decrease) in net assets from operations	(123,629)	(41,366)	(4,940)	(698,219)	(674,147)

From contract transactions:

Payments received from contract owners	—	176,311	—	239,559	192,153

Payments for contract benefits or terminations	(100,061)	(14,374)	(240)	(128,810)	(102,821)

Transfers between sub-accounts (including fixed account), net	(79,178)	(22,271)	(483)	67,054	3,548

Contract maintenance charges	(10,242)	(1,672)	(388)	(75,766)	(38,383)
Increase (decrease) in net assets from contract transactions	(189,481)	137,994	(1,111)	102,037	54,497

Increase (decrease) in net assets	(313,110)	96,628	(6,051)	(596,182)	(619,650)

Net assets at beginning of period	1,707,550	517,655	29,354	4,537,303	3,931,710
Net assets at end of period	$1,394,440	$614,283	$23,303	$3,941,121	$3,312,060

Beginning units	65,888	21,057	2,823	434,167	195,973

Units issued	1,625	9,718	33	63,456	12,082

Units redeemed	(9,415)	(1,847)	(163)	(51,851)	(10,143)
Ending units	58,098	28,928	2,693	445,772	197,912

 The accompanying Notes to Financial Statements are an integral part of this statement.

11

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Growth Portfolio Class 3	SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3	SST SA American Century Inflation Protection Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
For the Year Ended December 31, 2023

From operations:

Dividends	$150,757	$142,253	$162,567	$267,666	$43,576

Mortality and expense risk and administrative charges	(86,822)	(77,505)	(91,942)	(70,135)	(33,084)

Net investment income (loss)	63,935	64,748	70,625	197,531	10,492

Net realized gain (loss)	16,152	(33,150)	(65,307)	(64,886)	(15,001)

Capital gain distribution from mutual funds	618,567	478,661	494,260	—	—

Change in unrealized appreciation (depreciation) of investments	334,052	228,883	283,919	(29,886)	500,280

Increase (decrease) in net assets from operations	1,032,706	739,142	783,497	102,759	495,771

From contract transactions:

Payments received from contract owners	226,516	545,191	428,016	59,419	180

Payments for contract benefits or terminations	(292,877)	(120,500)	(211,273)	(223,386)	(95,376)

Transfers between sub-accounts (including fixed account), net	(104,175)	(5,679)	183,995	279,323	(80,615)

Contract maintenance charges	(93,282)	(72,163)	(85,337)	(94,010)	(46,921)

Increase (decrease) in net assets from contract transactions	(263,818)	346,849	315,401	21,346	(222,732)

Increase (decrease) in net assets	768,888	1,085,991	1,098,898	124,105	273,039

Net assets at beginning of period	6,641,095	5,257,812	6,259,487	5,640,396	2,692,133

Net assets at end of period	$7,409,983	$6,343,803	$7,358,385	$5,764,501	$2,965,172

Beginning units	314,881	281,733	348,317	493,192	193,053

Units issued	12,740	27,582	33,634	58,635	99

Units redeemed	(24,248)	(10,774)	(16,142)	(57,426)	(14,771)

Ending units	303,373	298,541	365,809	494,401	178,381

For the Year Ended December 31, 2022

From operations:

Dividends	$167,008	$157,429	$189,002	$137,542	$31,369

Mortality and expense risk and administrative charges	(90,858)	(72,918)	(91,995)	(67,079)	(33,303)

Net investment income (loss)	76,150	84,511	97,007	70,463	(1,934)

Net realized gain (loss)	(10,617)	(11,516)	(32,123)	14,648	9,350

Capital gain distribution from mutual funds	396,555	369,492	428,382	88,553	466,064

Change in unrealized appreciation (depreciation) of investments	(2,090,061)	(1,558,867)	(1,866,708)	(868,800)	(1,075,721)

Increase (decrease) in net assets from operations	(1,627,973)	(1,116,380)	(1,373,442)	(695,136)	(602,241)

From contract transactions:

Payments received from contract owners	258,852	206,690	63,968	566,413	100,400

Payments for contract benefits or terminations	(492,829)	(91,928)	(374,907)	(247,485)	(74,233)

Transfers between sub-accounts (including fixed account), net	(100,122)	17,874	56,211	620,793	47,447

Contract maintenance charges	(98,847)	(70,854)	(88,852)	(87,777)	(50,277)

Increase (decrease) in net assets from contract transactions	(432,946)	61,782	(343,580)	851,944	23,337

Increase (decrease) in net assets	(2,060,919)	(1,054,598)	(1,717,022)	156,808	(578,904)

Net assets at beginning of period	8,702,014	6,312,410	7,976,509	5,483,588	3,271,037

Net assets at end of period	$6,641,095	$5,257,812	$6,259,487	$5,640,396	$2,692,133

Beginning units	336,254	278,238	366,743	420,960	191,531

Units issued	19,568	12,819	14,366	131,445	15,841

Units redeemed	(40,941)	(9,324)	(32,792)	(59,213)	(14,319)

Ending units	314,881	281,733	348,317	493,192	193,053

 The accompanying Notes to Financial Statements are an integral part of this statement.

12

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA American Funds Global Growth Portfolio Class 3	SAST SA American Funds Growth Portfolio Class 3
For the Year Ended December 31, 2023

From operations:

Dividends	$—	$12,881	$1,649,143	$23,735	$177,270

Mortality and expense risk and administrative charges	(59,008)	(24,527)	(830,984)	(46,180)	(170,949)

Net investment income (loss)	(59,008)	(11,646)	818,159	(22,445)	6,321

Net realized gain (loss)	36,687	(11,103)	185,979	3,440	299,482

Capital gain distribution from mutual funds	395,950	172,008	6,661,670	451,608	1,460,519

Change in unrealized appreciation (depreciation) of investments	937,776	126,106	244,737	189,347	2,086,957

Increase (decrease) in net assets from operations	1,311,405	275,365	7,910,545	621,950	3,853,279

From contract transactions:

Payments received from contract owners	668,208	41,317	999,003	22,823	415,044

Payments for contract benefits or terminations	(161,326)	(68,737)	(4,621,289)	(124,288)	(811,944)

Transfers between sub-accounts (including fixed account), net	(88,397)	182,159	658,988	(3,294)	(323,711)

Contract maintenance charges	(45,644)	(10,969)	(968,127)	(16,235)	(43,962)

Increase (decrease) in net assets from contract transactions	372,841	143,770	(3,931,425)	(120,994)	(764,573)

Increase (decrease) in net assets	1,684,246	419,135	3,979,120	500,956	3,088,706

Net assets at beginning of period	3,817,026	1,711,064	65,660,375	3,052,271	10,964,978

Net assets at end of period	$5,501,272	$2,130,199	$69,639,495	$3,553,227	$14,053,684

Beginning units	92,768	63,161	2,996,411	111,819	319,952

Units issued	19,205	9,920	86,903	3,558	18,696

Units redeemed	(11,640)	(4,754)	(257,776)	(7,439)	(37,792)

Ending units	100,333	68,327	2,825,538	107,938	300,856

For the Year Ended December 31, 2022

From operations:

Dividends	$—	$14,908	$1,264,038	$—	$60,945

Mortality and expense risk and administrative charges	(50,523)	(22,697)	(859,219)	(44,480)	(158,983)

Net investment income (loss)	(50,523)	(7,789)	404,819	(44,480)	(98,038)

Net realized gain (loss)	80,518	24,360	434,721	(44,016)	60,200

Capital gain distribution from mutual funds	670,403	458,359	2,373,338	19,606	1,609,497

Change in unrealized appreciation (depreciation) of investments	(2,193,264)	(804,892)	(14,574,587)	(978,500)	(5,976,083)

Increase (decrease) in net assets from operations	(1,492,866)	(329,962)	(11,361,709)	(1,047,390)	(4,404,424)

From contract transactions:

Payments received from contract owners	270,692	179,431	3,540,151	155,005	1,356,769

Payments for contract benefits or terminations	(261,355)	(58,401)	(3,218,338)	(105,115)	(230,184)

Transfers between sub-accounts (including fixed account), net	380,013	(9,734)	712,017	138,921	706,125

Contract maintenance charges	(37,661)	(7,741)	(1,055,427)	(16,318)	(40,493)

Increase (decrease) in net assets from contract transactions	351,689	103,555	(21,597)	172,493	1,792,217

Increase (decrease) in net assets	(1,141,177)	(226,407)	(11,383,306)	(874,897)	(2,612,207)

Net assets at beginning of period	4,958,203	1,937,471	77,043,681	3,927,168	13,577,185

Net assets at end of period	$3,817,026	$1,711,064	$65,660,375	$3,052,271	$10,964,978

Beginning units	84,856	59,438	2,999,964	106,518	272,834

Units issued	17,237	10,317	270,009	12,672	59,313

Units redeemed	(9,325)	(6,594)	(273,562)	(7,371)	(12,195)

Ending units	92,768	63,161	2,996,411	111,819	319,952

 The accompanying Notes to Financial Statements are an integral part of this statement.

13

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Growth- Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi- Factor 70/30 Portfolio Class 3	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA DFA Ultra Short Bond Portfolio Class 3
For the Year Ended December 31, 2023

From operations:

Dividends	$147,315	$1,388,578	$24,691	$224,041	$20,164

Mortality and expense risk and administrative charges	(88,012)	(965,879)	(14,428)	(404,616)	(25,841)

Net investment income (loss)	59,303	422,699	10,263	(180,575)	(5,677)

Net realized gain (loss)	17,302	777,110	(3,750)	(732,702)	(3,236)

Capital gain distribution from mutual funds	546,839	2,625,652	—	—	—

Change in unrealized appreciation (depreciation) of investments	805,685	6,505,573	133,050	4,169,310	74,032

Increase (decrease) in net assets from operations	1,429,129	10,331,034	139,563	3,256,033	65,119

From contract transactions:

Payments received from contract owners	14,511	1,596,299	30,000	1,362,505	32,820

Payments for contract benefits or terminations	(134,623)	(5,157,711)	(1,421)	(2,795,704)	(60,329)

Transfers between sub-accounts (including fixed account), net	(162,881)	(239,978)	45,368	450,258	245,961

Contract maintenance charges	(13,456)	(1,290,667)	(20,794)	(549,296)	(35,592)

Increase (decrease) in net assets from contract transactions	(296,449)	(5,092,057)	53,153	(1,532,237)	182,860

Increase (decrease) in net assets	1,132,680	5,238,977	192,716	1,723,796	247,979

Net assets at beginning of period	6,077,823	75,169,536	1,146,587	31,348,161	2,009,407

Net assets at end of period	$7,210,503	$80,408,513	$1,339,303	$33,071,957	$2,257,386

Beginning units	225,641	4,863,221	115,798	2,846,091	235,967

Units issued	4,300	218,527	7,952	220,345	43,468

Units redeemed	(14,093)	(525,498)	(2,748)	(354,481)	(22,736)

Ending units	215,848	4,556,250	121,002	2,711,955	256,699

For the Year Ended December 31, 2022

From operations:

Dividends	$56,842	$778,267	$17,812	$—	$—

Mortality and expense risk and administrative charges	(87,717)	(985,846)	(10,129)	(416,687)	(25,843)

Net investment income (loss)	(30,875)	(207,579)	7,683	(416,687)	(25,843)

Net realized gain (loss)	(28,763)	505,662	(2,339)	(405,353)	(35,948)

Capital gain distribution from mutual funds	194,725	2,743,015	11,041	2,263	—

Change in unrealized appreciation (depreciation) of investments	(1,498,711)	(19,626,166)	(145,571)	(6,325,740)	(2,610)

Increase (decrease) in net assets from operations	(1,363,624)	(16,585,068)	(129,186)	(7,145,517)	(64,401)

From contract transactions:

Payments received from contract owners	69,691	4,924,531	844,086	1,328,587	285,580

Payments for contract benefits or terminations	(211,642)	(2,988,476)	(1,411)	(1,219,365)	(360,472)

Transfers between sub-accounts (including fixed account), net	(69,830)	1,207,302	38,032	730,897	230,250

Contract maintenance charges	(13,920)	(1,319,355)	(12,330)	(568,162)	(33,816)

Increase (decrease) in net assets from contract transactions	(225,701)	1,824,002	868,377	271,957	121,542

Increase (decrease) in net assets	(1,589,325)	(14,761,066)	739,191	(6,873,560)	57,141

Net assets at beginning of period	7,667,148	89,930,602	407,396	38,221,721	1,952,266

Net assets at end of period	$6,077,823	$75,169,536	$1,146,587	$31,348,161	$2,009,407

Beginning units	233,772	4,760,300	34,175	2,820,955	223,263

Units issued	4,757	449,086	84,223	210,872	117,283

Units redeemed	(12,888)	(346,165)	(2,600)	(185,736)	(104,579)

Ending units	225,641	4,863,221	115,798	2,846,091	235,967

 The accompanying Notes to Financial Statements are an integral part of this statement.

14

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Fixed Income Index Portfolio Class 3
For the Year Ended December 31, 2023

From operations:

Dividends	$3,555	$209,584	$198	$8,933	$88,816

Mortality and expense risk and administrative charges	(1,876)	(81,050)	(1,191)	(5,847)	(50,304)

Net investment income (loss)	1,679	128,534	(993)	3,086	38,512

Net realized gain (loss)	(1,661)	(196,081)	(475)	(6,677)	(99,501)

Capital gain distribution from mutual funds	—	—	—	26,241	—

Change in unrealized appreciation (depreciation) of investments	11,245	440,963	20,767	32,815	232,832

Increase (decrease) in net assets from operations	11,263	373,416	19,299	55,465	171,843

From contract transactions:

Payments received from contract owners	—	263,814	—	—	205,731

Payments for contract benefits or terminations	(4,034)	(389,822)	(1,086)	(33,054)	(337,932)

Transfers between sub-accounts (including fixed account), net	5,946	(28,517)	39,242	3,183	206,385

Contract maintenance charges	(1,564)	(89,121)	(866)	(4,904)	(62,018)

Increase (decrease) in net assets from contract transactions	348	(243,646)	37,290	(34,775)	12,166

Increase (decrease) in net assets	11,611	129,770	56,589	20,690	184,009

Net assets at beginning of period	147,837	6,240,112	64,852	447,717	4,182,297

Net assets at end of period	$159,448	$6,369,882	$121,441	$468,407	$4,366,306

Beginning units	17,207	360,858	6,043	30,809	446,510

Units issued	1,421	44,024	3,706	3,073	56,867

Units redeemed	(1,344)	(58,924)	(679)	(5,253)	(56,133)

Ending units	17,284	345,958	9,070	28,629	447,244

For the Year Ended December 31, 2022

From operations:

Dividends	$2,681	$232,830	$—	$3,185	$74,443

Mortality and expense risk and administrative charges	(2,146)	(90,026)	(473)	(5,389)	(52,601)

Net investment income (loss)	535	142,804	(473)	(2,204)	21,842

Net realized gain (loss)	(1,772)	(156,117)	(335)	2,436	(56,060)

Capital gain distribution from mutual funds	—	23,203	5,247	39,024	11,766

Change in unrealized appreciation (depreciation) of investments	(43,931)	(1,296,422)	(12,552)	(175,717)	(653,412)

Increase (decrease) in net assets from operations	(45,168)	(1,286,532)	(8,113)	(136,461)	(675,864)

From contract transactions:

Payments received from contract owners	20,000	113,986	40,692	117,936	382,125

Payments for contract benefits or terminations	(10,956)	(246,594)	(719)	(7,243)	(189,272)

Transfers between sub-accounts (including fixed account), net	(22,238)	(609,944)	1,244	42,427	(60,100)

Contract maintenance charges	(1,659)	(102,996)	(428)	(4,094)	(66,338)

Increase (decrease) in net assets from contract transactions	(14,853)	(845,548)	40,789	149,026	66,415

Increase (decrease) in net assets	(60,021)	(2,132,080)	32,676	12,565	(609,449)

Net assets at beginning of period	207,858	8,372,192	32,176	435,152	4,791,746

Net assets at end of period	$147,837	$6,240,112	$64,852	$447,717	$4,182,297

Beginning units	18,999	408,850	2,176	21,666	439,392

Units issued	3,182	20,232	4,166	10,935	62,243

Units redeemed	(4,974)	(68,224)	(299)	(1,792)	(55,125)

Ending units	17,207	360,858	6,043	30,809	446,510
 The accompanying Notes to Financial Statements are an integral part of this statement.

15

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3
For the Year Ended December 31, 2023

From operations:

Dividends	$25,741	$25,132	$1,909	$29	$61,064

Mortality and expense risk and administrative charges	(19,537)	(16,552)	(10,005)	(25)	(54,752)

Net investment income (loss)	6,204	8,580	(8,096)	4	6,312

Net realized gain (loss)	(19,662)	(19,136)	(13,704)	(12)	(138,061)

Capital gain distribution from mutual funds	—	113,464	56,529	203	—

Change in unrealized appreciation (depreciation) of investments	70,807	(39,789)	47,902	193	394,182

Increase (decrease) in net assets from operations	57,349	63,119	82,631	388	262,433

From contract transactions:

Payments received from contract owners	16,177	—	15,280	—	—

Payments for contract benefits or terminations	(76,337)	(154,611)	(38,145)	—	(261,380)

Transfers between sub-accounts (including fixed account), net	141,174	71,220	17,724	48	178,733

Contract maintenance charges	(29,716)	(9,383)	(6,511)	(47)	(27,503)

Increase (decrease) in net assets from contract transactions	51,298	(92,774)	(11,652)	1	(110,150)

Increase (decrease) in net assets	108,647	(29,655)	70,979	389	152,283

Net assets at beginning of period	1,626,627	1,241,156	738,387	1,967	4,109,577

Net assets at end of period	$1,735,274	$1,211,501	$809,366	$2,356	$4,261,860

Beginning units	170,069	48,315	31,203	158	111,738

Units issued	21,193	3,490	1,870	4	7,441

Units redeemed	(16,074)	(7,285)	(2,339)	(4)	(10,447)

Ending units	175,188	44,520	30,734	158	108,732

For the Year Ended December 31, 2022

From operations:

Dividends	$19,151	$19,558	$3,303	$33	$71,093

Mortality and expense risk and administrative charges	(20,530)	(17,201)	(10,501)	(25)	(58,733)

Net investment income (loss)	(1,379)	2,357	(7,198)	8	12,360

Net realized gain (loss)	(16,933)	28,846	(8,472)	(24)	(58,428)

Capital gain distribution from mutual funds	447	222,495	169,042	231	1,003,141

Change in unrealized appreciation (depreciation) of investments	(143,908)	(284,282)	(260,104)	(582)	(1,421,069)

Increase (decrease) in net assets from operations	(161,773)	(30,584)	(106,732)	(367)	(463,996)

From contract transactions:

Payments received from contract owners	17,177	162,654	25,901	—	78,952

Payments for contract benefits or terminations	(78,649)	(74,287)	(33,975)	—	(168,312)

Transfers between sub-accounts (including fixed account), net	(84,898)	(123,533)	(44,715)	(205)	(384,466)

Contract maintenance charges	(29,340)	(8,222)	(7,092)	(45)	(30,561)

Increase (decrease) in net assets from contract transactions	(175,710)	(43,388)	(59,881)	(250)	(504,387)

Increase (decrease) in net assets	(337,483)	(73,972)	(166,613)	(617)	(968,383)

Net assets at beginning of period	1,964,110	1,315,128	905,000	2,584	5,077,960

Net assets at end of period	$1,626,627	$1,241,156	$738,387	$1,967	$4,109,577

Beginning units	187,832	49,904	33,705	177	125,457

Units issued	15,532	7,365	1,588	1	2,797

Units redeemed	(33,295)	(8,954)	(4,090)	(20)	(16,516)

Ending units	170,069	48,315	31,203	158	111,738

 The accompanying Notes to Financial Statements are an integral part of this statement.

16

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Global Bond Portfolio Class 3
For the Year Ended December 31, 2023

From operations:

Dividends	$11,783	$35,300	$35,077	$161,165	$—

Mortality and expense risk and administrative charges	(9,052)	(28,413)	(29,959)	(111,276)	(30,836)

Net investment income (loss)	2,731	6,887	5,118	49,889	(30,836)

Net realized gain (loss)	2,147	20,585	16,162	85,770	(36,093)

Capital gain distribution from mutual funds	1,014	70,901	82,745	339,868	—

Change in unrealized appreciation (depreciation) of investments	100,401	174,685	209,278	919,708	134,625

Increase (decrease) in net assets from operations	106,293	273,058	313,303	1,395,235	67,696

From contract transactions:

Payments received from contract owners	113,735	15,000	—	34,802	134,777

Payments for contract benefits or terminations	(33,667)	(150,917)	(57,196)	(225,311)	(106,295)

Transfers between sub-accounts (including fixed account), net	2,677	3,039	(2,645)	404,536	189,599

Contract maintenance charges	(9,997)	(31,187)	(35,788)	(140,019)	(37,340)

Increase (decrease) in net assets from contract transactions	72,748	(164,065)	(95,629)	74,008	180,741

Increase (decrease) in net assets	179,041	108,993	217,674	1,469,243	248,437

Net assets at beginning of period	694,233	2,317,152	2,260,826	8,513,011	2,328,093

Net assets at end of period	$873,274	$2,426,145	$2,478,500	$9,982,254	$2,576,530

Beginning units	60,336	210,941	202,599	748,662	225,931

Units issued	10,251	1,973	1,136	42,762	32,157

Units redeemed	(4,146)	(16,048)	(9,183)	(37,434)	(15,009)

Ending units	66,441	196,866	194,552	753,990	243,079

For the Year Ended December 31, 2022

From operations:

Dividends	$7,546	$1,062	$2,673	$113,094	$—

Mortality and expense risk and administrative charges	(9,193)	(29,448)	(30,904)	(107,303)	(32,048)

Net investment income (loss)	(1,647)	(28,386)	(28,231)	5,791	(32,048)

Net realized gain (loss)	7,523	11,797	18,926	109,399	(34,902)

Capital gain distribution from mutual funds	32,943	22,520	28,965	158,689	—

Change in unrealized appreciation (depreciation) of investments	(165,460)	(435,226)	(486,754)	(2,040,995)	(526,991)

Increase (decrease) in net assets from operations	(126,641)	(429,295)	(467,094)	(1,767,116)	(593,941)

From contract transactions:

Payments received from contract owners	19,762	40,212	(20,000)	241,997	52,215

Payments for contract benefits or terminations	(39,342)	(86,622)	(54,546)	(246,936)	(114,625)

Transfers between sub-accounts (including fixed account), net	(11,381)	98,117	(12,852)	236,785	79,293

Contract maintenance charges	(10,607)	(33,537)	(41,060)	(141,944)	(39,641)

Increase (decrease) in net assets from contract transactions	(41,568)	18,170	(128,458)	89,902	(22,758)

Increase (decrease) in net assets	(168,209)	(411,125)	(595,552)	(1,677,214)	(616,699)

Net assets at beginning of period	862,442	2,728,277	2,856,378	10,190,225	2,944,792

Net assets at end of period	$694,233	$2,317,152	$2,260,826	$8,513,011	$2,328,093

Beginning units	63,732	210,223	213,549	740,792	228,154

Units issued	2,568	12,059	1,585	50,087	16,267

Units redeemed	(5,964)	(11,341)	(12,535)	(42,217)	(18,490)

Ending units	60,336	210,941	202,599	748,662	225,931

 The accompanying Notes to Financial Statements are an integral part of this statement.

17

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA International Index Portfolio Class 3
For the Year Ended December 31, 2023

From operations:

Dividends	$27,691	$130,215	$203,643	$770,160	$10,593

Mortality and expense risk and administrative charges	(37,697)	(110,879)	(167,656)	(593,459)	(5,664)

Net investment income (loss)	(10,006)	19,336	35,987	176,701	4,929

Net realized gain (loss)	(12,183)	95,265	308,693	698,698	(378)

Capital gain distribution from mutual funds	—	380,027	641,592	2,355,336	—

Change in unrealized appreciation (depreciation) of investments	444,293	690,716	1,145,106	5,159,795	60,120

Increase (decrease) in net assets from operations	422,104	1,185,344	2,131,378	8,390,530	64,671

From contract transactions:

Payments received from contract owners	100,007	(78)	484,537	1,087,705	65,930

Payments for contract benefits or terminations	(69,158)	(591,531)	(732,711)	(1,894,702)	(48,421)

Transfers between sub-accounts (including fixed account), net	(12,207)	2,626	(472,994)	21,829	(671)

Contract maintenance charges	(43,675)	(115,612)	(203,504)	(757,160)	(4,412)

Increase (decrease) in net assets from contract transactions	(25,033)	(704,595)	(924,672)	(1,542,328)	12,426

Increase (decrease) in net assets	397,071	480,749	1,206,706	6,848,202	77,097

Net assets at beginning of period	2,791,116	9,068,565	12,831,395	45,395,166	407,398

Net assets at end of period	$3,188,187	$9,549,314	$14,038,101	$52,243,368	$484,495

Beginning units	249,098	705,429	924,633	3,162,411	40,078

Units issued	10,861	2,504	33,763	92,452	6,825

Units redeemed	(12,849)	(54,458)	(93,314)	(188,040)	(5,715)

Ending units	247,110	653,475	865,082	3,066,823	41,188

For the Year Ended December 31, 2022

From operations:

Dividends	$—	$121,931	$188,171	$660,099	$10,682

Mortality and expense risk and administrative charges	(36,402)	(107,445)	(170,950)	(573,047)	(5,800)

Net investment income (loss)	(36,402)	14,486	17,221	87,052	4,882

Net realized gain (loss)	(6,954)	85,294	208,501	500,844	(1,926)

Capital gain distribution from mutual funds	154,027	325,548	428,400	1,300,450	1,197

Change in unrealized appreciation (depreciation) of investments	(668,457)	(1,986,750)	(3,365,549)	(11,562,368)	(92,265)

Increase (decrease) in net assets from operations	(557,786)	(1,561,422)	(2,711,427)	(9,674,022)	(88,112)

From contract transactions:

Payments received from contract owners	441,538	1,021,855	1,320,503	2,305,043	41,414

Payments for contract benefits or terminations	(64,181)	(469,792)	(561,231)	(1,207,309)	(11,714)

Transfers between sub-accounts (including fixed account), net	11,765	787,844	(114,492)	1,070,019	(72,947)

Contract maintenance charges	(44,299)	(114,225)	(216,400)	(792,813)	(3,982)

Increase (decrease) in net assets from contract transactions	344,823	1,225,682	428,380	1,374,940	(47,229)

Increase (decrease) in net assets	(212,963)	(335,740)	(2,283,047)	(8,299,082)	(135,341)

Net assets at beginning of period	3,004,079	9,404,305	15,114,442	53,694,248	542,739

Net assets at end of period	$2,791,116	$9,068,565	$12,831,395	$45,395,166	$407,398

Beginning units	221,541	615,064	902,286	3,073,273	45,012

Units issued	39,690	137,547	94,320	229,507	6,167

Units redeemed	(12,133)	(47,182)	(71,973)	(140,369)	(11,101)

Ending units	249,098	705,429	924,633	3,162,411	40,078

 The accompanying Notes to Financial Statements are an integral part of this statement.

18

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
For the Year Ended December 31, 2023

From operations:

Dividends	$—	$—	$40,954	$21,015	$35,637

Mortality and expense risk and administrative charges	(6,489)	(13,879)	(38,480)	(7,938)	(21,805)

Net investment income (loss)	(6,489)	(13,879)	2,474	13,077	13,832

Net realized gain (loss)	(10,727)	(12,583)	(82,657)	(226)	2,830

Capital gain distribution from mutual funds	—	—	—	—	146,583

Change in unrealized appreciation (depreciation) of investments	71,620	368,272	469,909	32,171	(119,086)

Increase (decrease) in net assets from operations	54,404	341,810	389,726	45,022	44,159

From contract transactions:

Payments received from contract owners	11,100	76,962	110,090	—	180

Payments for contract benefits or terminations	(3,513)	(81,938)	(366,191)	(21,531)	(114,386)

Transfers between sub-accounts (including fixed account), net	182,553	(92,022)	(11,027)	35,561	95,518

Contract maintenance charges	(4,471)	(9,784)	(49,471)	(5,386)	(12,353)

Increase (decrease) in net assets from contract transactions	185,669	(106,782)	(316,599)	8,644	(31,041)

Increase (decrease) in net assets	240,073	235,028	73,127	53,666	13,118

Net assets at beginning of period	379,583	958,664	3,086,724	535,149	1,608,358

Net assets at end of period	$619,656	$1,193,692	$3,159,851	$588,815	$1,621,476

Beginning units	14,070	32,083	152,277	49,771	56,420

Units issued	7,062	2,503	7,859	3,707	3,832

Units redeemed	(482)	(5,408)	(22,932)	(3,072)	(5,018)

Ending units	20,650	29,178	137,204	50,406	55,234

For the Year Ended December 31, 2022

From operations:

Dividends	$—	$—	$30,016	$15,579	$27,907

Mortality and expense risk and administrative charges	(4,530)	(12,776)	(40,323)	(8,162)	(23,241)

Net investment income (loss)	(4,530)	(12,776)	(10,307)	7,417	4,666

Net realized gain (loss)	(6,185)	15,690	(24,911)	727	50,069

Capital gain distribution from mutual funds	104,863	234,554	425,044	4,920	184,734

Change in unrealized appreciation (depreciation) of investments	(247,659)	(671,014)	(1,052,127)	(196,989)	(310,053)

Increase (decrease) in net assets from operations	(153,511)	(433,546)	(662,301)	(183,925)	(70,584)

From contract transactions:

Payments received from contract owners	21,184	107,590	180,045	32,848	106,251

Payments for contract benefits or terminations	(5,309)	(43,583)	(212,502)	(25,693)	(99,175)

Transfers between sub-accounts (including fixed account), net	119,913	114,178	(7,210)	20,807	(159,543)

Contract maintenance charges	(2,183)	(8,605)	(53,056)	(5,755)	(13,014)

Increase (decrease) in net assets from contract transactions	133,605	169,580	(92,723)	22,207	(165,481)

Increase (decrease) in net assets	(19,906)	(263,966)	(755,024)	(161,718)	(236,065)

Net assets at beginning of period	399,489	1,222,630	3,841,748	696,867	1,844,423

Net assets at end of period	$379,583	$958,664	$3,086,724	$535,149	$1,608,358

Beginning units	9,453	26,874	156,977	47,546	62,541

Units issued	5,332	7,069	14,021	7,528	3,668

Units redeemed	(715)	(1,860)	(18,721)	(5,303)	(9,789)

Ending units	14,070	32,083	152,277	49,771	56,420

 The accompanying Notes to Financial Statements are an integral part of this statement.

19

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Global Equities Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3
For the Year Ended December 31, 2023

From operations:

Dividends	$1,840	$7,157	$166,433	$—	$3,089

Mortality and expense risk and administrative charges	(1,820)	(17,301)	(80,437)	(33,268)	(11,723)

Net investment income (loss)	20	(10,144)	85,996	(33,268)	(8,634)

Net realized gain (loss)	(57)	(1,888)	(164,615)	(166,098)	15,541

Capital gain distribution from mutual funds	4,963	43,894	—	—	23,811

Change in unrealized appreciation (depreciation) of investments	24,409	264,312	378,795	711,438	193,996

Increase (decrease) in net assets from operations	29,335	296,174	300,176	512,072	224,714

From contract transactions:

Payments received from contract owners	—	197,587	175,517	128,190	100,650

Payments for contract benefits or terminations	(171)	(98,814)	(484,062)	(143,979)	(32,545)

Transfers between sub-accounts (including fixed account), net	7,320	(53,080)	177,787	292,356	(21,639)

Contract maintenance charges	(1,799)	(6,569)	(88,658)	(27,736)	(10,868)

Increase (decrease) in net assets from contract transactions	5,350	39,124	(219,416)	248,831	35,598

Increase (decrease) in net assets	34,685	335,298	80,760	760,903	260,312

Net assets at beginning of period	133,403	1,139,385	6,312,075	2,240,274	827,172

Net assets at end of period	$168,088	$1,474,683	$6,392,835	$3,001,177	$1,087,484

Beginning units	7,481	44,338	468,204	60,097	57,090

Units issued	681	6,751	52,236	12,367	7,997

Units redeemed	(443)	(5,366)	(68,381)	(6,250)	(6,217)

Ending units	7,719	45,723	452,059	66,214	58,870

For the Year Ended December 31, 2022

From operations:

Dividends	$1,920	$8,728	$143,552	$—	$2,185

Mortality and expense risk and administrative charges	(1,355)	(16,998)	(86,825)	(29,674)	(11,506)

Net investment income (loss)	565	(8,270)	56,727	(29,674)	(9,321)

Net realized gain (loss)	27	19,945	(57,389)	(11,772)	22,700

Capital gain distribution from mutual funds	22,013	279,270	—	626,147	126,950

Change in unrealized appreciation (depreciation) of investments	(39,029)	(612,191)	(1,121,199)	(1,375,624)	(496,489)

Increase (decrease) in net assets from operations	(16,424)	(321,246)	(1,121,861)	(790,923)	(356,160)

From contract transactions:

Payments received from contract owners	57,842	39,587	62,194	171,932	—

Payments for contract benefits or terminations	(186)	(79,624)	(302,813)	(109,338)	(57,395)

Transfers between sub-accounts (including fixed account), net	(1,904)	21,098	(95,781)	248,033	82,230

Contract maintenance charges	(1,480)	(5,969)	(98,782)	(25,250)	(11,878)

Increase (decrease) in net assets from contract transactions	54,272	(24,908)	(435,182)	285,377	12,957

Increase (decrease) in net assets	37,848	(346,154)	(1,557,043)	(505,546)	(343,203)

Net assets at beginning of period	95,555	1,485,539	7,869,118	2,745,820	1,170,375

Net assets at end of period	$133,403	$1,139,385	$6,312,075	$2,240,274	$827,172

Beginning units	4,437	45,396	498,918	52,963	56,007

Units issued	3,330	2,608	26,871	12,203	5,559

Units redeemed	(286)	(3,666)	(57,585)	(5,069)	(4,476)

Ending units	7,481	44,338	468,204	60,097	57,090

 The accompanying Notes to Financial Statements are an integral part of this statement.

20

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Large Cap Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 3
For the Year Ended December 31, 2023

From operations:

Dividends	$28,854	$9,263	$5,392	$8,089	$25,124

Mortality and expense risk and administrative charges	(29,050)	(7,091)	(24,799)	(19,606)	(17,825)

Net investment income (loss)	(196)	2,172	(19,407)	(11,517)	7,299

Net realized gain (loss)	33,046	7,743	1,638	(2,567)	(4,243)

Capital gain distribution from mutual funds	97,431	56,054	32,250	114,458	49,573

Change in unrealized appreciation (depreciation) of investments	346,104	43,038	595,046	116,353	66,839

Increase (decrease) in net assets from operations	476,385	109,007	609,527	216,727	119,468

From contract transactions:

Payments received from contract owners	406,979	138,303	13,541	—	53,223

Payments for contract benefits or terminations	(87,204)	(51,071)	(129,848)	(115,638)	(17,470)

Transfers between sub-accounts (including fixed account), net	129,669	60,218	(100,600)	(27,941)	75,566

Contract maintenance charges	(17,178)	(7,870)	(12,332)	(8,072)	(16,946)

Increase (decrease) in net assets from contract transactions	432,266	139,580	(229,239)	(151,651)	94,373

Increase (decrease) in net assets	908,651	248,587	380,288	65,076	213,841

Net assets at beginning of period	1,807,833	472,046	1,627,378	1,333,097	1,339,274

Net assets at end of period	$2,716,484	$720,633	$2,007,666	$1,398,173	$1,553,115

Beginning units	120,688	34,355	55,808	44,193	66,298

Units issued	41,940	14,676	3,057	453	6,354

Units redeemed	(16,021)	(5,371)	(9,368)	(4,989)	(1,871)

Ending units	146,607	43,660	49,497	39,657	70,781

For the Year Ended December 31, 2022

From operations:

Dividends	$20,430	$8,394	$—	$12,517	$18,410

Mortality and expense risk and administrative charges	(20,993)	(5,909)	(22,191)	(20,977)	(17,949)

Net investment income (loss)	(563)	2,485	(22,191)	(8,460)	461

Net realized gain (loss)	16,841	22,887	20,095	29,536	(1,840)

Capital gain distribution from mutual funds	107,536	38,691	353,437	292,718	128,103

Change in unrealized appreciation (depreciation) of investments	(468,362)	(100,106)	(968,750)	(626,207)	(306,579)

Increase (decrease) in net assets from operations	(344,548)	(36,043)	(617,409)	(312,413)	(179,855)

From contract transactions:

Payments received from contract owners	270,258	85,391	198,178	—	50,000

Payments for contract benefits or terminations	(72,763)	(62,792)	(54,745)	(103,000)	(30,318)

Transfers between sub-accounts (including fixed account), net	229,033	(48,824)	180,590	(6,518)	(111,691)

Contract maintenance charges	(14,918)	(7,451)	(11,274)	(8,944)	(18,229)

Increase (decrease) in net assets from contract transactions	411,610	(33,676)	312,749	(118,462)	(110,238)

Increase (decrease) in net assets	67,062	(69,719)	(304,660)	(430,875)	(290,093)

Net assets at beginning of period	1,740,771	541,765	1,932,038	1,763,972	1,629,367

Net assets at end of period	$1,807,833	$472,046	$1,627,378	$1,333,097	$1,339,274

Beginning units	93,340	36,705	45,928	48,077	71,807

Units issued	34,675	8,169	12,453	745	2,545

Units redeemed	(7,327)	(10,519)	(2,573)	(4,629)	(8,054)

Ending units	120,688	34,355	55,808	44,193	66,298

 The accompanying Notes to Financial Statements are an integral part of this statement.

21

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Mid Cap Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	SAST SA PineBridge High- Yield Bond Portfolio Class 3
For the Year Ended December 31, 2023

From operations:

Dividends	$13,570	$10,437	$25,427	$1,213,674	$96,925

Mortality and expense risk and administrative charges	(16,471)	(11,806)	(8,853)	(367,604)	(21,102)

Net investment income (loss)	(2,901)	(1,369)	16,574	846,070	75,823

Net realized gain (loss)	31,052	(3,990)	(3,695)	(769,571)	(20,884)

Capital gain distribution from mutual funds	32,852	—	—	—	—

Change in unrealized appreciation (depreciation) of investments	116,766	117,336	77,363	2,816,061	155,104

Increase (decrease) in net assets from operations	177,769	111,977	90,242	2,892,560	210,043

From contract transactions:

Payments received from contract owners	89,923	—	14,511	460,290	—

Payments for contract benefits or terminations	(70,289)	(112,231)	(42,392)	(1,875,862)	(107,794)

Transfers between sub-accounts (including fixed account), net	(1,298)	30,511	(4,528)	457,180	26,267

Contract maintenance charges	(16,041)	(5,112)	(4,006)	(487,073)	(5,935)

Increase (decrease) in net assets from contract transactions	2,295	(86,832)	(36,415)	(1,445,465)	(87,462)

Increase (decrease) in net assets	180,064	25,145	53,827	1,447,095	122,581

Net assets at beginning of period	1,216,626	809,471	591,759	28,674,686	1,525,318

Net assets at end of period	$1,396,690	$834,616	$645,586	$30,121,781	$1,647,899

Beginning units	93,157	69,609	58,132	2,195,714	89,329

Units issued	9,024	5,213	2,706	106,355	3,953

Units redeemed	(8,604)	(12,241)	(5,917)	(213,090)	(8,910)

Ending units	93,577	62,581	54,921	2,088,979	84,372

For the Year Ended December 31, 2022

From operations:

Dividends	$9,051	$21,926	$24,653	$—	$87,542

Mortality and expense risk and administrative charges	(16,491)	(11,973)	(9,057)	(391,423)	(21,567)

Net investment income (loss)	(7,440)	9,953	15,596	(391,423)	65,975

Net realized gain (loss)	27,778	1,426	(13,865)	(584,132)	(23,878)

Capital gain distribution from mutual funds	87,325	92,798	31,810	74,253	—

Change in unrealized appreciation (depreciation) of investments	(325,908)	(256,317)	(104,347)	(5,753,331)	(242,856)

Increase (decrease) in net assets from operations	(218,245)	(152,140)	(70,806)	(6,654,633)	(200,759)

From contract transactions:

Payments received from contract owners	86,474	—	—	1,357,174	33,800

Payments for contract benefits or terminations	(51,046)	(34,432)	(53,935)	(1,629,073)	(76,095)

Transfers between sub-accounts (including fixed account), net	(62,765)	(11,380)	(35,656)	516,491	(32,246)

Contract maintenance charges	(16,628)	(5,717)	(4,535)	(521,389)	(6,122)

Increase (decrease) in net assets from contract transactions	(43,965)	(51,529)	(94,126)	(276,797)	(80,663)

Increase (decrease) in net assets	(262,210)	(203,669)	(164,932)	(6,931,430)	(281,422)

Net assets at beginning of period	1,478,836	1,013,140	756,691	35,606,116	1,806,740

Net assets at end of period	$1,216,626	$809,471	$591,759	$28,674,686	$1,525,318

Beginning units	96,561	73,717	66,974	2,217,589	94,102

Units issued	7,836	3,679	1,865	170,395	4,731

Units redeemed	(11,240)	(7,787)	(10,707)	(192,270)	(9,504)

Ending units	93,157	69,609	58,132	2,195,714	89,329

 The accompanying Notes to Financial Statements are an integral part of this statement.

22

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Putnam International Growth and Income Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
For the Year Ended December 31, 2023

From operations:

Dividends	$2,938	$208,532	$7,820	$31,302	$693,538

Mortality and expense risk and administrative charges	(1,891)	(206,042)	(13,156)	(40,100)	(520,673)

Net investment income (loss)	1,047	2,490	(5,336)	(8,798)	172,865

Net realized gain (loss)	148	(368,031)	5,562	54,720	(458,495)

Capital gain distribution from mutual funds	—	—	4,591	26,794	—

Change in unrealized appreciation (depreciation) of investments	20,912	2,505,274	138,127	482,194	6,115,845

Increase (decrease) in net assets from operations	22,107	2,139,733	142,944	554,910	5,830,215

From contract transactions:

Payments received from contract owners	—	154,882	107,796	365,846	1,058,580

Payments for contract benefits or terminations	(26,300)	(1,095,515)	(84,231)	(188,511)	(2,233,825)

Transfers between sub-accounts (including fixed account), net	(3,310)	67,590	(9,256)	297	(470,168)

Contract maintenance charges	(1,206)	(282,737)	(11,662)	(52,204)	(713,435)

Increase (decrease) in net assets from contract transactions	(30,816)	(1,155,780)	2,647	125,428	(2,358,848)

Increase (decrease) in net assets	(8,709)	983,953	145,591	680,338	3,471,367

Net assets at beginning of period	141,364	16,180,045	952,490	3,040,225	40,282,408

Net assets at end of period	$132,655	$17,163,998	$1,098,081	$3,720,563	$43,753,775

Beginning units	13,079	1,431,142	85,153	241,641	3,063,805

Units issued	150	41,878	13,032	32,359	125,010

Units redeemed	(2,778)	(139,608)	(12,548)	(22,788)	(292,143)

Ending units	10,451	1,333,412	85,637	251,212	2,896,672

For the Year Ended December 31, 2022

From operations:

Dividends	$2,264	$122,194	$5,074	$11,340	$348,690

Mortality and expense risk and administrative charges	(1,939)	(221,874)	(12,643)	(40,200)	(530,720)

Net investment income (loss)	325	(99,680)	(7,569)	(28,860)	(182,030)

Net realized gain (loss)	1,722	(107,045)	10,672	67,274	51,925

Capital gain distribution from mutual funds	7,537	2,367,284	96,437	224,708	5,454,197

Change in unrealized appreciation (depreciation) of investments	(20,953)	(6,247,928)	(351,571)	(1,023,740)	(15,113,902)

Increase (decrease) in net assets from operations	(11,369)	(4,087,369)	(252,031)	(760,618)	(9,789,810)

From contract transactions:

Payments received from contract owners	20,000	183,346	91,524	5,704	2,169,291

Payments for contract benefits or terminations	(5,964)	(715,254)	(33,993)	(175,144)	(1,441,578)

Transfers between sub-accounts (including fixed account), net	(11,775)	182,338	26,066	71,169	1,270,769

Contract maintenance charges	(1,171)	(308,791)	(11,137)	(54,854)	(731,983)

Increase (decrease) in net assets from contract transactions	1,090	(658,361)	72,460	(153,125)	1,266,499

Increase (decrease) in net assets	(10,279)	(4,745,730)	(179,571)	(913,743)	(8,523,311)

Net assets at beginning of period	151,643	20,925,775	1,132,061	3,953,968	48,805,719

Net assets at end of period	$141,364	$16,180,045	$952,490	$3,040,225	$40,282,408

Beginning units	12,914	1,488,407	78,970	253,720	2,971,091

Units issued	2,330	52,255	12,085	13,184	287,010

Units redeemed	(2,165)	(109,520)	(5,902)	(25,263)	(194,296)

Ending units	13,079	1,431,142	85,153	241,641	3,063,805

 The accompanying Notes to Financial Statements are an integral part of this statement.

23

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA VCP Dynamic Allocation Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 3
For the Year Ended December 31, 2023

From operations:

Dividends	$1,814,099	$2,114,204	$408,749	$—	$84,506

Mortality and expense risk and administrative charges	(1,030,219)	(1,083,415)	(353,858)	(112,192)	(55,305)

Net investment income (loss)	783,880	1,030,789	54,891	(112,192)	29,201

Net realized gain (loss)	(1,297,262)	(505,514)	123,149	(3,812,218)	(140,853)

Capital gain distribution from mutual funds	3,685,135	7,453,794	384,209	—	—

Change in unrealized appreciation (depreciation) of investments	6,277,606	730,936	3,385,963	6,628,050	248,282

Increase (decrease) in net assets from operations	9,449,359	8,710,005	3,948,212	2,703,640	136,630

From contract transactions:

Payments received from contract owners	2,812,346	1,419,629	1,602,365	302,458	2,543

Payments for contract benefits or terminations	(7,145,324)	(7,013,635)	(743,038)	(1,331,371)	(264,098)

Transfers between sub-accounts (including fixed account), net	(331,210)	(8,506)	316,704	(740,166)	186,627

Contract maintenance charges	(1,354,467)	(1,431,263)	(494,100)	(62,830)	(56,959)

Increase (decrease) in net assets from contract transactions	(6,018,655)	(7,033,775)	681,931	(1,831,909)	(131,887)

Increase (decrease) in net assets	3,430,704	1,676,230	4,630,143	871,731	4,743

Net assets at beginning of period	81,952,858	85,981,021	26,990,262	8,071,128	4,331,151

Net assets at end of period	$85,383,562	$87,657,251	$31,620,405	$8,942,859	$4,335,894

Beginning units	5,286,401	5,646,491	2,378,599	194,412	383,586

Units issued	220,720	164,392	185,367	19,054	35,185

Units redeemed	(596,187)	(610,799)	(130,192)	(57,154)	(47,899)

Ending units	4,910,934	5,200,084	2,433,774	156,312	370,872

For the Year Ended December 31, 2022

From operations:

Dividends	$2,135,852	$2,072,977	$—	$—	$45,400

Mortality and expense risk and administrative charges	(1,105,419)	(1,185,287)	(336,733)	(117,151)	(64,825)

Net investment income (loss)	1,030,433	887,690	(336,733)	(117,151)	(19,425)

Net realized gain (loss)	(335,420)	42,492	28,423	(321,326)	(182,159)

Capital gain distribution from mutual funds	7,205,835	5,292,551	105,253	2,895,477	72,102

Change in unrealized appreciation (depreciation) of investments	(26,171,307)	(22,870,741)	(5,290,914)	(7,032,503)	(729,100)

Increase (decrease) in net assets from operations	(18,270,459)	(16,648,008)	(5,493,971)	(4,575,503)	(858,582)

From contract transactions:

Payments received from contract owners	4,107,851	1,718,239	3,252,484	168,116	55,472

Payments for contract benefits or terminations	(3,309,372)	(3,902,489)	(538,945)	(729,216)	(250,926)

Transfers between sub-accounts (including fixed account), net	714,844	(1,426,802)	(32,944)	829,189	(745,611)

Contract maintenance charges	(1,454,231)	(1,575,526)	(489,763)	(58,792)	(68,806)

Increase (decrease) in net assets from contract transactions	59,092	(5,186,578)	2,190,832	209,297	(1,009,871)

Increase (decrease) in net assets	(18,211,367)	(21,834,586)	(3,303,139)	(4,366,206)	(1,868,453)

Net assets at beginning of period	100,164,225	107,815,607	30,293,401	12,437,334	6,199,604

Net assets at end of period	$81,952,858	$85,981,021	$26,990,262	$8,071,128	$4,331,151

Beginning units	5,286,841	5,976,287	2,190,957	187,957	467,998

Units issued	432,282	162,888	343,449	28,501	25,034

Units redeemed	(432,722)	(492,684)	(155,807)	(22,046)	(109,446)

Ending units	5,286,401	5,646,491	2,378,599	194,412	383,586

 The accompanying Notes to Financial Statements are an integral part of this statement.

24

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	T Rowe Price Retirement 2015 Advisor Class	T Rowe Price Retirement 2020 Advisor Class	T Rowe Price Retirement 2025 Advisor Class	T Rowe Price Retirement 2030 Advisor Class
For the Year Ended December 31, 2023

From operations:

Dividends	$25,865	$403,690	$652,125	$1,241,711	$1,368,816

Mortality and expense risk and administrative charges	(24,256)	(134,892)	(302,420)	(594,123)	(727,603)

Net investment income (loss)	1,609	268,798	349,705	647,588	641,213

Net realized gain (loss)	(1,129)	(2,032,360)	(1,883,628)	(1,396,459)	(1,046,479)

Capital gain distribution from mutual funds	—	498,550	1,232,190	2,617,419	3,319,644

Change in unrealized appreciation (depreciation) of investments	251,469	2,770,802	3,818,818	5,841,773	7,659,984

Increase (decrease) in net assets from operations	251,949	1,505,790	3,517,085	7,710,321	10,574,362

From contract transactions:

Payments received from contract owners	14,511	3,526,659	1,436,751	5,229,891	9,095,500

Payments for contract benefits or terminations	(82,729)	(3,035,273)	(5,036,799)	(8,672,279)	(7,273,357)

Transfers between sub-accounts (including fixed account), net	5,393	(107,621)	(2,177,229)	(996,320)	839,646

Contract maintenance charges	(28,378)	(3,611)	(3,108)	(6,729)	(12,624)

Increase (decrease) in net assets from contract transactions	(91,203)	380,154	(5,780,385)	(4,445,437)	2,649,165

Increase (decrease) in net assets	160,746	1,885,944	(2,263,300)	3,264,884	13,223,527

Net assets at beginning of period	1,930,203	12,879,849	32,091,748	61,875,840	69,786,908

Net assets at end of period	$2,090,949	$14,765,793	$29,828,448	$65,140,724	$83,010,435

Beginning units	157,140	9,880,562	23,704,077	43,902,850	47,962,404

Units issued	2,985	33,053,300	22,267,699	16,015,535	13,754,043

Units redeemed	(10,087)	(32,711,197)	(26,161,329)	(18,554,110)	(11,819,458)

Ending units	150,038	10,222,665	19,810,447	41,364,275	49,896,989

For the Year Ended December 31, 2022

From operations:

Dividends	$13,515	$393,565	$698,136	$1,159,101	$1,037,959

Mortality and expense risk and administrative charges	(25,064)	(141,003)	(345,348)	(582,277)	(688,032)

Net investment income (loss)	(11,549)	252,562	352,788	576,824	349,927

Net realized gain (loss)	5,507	(1,751,603)	(1,269,798)	(441,387)	(131,415)

Capital gain distribution from mutual funds	197,914	1,430,143	3,024,685	5,729,563	6,368,888

Change in unrealized appreciation (depreciation) of investments	(634,473)	(2,810,499)	(8,558,496)	(17,437,762)	(21,248,558)

Increase (decrease) in net assets from operations	(442,601)	(2,879,397)	(6,450,821)	(11,572,762)	(14,661,158)

From contract transactions:

Payments received from contract owners	115,763	894,965	2,891,666	11,620,045	10,544,776

Payments for contract benefits or terminations	(51,371)	(3,185,974)	(5,258,568)	(7,148,404)	(5,021,949)

Transfers between sub-accounts (including fixed account), net	(35,343)	(487,919)	(1,256,869)	(958,361)	652,019

Contract maintenance charges	(30,270)	(4,225)	(3,309)	(6,717)	(11,328)

Increase (decrease) in net assets from contract transactions	(1,221)	(2,783,153)	(3,627,080)	3,506,563	6,163,518

Increase (decrease) in net assets	(443,822)	(5,662,550)	(10,077,901)	(8,066,199)	(8,497,640)

Net assets at beginning of period	2,374,025	18,542,399	42,169,649	69,942,039	78,284,548

Net assets at end of period	$1,930,203	$12,879,849	$32,091,748	$61,875,840	$69,786,908

Beginning units	158,222	12,060,924	26,247,783	41,330,127	44,105,136

Units issued	14,552	26,516,632	22,973,366	16,112,220	9,170,836

Units redeemed	(15,634)	(28,696,994)	(25,517,072)	(13,539,497)	(5,313,568)

Ending units	157,140	9,880,562	23,704,077	43,902,850	47,962,404

 The accompanying Notes to Financial Statements are an integral part of this statement.

25

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	T Rowe Price Retirement 2035 Advisor Class	T Rowe Price Retirement 2040 Advisor Class	T Rowe Price Retirement 2045 Advisor Class	T Rowe Price Retirement 2050 Advisor Class	T Rowe Price Retirement 2055 Advisor Class
For the Year Ended December 31, 2023

From operations:

Dividends	$1,058,148	$941,668	$686,059	$592,653	$327,120

Mortality and expense risk and administrative charges	(644,882)	(629,377)	(493,416)	(435,079)	(242,867)

Net investment income (loss)	413,266	312,291	192,643	157,574	84,253

Net realized gain (loss)	26,619	4,307	58,487	37,792	125,811

Capital gain distribution from mutual funds	2,209,650	2,992,657	1,814,892	1,648,783	760,178

Change in unrealized appreciation (depreciation) of investments	7,915,285	7,879,612	7,297,041	6,537,184	3,701,320

Increase (decrease) in net assets from operations	10,564,820	11,188,867	9,363,063	8,381,333	4,671,562

From contract transactions:

Payments received from contract owners	10,390,724	10,470,571	9,727,094	8,857,854	6,203,389

Payments for contract benefits or terminations	(5,850,436)	(3,898,744)	(3,968,170)	(3,792,742)	(2,394,725)

Transfers between sub-accounts (including fixed account), net	1,296,639	690,392	1,082,649	(30,130)	456,123

Contract maintenance charges	(11,410)	(12,260)	(11,352)	(11,422)	(9,750)

Increase (decrease) in net assets from contract transactions	5,825,517	7,249,959	6,830,221	5,023,560	4,255,037

Increase (decrease) in net assets	16,390,337	18,438,826	16,193,284	13,404,893	8,926,599

Net assets at beginning of period	59,761,103	58,346,686	45,919,283	40,807,595	22,006,639

Net assets at end of period	$76,151,440	$76,785,512	$62,112,567	$54,212,488	$30,933,238

Beginning units	39,967,952	38,137,833	29,516,713	26,226,445	14,177,601

Units issued	8,028,763	7,269,506	6,953,469	6,153,158	4,243,413

Units redeemed	(3,967,061)	(2,589,400)	(2,457,532)	(2,621,682)	(1,308,328)

Ending units	44,029,654	42,817,939	34,012,650	29,757,921	17,112,686

For the Year Ended December 31, 2022

From operations:

Dividends	$685,211	$655,672	$415,492	$341,665	$183,988

Mortality and expense risk and administrative charges	(566,556)	(559,330)	(427,833)	(371,619)	(195,493)

Net investment income (loss)	118,655	96,342	(12,341)	(29,954)	(11,505)

Net realized gain (loss)	251,178	281,052	223,611	156,631	64,560

Capital gain distribution from mutual funds	4,450,988	4,032,840	2,825,446	2,532,985	1,207,917

Change in unrealized appreciation (depreciation) of investments	(17,532,735)	(17,659,690)	(13,415,079)	(11,627,612)	(5,941,793)

Increase (decrease) in net assets from operations	(12,711,914)	(13,249,456)	(10,378,363)	(8,967,950)	(4,680,821)

From contract transactions:

Payments received from contract owners	9,904,494	10,687,434	9,359,968	8,911,769	5,585,156

Payments for contract benefits or terminations	(3,916,441)	(3,365,125)	(2,518,355)	(2,195,291)	(1,133,291)

Transfers between sub-accounts (including fixed account), net	1,729,566	(141,007)	(72,453)	257,439	585,702

Contract maintenance charges	(9,986)	(11,116)	(10,258)	(9,889)	(8,277)

Increase (decrease) in net assets from contract transactions	7,707,633	7,170,186	6,758,902	6,964,028	5,029,290

Increase (decrease) in net assets	(5,004,281)	(6,079,270)	(3,619,461)	(2,003,922)	348,469

Net assets at beginning of period	64,765,384	64,425,956	49,538,744	42,811,517	21,658,170

Net assets at end of period	$59,761,103	$58,346,686	$45,919,283	$40,807,595	$22,006,639

Beginning units	35,071,007	33,761,404	25,453,228	21,973,246	11,134,586

Units issued	6,832,104	6,345,175	5,066,717	5,169,989	3,408,322

Units redeemed	(1,935,159)	(1,968,746)	(1,003,232)	(916,790)	(365,307)

Ending units	39,967,952	38,137,833	29,516,713	26,226,445	14,177,601

 The accompanying Notes to Financial Statements are an integral part of this statement.

26

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	T Rowe Price Retirement 2060 Advisor Class	VALIC Company I Aggressive Growth Lifestyle Fund	VALIC Company I Asset Allocation Fund	VALIC Company I Capital Appreciation Fund	VALIC Company I Conservative Growth Lifestyle Fund
For the Year Ended December 31, 2023

From operations:

Dividends	$275,277	$13,420,606	$1,509,960	$79,267	$6,250,021

Mortality and expense risk and administrative charges	(198,830)	(5,785,561)	(1,300,644)	(541,295)	(2,754,025)

Net investment income (loss)	76,447	7,635,045	209,316	(462,028)	3,495,996

Net realized gain (loss)	300,536	(165,325,639)	(1,774,577)	(2,325,836)	(75,855,245)

Capital gain distribution from mutual funds	489,844	61,892,018	6,679,625	14,489,205	20,876,502

Change in unrealized appreciation (depreciation) of investments	2,973,295	190,433,693	16,275,119	7,302,537	80,330,117

Increase (decrease) in net assets from operations	3,840,122	94,635,117	21,389,483	19,003,878	28,847,370

From contract transactions:

Payments received from contract owners	6,254,131	44,044,693	5,650,862	1,681,079	15,715,113

Payments for contract benefits or terminations	(2,323,753)	(65,052,976)	(12,875,235)	(5,727,875)	(36,862,363)

Transfers between sub-accounts (including fixed account), net	(168,445)	(12,618,334)	(464,756)	3,444,893	(4,189,884)

Contract maintenance charges	(7,750)	(815,331)	(63,661)	(29,909)	(166,316)

Adjustments to net assets allocated to contracts in payout period	—	(5,708)	(4,451)	—	(12,186)

Increase (decrease) in net assets from contract transactions	3,754,183	(34,447,656)	(7,757,241)	(631,812)	(25,515,636)

Increase (decrease) in net assets	7,594,305	60,187,461	13,632,242	18,372,066	3,331,734

Net assets at beginning of period	17,822,411	609,566,755	127,817,201	47,692,645	298,032,915

Net assets at end of period	$25,416,716	$669,754,216	$141,449,443	$66,064,711	$301,364,649

Beginning units	11,470,159	149,625,697	13,525,426	14,852,863	92,150,825

Units issued	3,768,573	151,873,124	688,071	1,373,514	92,856,191

Units redeemed	(1,352,572)	(159,041,568)	(1,332,172)	(1,510,491)	(100,496,967)

Ending units	13,886,160	142,457,253	12,881,325	14,715,886	84,510,049

For the Year Ended December 31, 2022

From operations:

Dividends	$174,191	$20,256,709	$2,988,126	$—	$13,006,906

Mortality and expense risk and administrative charges	(160,505)	(5,254,878)	(1,352,251)	(503,975)	(2,662,788)

Net investment income (loss)	13,686	15,001,831	1,635,875	(503,975)	10,344,118

Net realized gain (loss)	236,311	(5,729,495)	(1,762,949)	(560,953)	(5,540,791)

Capital gain distribution from mutual funds	765,927	35,607,308	17,920,706	3,013,427	14,322,851

Change in unrealized appreciation (depreciation) of investments	(4,858,784)	(171,073,755)	(45,332,940)	(18,993,633)	(73,570,044)

Increase (decrease) in net assets from operations	(3,842,860)	(126,194,111)	(27,539,308)	(17,045,134)	(54,443,866)

From contract transactions:

Payments received from contract owners	5,488,180	49,131,756	7,106,710	1,583,192	22,678,131

Payments for contract benefits or terminations	(1,097,397)	(55,754,302)	(10,488,004)	(4,843,412)	(36,231,858)

Transfers between sub-accounts (including fixed account), net	(501,918)	(6,859,090)	(3,012,485)	5,254,506	(2,743,915)

Contract maintenance charges	(13,524)	(941,902)	(69,613)	(31,320)	(209,679)

Adjustments to net assets allocated to contracts in payout period	—	5,043	(19,049)	—	79

Increase (decrease) in net assets from contract transactions	3,875,341	(14,418,495)	(6,482,441)	1,962,966	(16,507,242)

Increase (decrease) in net assets	32,481	(140,612,606)	(34,021,749)	(15,082,168)	(70,951,108)

Net assets at beginning of period	17,789,930	750,179,361	161,838,950	62,774,813	368,984,023

Net assets at end of period	$17,822,411	$609,566,755	$127,817,201	$47,692,645	$298,032,915

Beginning units	9,141,101	153,013,592	14,213,786	14,376,972	97,190,602

Units issued	3,333,435	5,418,405	691,192	2,604,889	4,885,113

Units redeemed	(1,004,377)	(8,806,300)	(1,379,552)	(2,128,998)	(9,924,890)

Ending units	11,470,159	149,625,697	13,525,426	14,852,863	92,150,825

 The accompanying Notes to Financial Statements are an integral part of this statement.

27

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Core Bond Fund	VALIC Company I Dividend Value Fund	VALIC Company I Dynamic Allocation Fund	VALIC Company I Emerging Economies Fund	VALIC Company I Global Real Estate Fund
For the Year Ended December 31, 2023

From operations:

Dividends	$50,055,809	$20,173,327	$2,462,341	$33,758,490	$8,361,887

Mortality and expense risk and administrative charges	(17,028,258)	(7,992,912)	(1,450,300)	(5,923,926)	(2,574,880)

Net investment income (loss)	33,027,551	12,180,415	1,012,041	27,834,564	5,787,007

Net realized gain (loss)	(119,546,555)	(78,362,506)	(6,869,211)	(31,696,582)	(36,316,456)

Capital gain distribution from mutual funds	5,161,515	186,890,156	9,065,805	62,641,606	7,233,630

Change in unrealized appreciation (depreciation) of investments	192,215,609	(22,957,780)	12,871,324	7,909,440	48,042,936

Increase (decrease) in net assets from operations	110,858,120	97,750,285	16,079,959	66,689,028	24,747,117

From contract transactions:

Payments received from contract owners	78,174,806	31,026,779	1,578,387	32,857,002	14,553,734

Payments for contract benefits or terminations	(269,845,278)	(125,783,283)	(17,796,281)	(68,859,922)	(33,664,913)

Transfers between sub-accounts (including fixed account), net	(314,302,976)	(591,005,272)	(3,405,508)	105,132,679	(108,227,176)

Contract maintenance charges	(1,277,281)	(559,173)	(2,046,305)	(217,035)	(87,565)

Adjustments to net assets allocated to contracts in payout period	(4,053)	(23,509)	—	(1,300)	(37)

Increase (decrease) in net assets from contract transactions	(507,254,782)	(686,344,458)	(21,669,707)	68,911,424	(127,425,957)

Increase (decrease) in net assets	(396,396,662)	(588,594,173)	(5,589,748)	135,600,452	(102,678,840)

Net assets at beginning of period	2,287,608,726	1,204,172,647	143,231,515	559,624,273	366,517,581

Net assets at end of period	$1,891,212,064	$615,578,474	$137,641,767	$695,224,725	$263,838,741

Beginning units	1,129,034,777	260,303,846	94,248,408	590,221,469	251,482,478

Units issued	80,615,881	13,254,480	14,223,185	198,041,435	10,253,406

Units redeemed	(313,541,442)	(151,052,582)	(27,717,627)	(131,466,391)	(94,401,867)

Ending units	896,109,216	122,505,744	80,753,966	656,796,513	167,334,017

For the Year Ended December 31, 2022

From operations:

Dividends	$25,169,516	$21,324,216	$5,416,883	$21,428,977	$7,634,991

Mortality and expense risk and administrative charges	(19,059,297)	(9,855,160)	(1,658,919)	(5,447,385)	(3,983,295)

Net investment income (loss)	6,110,219	11,469,056	3,757,964	15,981,592	3,651,696

Net realized gain (loss)	(30,866,555)	39,238,238	(2,579,062)	(10,844,992)	(15,943,585)

Capital gain distribution from mutual funds	21,307,540	—	16,981,342	77,217,056	—

Change in unrealized appreciation (depreciation) of investments	(346,783,516)	(128,550,956)	(49,185,823)	(267,624,981)	(137,939,282)

Increase (decrease) in net assets from operations	(350,232,312)	(77,843,662)	(31,025,579)	(185,271,325)	(150,231,171)

From contract transactions:

Payments received from contract owners	102,617,059	52,165,215	2,691,031	34,192,263	24,755,584

Payments for contract benefits or terminations	(229,331,017)	(111,651,799)	(15,416,362)	(51,123,895)	(42,104,095)

Transfers between sub-accounts (including fixed account), net	495,160,337	(1,324,684)	4,283,471	37,368,640	(6,867,193)

Contract maintenance charges	(1,522,411)	(744,816)	(2,374,430)	(153,712)	(181,639)

Adjustments to net assets allocated to contracts in payout period	11,051	(8,506)	—	(227)	433

Increase (decrease) in net assets from contract transactions	366,935,019	(61,564,590)	(10,816,290)	20,283,069	(24,396,910)

Increase (decrease) in net assets	16,702,707	(139,408,252)	(41,841,869)	(164,988,256)	(174,628,081)

Net assets at beginning of period	2,270,906,019	1,343,580,899	185,073,384	724,612,529	541,145,662

Net assets at end of period	$2,287,608,726	$1,204,172,647	$143,231,515	$559,624,273	$366,517,581

Beginning units	961,180,702	274,040,084	100,948,351	565,348,703	272,718,691

Units issued	289,499,249	52,960,999	12,532,576	114,045,922	46,874,514

Units redeemed	(121,645,174)	(66,697,237)	(19,232,519)	(89,173,156)	(68,110,727)

Ending units	1,129,034,777	260,303,846	94,248,408	590,221,469	251,482,478
 The accompanying Notes to Financial Statements are an integral part of this statement.

28

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Global Strategy Fund	VALIC Company I Government Money Market I Fund	VALIC Company I Government Securities Fund	VALIC Company I Growth Fund	VALIC Company I High Yield Bond Fund
For the Year Ended December 31, 2023

From operations:

Dividends	$—	$—	$3,831,703	$—	$26,803,176

Mortality and expense risk and administrative charges	(1,987,078)	—	(1,243,857)	(10,054,409)	(3,524,998)

Net investment income (loss)	(1,987,078)	—	2,587,846	(10,054,409)	23,278,178

Net realized gain (loss)	(10,029,375)	—	(6,325,200)	(47,277,320)	(14,316,507)

Capital gain distribution from mutual funds	19,393,323	—	—	246,900,212	—

Change in unrealized appreciation (depreciation) of investments	21,026,257	—	7,522,068	206,014,305	35,696,899

Increase (decrease) in net assets from operations	28,403,127	—	3,784,714	395,582,788	44,658,570

From contract transactions:

Payments received from contract owners	5,804,238	—	8,518,236	16,570,798	14,007,092

Payments for contract benefits or terminations	(21,586,014)	—	(17,358,903)	(100,989,551)	(51,932,980)

Transfers between sub-accounts (including fixed account), net	(5,034,716)	—	(3,605,968)	493,262,920	(39,620,588)

Contract maintenance charges	(192,569)	—	(63,344)	(370,492)	(173,298)

Adjustments to net assets allocated to contracts in payout period	(4,052)	—	(7,618)	(13,254)	1,026

Increase (decrease) in net assets from contract transactions	(21,013,113)	—	(12,517,597)	408,460,421	(77,718,748)

Increase (decrease) in net assets	7,390,014	—	(8,732,883)	804,043,209	(33,060,178)

Net assets at beginning of period	207,437,829	—	134,848,289	792,147,026	422,690,134

Net assets at end of period	$214,827,843	$—	$126,115,406	$1,596,190,235	$389,629,956

Beginning units	108,523,464	—	40,782,891	255,508,761	136,754,503

Units issued	3,960,457	—	15,914,449	127,344,809	9,856,547

Units redeemed	(14,128,981)	—	(15,961,890)	(32,144,965)	(33,346,767)

Ending units	98,354,940	—	40,735,450	350,708,605	113,264,283

For the Year Ended December 31, 2022

From operations:

Dividends	$8,445	$16,039	$2,556,454	$—	$15,871,751

Mortality and expense risk and administrative charges	(2,184,739)	(1,347,334)	(1,200,448)	(9,580,514)	(4,029,227)

Net investment income (loss)	(2,176,294)	(1,331,295)	1,356,006	(9,580,514)	11,842,524

Net realized gain (loss)	(7,070,277)	(1)	(1,828,869)	(34,723,441)	(9,845,272)

Capital gain distribution from mutual funds	—	—	—	294,953,666	—

Change in unrealized appreciation (depreciation) of investments	(38,319,284)	—	(16,459,774)	(769,905,047)	(58,670,439)

Increase (decrease) in net assets from operations	(47,565,855)	(1,331,296)	(16,932,637)	(519,255,336)	(56,673,187)

From contract transactions:

Payments received from contract owners	6,774,231	18,815,781	6,299,059	17,281,698	20,207,911

Payments for contract benefits or terminations	(20,361,398)	(21,990,374)	(14,490,302)	(79,546,874)	(46,240,744)

Transfers between sub-accounts (including fixed account), net	(7,684,870)	(451,429,588)	19,572,330	(138,619,225)	(18,018,564)

Contract maintenance charges	(221,189)	(48,261)	(52,069)	(268,949)	(205,102)

Adjustments to net assets allocated to contracts in payout period	14,123	(15,569)	(322)	(6,014)	(18,782)

Increase (decrease) in net assets from contract transactions	(21,479,103)	(454,668,011)	11,328,696	(201,159,364)	(44,275,281)

Increase (decrease) in net assets	(69,044,958)	(455,999,307)	(5,603,941)	(720,414,700)	(100,948,468)

Net assets at beginning of period	276,482,787	455,999,307	140,452,230	1,512,561,726	523,638,602

Net assets at end of period	$207,437,829	$—	$134,848,289	$792,147,026	$422,690,134

Beginning units	119,209,843	236,631,052	36,764,060	308,081,853	150,554,801

Units issued	5,699,157	22,622,170	12,118,346	23,726,043	19,874,339

Units redeemed	(16,385,536)	(259,253,222)	(8,099,515)	(76,299,135)	(33,674,637)

Ending units	108,523,464	—	40,782,891	255,508,761	136,754,503

 The accompanying Notes to Financial Statements are an integral part of this statement.

29

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Inflation Protected Fund	VALIC Company I International Equities Index Fund	VALIC Company I International Government Bond Fund	VALIC Company I International Growth Fund	VALIC Company I International Opportunities Fund
For the Year Ended December 31, 2023

From operations:

Dividends	$59,789,432	$36,816,230	$2,402,716	$—	$5,847,600

Mortality and expense risk and administrative charges	(4,544,342)	(14,295,483)	(611,658)	(3,668,141)	(4,429,050)

Net investment income (loss)	55,245,090	22,520,747	1,791,058	(3,668,141)	1,418,550

Net realized gain (loss)	(53,125,348)	11,987,063	(9,754,278)	363,808	(17,675,722)

Capital gain distribution from mutual funds	12,862,726	—	29,215	61,802,352	50,159,661

Change in unrealized appreciation (depreciation) of investments	2,886,797	196,073,234	11,195,953	2,329,448	24,076,721

Increase (decrease) in net assets from operations	17,869,265	230,581,044	3,261,948	60,827,467	57,979,210

From contract transactions:

Payments received from contract owners	18,769,730	74,793,470	1,730,758	11,023,821	26,020,523

Payments for contract benefits or terminations	(70,521,974)	(193,115,910)	(7,914,240)	(38,093,954)	(46,830,452)

Transfers between sub-accounts (including fixed account), net	(299,099,679)	191,922,670	(13,287,169)	(8,519,211)	31,512,913

Contract maintenance charges	(428,356)	(618,270)	(102,416)	(243,544)	(129,323)

Adjustments to net assets allocated to contracts in payout period	(1,418)	(9,916)	(4,954)	527	(10,431)

Increase (decrease) in net assets from contract transactions	(351,281,697)	72,972,044	(19,578,021)	(35,832,361)	10,563,230

Increase (decrease) in net assets	(333,412,432)	303,553,088	(16,316,073)	24,995,106	68,542,440

Net assets at beginning of period	736,758,029	1,298,738,641	77,637,413	372,207,435	428,133,141

Net assets at end of period	$403,345,597	$1,602,291,729	$61,321,340	$397,202,541	$496,675,581

Beginning units	521,922,252	568,049,518	27,523,001	96,182,243	150,296,497

Units issued	8,096,953	202,298,058	16,052,620	20,588,228	19,260,722

Units redeemed	(250,278,675)	(168,307,481)	(22,332,058)	(25,738,670)	(15,588,791)

Ending units	279,740,530	602,040,095	21,243,563	91,031,801	153,968,428

For the Year Ended December 31, 2022

From operations:

Dividends	$18,097,054	$41,990,881	$2,034,655	$—	$1,200,838

Mortality and expense risk and administrative charges	(6,768,182)	(12,572,395)	(853,244)	(3,824,979)	(4,061,520)

Net investment income (loss)	11,328,872	29,418,486	1,181,411	(3,824,979)	(2,860,682)

Net realized gain (loss)	(7,856,903)	15,471,156	(4,745,827)	2,484,512	(6,358,816)

Capital gain distribution from mutual funds	36,009,310	—	1,242,623	62,801,154	69,300,293

Change in unrealized appreciation (depreciation) of investments	(129,541,550)	(290,635,697)	(16,679,415)	(266,706,672)	(193,037,250)

Increase (decrease) in net assets from operations	(90,060,271)	(245,746,055)	(19,001,208)	(205,245,985)	(132,956,455)

From contract transactions:

Payments received from contract owners	38,130,288	80,867,122	3,337,079	12,977,549	24,727,683

Payments for contract benefits or terminations	(81,169,542)	(126,965,775)	(8,644,673)	(32,985,689)	(36,854,559)

Transfers between sub-accounts (including fixed account), net	75,850,757	(14,850,067)	(11,327,490)	1,480,848	50,709,490

Contract maintenance charges	(604,995)	(522,105)	(119,143)	(252,834)	(134,238)

Adjustments to net assets allocated to contracts in payout period	(58,707)	10,974	(134)	3,613	17,690

Increase (decrease) in net assets from contract transactions	32,147,801	(61,459,851)	(16,754,361)	(18,776,513)	38,466,066

Increase (decrease) in net assets	(57,912,470)	(307,205,906)	(35,755,569)	(224,022,498)	(94,490,389)

Net assets at beginning of period	794,670,499	1,605,944,547	113,392,982	596,229,933	522,623,530

Net assets at end of period	$736,758,029	$1,298,738,641	$77,637,413	$372,207,435	$428,133,141

Beginning units	502,904,885	595,926,657	33,480,727	101,043,997	136,801,359

Units issued	149,316,681	94,903,438	6,236,664	21,021,831	27,807,654

Units redeemed	(130,299,314)	(122,780,577)	(12,194,390)	(25,883,585)	(14,312,516)

Ending units	521,922,252	568,049,518	27,523,001	96,182,243	150,296,497

 The accompanying Notes to Financial Statements are an integral part of this statement.

30

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I International Socially Responsible Fund	VALIC Company I International Value Fund	VALIC Company I Large Capital Growth Fund	VALIC Company I Mid Cap Index Fund	VALIC Company I Mid Cap Strategic Growth Fund
For the Year Ended December 31, 2023

From operations:

Dividends	$6,555,879	$19,243,804	$1,343,344	$34,675,855	$—

Mortality and expense risk and administrative charges	(3,560,494)	(4,594,336)	(6,076,588)	(27,117,774)	(6,958,395)

Net investment income (loss)	2,995,385	14,649,468	(4,733,244)	7,558,081	(6,958,395)

Net realized gain (loss)	8,015,786	8,648,192	15,424,359	(5,880,711)	9,451,372

Capital gain distribution from mutual funds	5,937,990	21,237,108	59,502,584	360,402,603	133,315,746

Change in unrealized appreciation (depreciation) of investments	41,954,682	18,739,542	61,894,152	36,645,632	17,938,087

Increase (decrease) in net assets from operations	58,903,843	63,274,310	132,087,851	398,725,605	153,746,810

From contract transactions:

Payments received from contract owners	13,812,211	19,323,595	16,879,329	85,285,396	22,511,756

Payments for contract benefits or terminations	(37,554,874)	(50,133,397)	(54,441,558)	(297,310,067)	(74,695,378)

Transfers between sub-accounts (including fixed account), net	40,296,130	(33,487,202)	15,537,832	32,851,961	239,051,611

Contract maintenance charges	(99,593)	(315,390)	(142,529)	(1,331,815)	(182,083)

Adjustments to net assets allocated to contracts in payout period	(13,544)	(6,929)	(5,085)	(52,858)	(5,836)

Increase (decrease) in net assets from contract transactions	16,440,330	(64,619,323)	(22,172,011)	(180,557,383)	186,680,070

Increase (decrease) in net assets	75,344,173	(1,345,013)	109,915,840	218,168,222	340,426,880

Net assets at beginning of period	327,930,161	501,145,540	584,586,786	2,787,151,823	626,830,103

Net assets at end of period	$403,274,334	$499,800,527	$694,502,626	$3,005,320,045	$967,256,983

Beginning units	42,829,528	368,121,308	154,442,006	99,791,888	159,414,235

Units issued	32,128,360	33,858,480	5,530,530	14,447,924	56,403,879

Units redeemed	(26,584,977)	(77,221,567)	(9,980,565)	(14,716,049)	(13,929,276)

Ending units	48,372,911	324,758,221	149,991,971	99,523,763	201,888,838

For the Year Ended December 31, 2022

From operations:

Dividends	$10,972,142	$10,181,898	$1,212,022	$42,556,610	$—

Mortality and expense risk and administrative charges	(2,798,039)	(5,071,701)	(5,801,308)	(28,689,638)	(6,446,702)

Net investment income (loss)	8,174,103	5,110,197	(4,589,286)	13,866,972	(6,446,702)

Net realized gain (loss)	10,066,811	5,303,359	18,635,611	15,939,969	(4,849,832)

Capital gain distribution from mutual funds	12,157,492	—	69,548,977	270,513,495	78,021,875

Change in unrealized appreciation (depreciation) of investments	(92,710,820)	(82,769,184)	(227,780,593)	(829,568,450)	(284,920,843)

Increase (decrease) in net assets from operations	(62,312,414)	(72,355,628)	(144,185,291)	(529,248,014)	(218,195,502)

From contract transactions:

Payments received from contract owners	10,339,598	24,685,752	14,138,084	103,664,610	22,180,410

Payments for contract benefits or terminations	(25,812,223)	(47,849,014)	(45,018,130)	(259,042,018)	(57,219,203)

Transfers between sub-accounts (including fixed account), net	36,549,674	(21,754,538)	71,660,073	(250,865,929)	8,979,177

Contract maintenance charges	(93,516)	(349,684)	(134,238)	(1,400,131)	(134,330)

Adjustments to net assets allocated to contracts in payout period	(11,836)	1,080	(1,437)	(60,167)	1,476

Increase (decrease) in net assets from contract transactions	20,971,697	(45,266,404)	40,644,352	(407,703,635)	(26,192,470)

Increase (decrease) in net assets	(41,340,717)	(117,622,032)	(103,540,939)	(936,951,649)	(244,387,972)

Net assets at beginning of period	369,270,878	618,767,572	688,127,725	3,724,103,472	871,218,075

Net assets at end of period	$327,930,161	$501,145,540	$584,586,786	$2,787,151,823	$626,830,103

Beginning units	40,023,219	400,871,584	145,700,934	113,252,917	167,424,667

Units issued	20,158,758	34,811,493	18,339,264	2,142,115	27,931,543

Units redeemed	(17,352,449)	(67,561,769)	(9,598,192)	(15,603,144)	(35,941,975)

Ending units	42,829,528	368,121,308	154,442,006	99,791,888	159,414,235

 The accompanying Notes to Financial Statements are an integral part of this statement.

31

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Mid Cap Value Fund	VALIC Company I Moderate Growth Lifestyle Fund	VALIC Company I Nasdaq-100 Index Fund	VALIC Company I Science & Technology Fund	VALIC Company I Small Cap Growth Fund
For the Year Ended December 31, 2023

From operations:

Dividends	$5,854,121	$19,618,255	$1,966,051	$—	$—

Mortality and expense risk and administrative charges	(6,102,524)	(8,985,997)	(7,071,271)	(19,596,857)	(4,360,170)

Net investment income (loss)	(248,403)	10,632,258	(5,105,220)	(19,596,857)	(4,360,170)

Net realized gain (loss)	(46,923,650)	(251,650,620)	31,102,658	16,145,501	(39,214,873)

Capital gain distribution from mutual funds	141,826,296	94,291,431	81,426,302	343,069,271	35,714,906

Change in unrealized appreciation (depreciation) of investments	1,258,703	267,410,272	194,920,265	543,178,296	67,389,633

Increase (decrease) in net assets from operations	95,912,946	120,683,341	302,344,005	882,796,211	59,529,496

From contract transactions:

Payments received from contract owners	25,972,836	62,740,126	28,455,408	43,200,168	12,985,887

Payments for contract benefits or terminations	(68,945,492)	(118,904,518)	(69,446,960)	(180,673,168)	(47,240,652)

Transfers between sub-accounts (including fixed account), net	(176,689,970)	(10,369,093)	27,653,065	(18,091,354)	40,107,774

Contract maintenance charges	(307,992)	(603,950)	(174,872)	(540,948)	(133,996)

Adjustments to net assets allocated to contracts in payout period	4,217	(54,542)	(3,709)	5,615	(12,324)

Increase (decrease) in net assets from contract transactions	(219,966,401)	(67,191,977)	(13,517,068)	(156,099,687)	5,706,689

Increase (decrease) in net assets	(124,053,455)	53,491,364	288,826,937	726,696,524	65,236,185

Net assets at beginning of period	759,209,995	959,359,348	576,653,171	1,679,448,725	430,644,884

Net assets at end of period	$635,156,540	$1,012,850,712	$865,480,108	$2,406,145,249	$495,881,069

Beginning units	89,790,857	240,511,564	200,589,280	165,509,642	84,889,536

Units issued	3,478,507	244,854,864	9,012,330	3,811,402	14,245,400

Units redeemed	(26,991,227)	(259,977,098)	(12,809,897)	(13,764,418)	(12,710,632)

Ending units	66,278,137	225,389,330	196,791,713	155,556,626	86,424,304

For the Year Ended December 31, 2022

From operations:

Dividends	$2,298,707	$36,151,668	$1,758,795	$—	$—

Mortality and expense risk and administrative charges	(7,113,685)	(8,369,743)	(6,694,058)	(20,052,255)	(4,821,149)

Net investment income (loss)	(4,814,978)	27,781,925	(4,935,263)	(20,052,255)	(4,821,149)

Net realized gain (loss)	(7,567,260)	(10,441,180)	41,350,712	64,223,617	(21,787,394)

Capital gain distribution from mutual funds	53,669,140	54,108,362	72,407,027	586,902,731	43,576,564

Change in unrealized appreciation (depreciation) of investments	(118,781,530)	(252,577,666)	(410,340,002)	(1,797,960,005)	(243,184,880)

Increase (decrease) in net assets from operations	(77,494,628)	(181,128,559)	(301,517,526)	(1,166,885,912)	(226,216,859)

From contract transactions:

Payments received from contract owners	34,179,916	73,437,585	32,558,086	51,288,124	14,968,140

Payments for contract benefits or terminations	(66,815,681)	(99,655,891)	(57,322,766)	(169,830,743)	(42,360,578)

Transfers between sub-accounts (including fixed account), net	(4,294,486)	(17,678,953)	(15,598,483)	(76,419,517)	(21,490,024)

Contract maintenance charges	(445,088)	(573,941)	(110,454)	(440,385)	(137,086)

Adjustments to net assets allocated to contracts in payout period	10,741	(18,940)	(3,034)	22,755	35,356

Increase (decrease) in net assets from contract transactions	(37,364,598)	(44,490,140)	(40,476,651)	(195,379,766)	(48,984,192)

Increase (decrease) in net assets	(114,859,226)	(225,618,699)	(341,994,177)	(1,362,265,678)	(275,201,051)

Net assets at beginning of period	874,069,221	1,184,978,047	918,647,348	3,041,714,403	705,845,935

Net assets at end of period	$759,209,995	$959,359,348	$576,653,171	$1,679,448,725	$430,644,884

Beginning units	94,684,225	251,147,056	212,852,955	181,081,539	93,204,597

Units issued	13,785,706	6,309,316	6,267,872	3,415,711	4,254,706

Units redeemed	(18,679,074)	(16,944,808)	(18,531,547)	(18,987,608)	(12,569,767)

Ending units	89,790,857	240,511,564	200,589,280	165,509,642	84,889,536

 The accompanying Notes to Financial Statements are an integral part of this statement.

32

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Small Cap Index Fund	VALIC Company I Small Cap Special Values Fund	VALIC Company I Small Cap Value Fund	VALIC Company I Stock Index Fund	VALIC Company I Systematic Core Fund
For the Year Ended December 31, 2023

From operations:

Dividends	$12,737,251	$1,640,167	$4,054,406	$60,304,314	$5,000,096

Mortality and expense risk and administrative charges	(8,286,880)	(1,810,969)	(3,278,064)	(45,258,058)	(5,028,729)

Net investment income (loss)	4,450,371	(170,802)	776,342	15,046,256	(28,633)

Net realized gain (loss)	(53,211,200)	494,294	(49,193,856)	140,910,772	5,502,084

Capital gain distribution from mutual funds	195,396,246	25,848,648	60,567,041	328,552,444	22,813,728

Change in unrealized appreciation (depreciation) of investments	(17,470,715)	6,868,834	34,959,958	586,000,618	80,288,820

Increase (decrease) in net assets from operations	129,164,702	33,040,974	47,109,485	1,070,510,090	108,575,999

From contract transactions:

Payments received from contract owners	28,476,972	4,353,208	14,217,250	133,928,188	9,975,887

Payments for contract benefits or terminations	(89,449,168)	(16,618,455)	(40,337,989)	(493,145,540)	(49,879,599)

Transfers between sub-accounts (including fixed account), net	104,425,430	(8,775,725)	(94,816,343)	346,275,661	(1,455,935)

Contract maintenance charges	(334,395)	(34,737)	(94,191)	(1,564,277)	(271,908)

Adjustments to net assets allocated to contracts in payout period	(44,400)	(5,151)	7,127	(17,053)	(4,942)

Increase (decrease) in net assets from contract transactions	43,074,439	(21,080,860)	(121,024,146)	(14,523,021)	(41,636,497)

Increase (decrease) in net assets	172,239,141	11,960,114	(73,914,661)	1,055,987,069	66,939,502

Net assets at beginning of period	827,256,356	198,075,150	479,777,722	4,316,881,131	492,974,543

Net assets at end of period	$999,495,497	$210,035,264	$405,863,061	$5,372,868,200	$559,914,045

Beginning units	98,999,200	75,728,127	90,672,684	273,817,809	72,922,485

Units issued	20,634,501	1,019,179	18,879,703	27,809,549	2,809,680

Units redeemed	(14,069,370)	(8,783,614)	(40,442,204)	(23,666,357)	(7,269,971)

Ending units	105,564,331	67,963,692	69,110,183	277,961,001	68,462,194

For the Year Ended December 31, 2022

From operations:

Dividends	$7,267,877	$1,284,496	$2,018,558	$64,623,721	$1,281,867

Mortality and expense risk and administrative charges	(8,556,611)	(1,966,667)	(4,273,292)	(45,620,148)	(5,215,607)

Net investment income (loss)	(1,288,734)	(682,171)	(2,254,734)	19,003,573	(3,933,740)

Net realized gain (loss)	15,068,385	760,130	(11,746,247)	287,621,050	13,631,265

Capital gain distribution from mutual funds	99,666,502	12,709,405	32,595,696	444,105,878	2,880,142

Change in unrealized appreciation (depreciation) of investments	(359,088,694)	(48,038,399)	(92,932,028)	(1,884,341,377)	(139,537,951)

Increase (decrease) in net assets from operations	(245,642,541)	(35,251,035)	(74,337,313)	(1,133,610,876)	(126,960,284)

From contract transactions:

Payments received from contract owners	32,690,309	4,978,245	20,909,731	149,073,266	10,645,363

Payments for contract benefits or terminations	(72,584,350)	(15,898,330)	(42,115,322)	(416,072,102)	(49,179,010)

Transfers between sub-accounts (including fixed account), net	(138,559,733)	(3,848,527)	89,981,002	(349,156,358)	(11,590,492)

Contract maintenance charges	(329,993)	(34,755)	(140,147)	(1,535,307)	(282,892)

Adjustments to net assets allocated to contracts in payout period	28,858	3,232	8,503	(52,416)	27,088

Increase (decrease) in net assets from contract transactions	(178,754,909)	(14,800,135)	68,643,767	(617,742,917)	(50,379,943)

Increase (decrease) in net assets	(424,397,450)	(50,051,170)	(5,693,546)	(1,751,353,793)	(177,340,227)

Net assets at beginning of period	1,251,653,806	248,126,320	485,471,268	6,068,234,924	670,314,770

Net assets at end of period	$827,256,356	$198,075,150	$479,777,722	$4,316,881,131	$492,974,543

Beginning units	116,347,983	81,127,807	79,302,433	309,072,613	79,663,895

Units issued	5,959,531	2,056,489	29,385,337	13,406,386	1,566,355

Units redeemed	(23,308,314)	(7,456,169)	(18,015,086)	(48,661,190)	(8,307,765)

Ending units	98,999,200	75,728,127	90,672,684	273,817,809	72,922,485

 The accompanying Notes to Financial Statements are an integral part of this statement.

33

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Systematic Growth Fund	VALIC Company I Systematic Value Fund	VALIC Company I U.S. Socially Responsible Fund	Vanguard LifeStrategy Conservative Growth Fund Investor Shares	Vanguard LifeStrategy Growth Fund Investor Shares
For the Year Ended December 31, 2023

From operations:

Dividends	$—	$6,278,955	$8,329,012	$3,156,818	$7,980,252

Mortality and expense risk and administrative charges	(6,304,373)	(2,825,280)	(6,357,998)	(1,306,321)	(3,869,243)

Net investment income (loss)	(6,304,373)	3,453,675	1,971,014	1,850,497	4,111,009

Net realized gain (loss)	(11,884,307)	(671,386)	(14,134,246)	1,088,280	9,352,189

Capital gain distribution from mutual funds	110,053,329	15,659,621	116,340,988	2,442,310	2,261,979

Change in unrealized appreciation (depreciation) of investments	146,168,744	9,312,273	21,206,259	5,930,406	35,539,858

Increase (decrease) in net assets from operations	238,033,393	27,754,183	125,384,015	11,311,493	51,265,035

From contract transactions:

Payments received from contract owners	31,020,035	7,775,134	32,831,539	9,594,938	26,363,819

Payments for contract benefits or terminations	(78,256,764)	(30,274,672)	(68,023,471)	(15,890,043)	(29,702,682)

Transfers between sub-accounts (including fixed account), net	(11,775,519)	(9,841,231)	6,028,037	(1,242,900)	(1,013,119)

Contract maintenance charges	(516,232)	(285,513)	(337,374)	(44,510)	(108,999)

Adjustments to net assets allocated to contracts in payout period	(301)	63	4,262	434	228

Increase (decrease) in net assets from contract transactions	(59,528,781)	(32,626,219)	(29,497,007)	(7,582,081)	(4,460,753)

Increase (decrease) in net assets	178,504,612	(4,872,036)	95,887,008	3,729,412	46,804,282

Net assets at beginning of period	569,646,700	297,458,308	623,095,731	105,877,372	300,388,321

Net assets at end of period	$748,151,312	$292,586,272	$718,982,739	$109,606,784	$347,192,603

Beginning units	187,615,452	107,509,491	130,019,327	44,672,988	95,845,637

Units issued	4,943,992	2,950,290	2,014,601	3,031,979	4,453,155

Units redeemed	(21,020,687)	(14,403,943)	(7,421,372)	(6,106,544)	(5,667,570)

Ending units	171,538,757	96,055,838	124,612,556	41,598,423	94,631,222

For the Year Ended December 31, 2022

From operations:

Dividends	$—	$1,001,845	$4,908,691	$2,212,317	$6,212,303

Mortality and expense risk and administrative charges	(6,640,667)	(3,027,427)	(6,388,402)	(1,420,066)	(3,820,657)

Net investment income (loss)	(6,640,667)	(2,025,582)	(1,479,711)	792,251	2,391,646

Net realized gain (loss)	12,601,145	642,357	(7,190,579)	1,200,361	8,378,559

Capital gain distribution from mutual funds	129,687,521	12,429,029	95,799,788	770,607	355,626

Change in unrealized appreciation (depreciation) of investments	(522,812,127)	(37,092,824)	(228,516,215)	(24,203,946)	(76,979,411)

Increase (decrease) in net assets from operations	(387,164,128)	(26,047,020)	(141,386,717)	(21,440,727)	(65,853,580)

From contract transactions:

Payments received from contract owners	38,749,263	9,587,433	35,517,160	12,620,601	26,415,399

Payments for contract benefits or terminations	(66,995,732)	(27,996,993)	(60,834,342)	(15,646,277)	(21,412,251)

Transfers between sub-accounts (including fixed account), net	(31,340,313)	(1,585,745)	(15,794,562)	(1,674,335)	(1,054,528)

Contract maintenance charges	(479,795)	(330,401)	(374,049)	(43,544)	(88,610)

Adjustments to net assets allocated to contracts in payout period	1,077	60	5,346	451	206

Increase (decrease) in net assets from contract transactions	(60,065,500)	(20,325,646)	(41,480,447)	(4,743,104)	3,860,216

Increase (decrease) in net assets	(447,229,628)	(46,372,666)	(182,867,164)	(26,183,831)	(61,993,364)

Net assets at beginning of period	1,016,876,328	343,830,974	805,962,895	132,061,203	362,381,685

Net assets at end of period	$569,646,700	$297,458,308	$623,095,731	$105,877,372	$300,388,321

Beginning units	202,244,583	114,942,495	137,953,455	46,755,917	94,644,220

Units issued	9,187,799	4,546,260	3,633,868	5,223,363	6,241,625

Units redeemed	(23,816,930)	(11,979,264)	(11,567,996)	(7,306,292)	(5,040,208)

Ending units	187,615,452	107,509,491	130,019,327	44,672,988	95,845,637

 The accompanying Notes to Financial Statements are an integral part of this statement.

34

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Vanguard LifeStrategy Moderate Growth Fund Investor Shares	Vanguard Long- Term Investment- Grade Fund Investor Shares	Vanguard Long- Term Treasury Fund Investor Shares	Vanguard Wellington Fund Investor Shares	Vanguard Windsor II Fund Investor Shares
For the Year Ended December 31, 2023

From operations:

Dividends	$8,056,368	$7,234,945	$4,348,916	$41,556,907	$32,337,734

Mortality and expense risk and administrative charges	(3,604,501)	(1,824,934)	(1,544,794)	(21,323,538)	(22,285,776)

Reimbursements of expenses	—	380,546	322,229	—	—

Net investment income (loss)	4,451,867	5,790,557	3,126,351	20,233,369	10,051,958

Net realized gain (loss)	6,733,062	(7,151,983)	(7,583,281)	65,489,618	80,499,810

Capital gain distribution from mutual funds	4,246,657	—	—	66,986,750	67,059,853

Change in unrealized appreciation (depreciation) of investments	23,860,554	13,344,835	7,377,707	68,269,056	182,161,757

Increase (decrease) in net assets from operations	39,292,140	11,983,409	2,920,777	220,978,793	339,773,378

From contract transactions:

Payments received from contract owners	28,756,321	5,899,518	4,870,052	66,353,933	55,571,069

Payments for contract benefits or terminations	(32,342,777)	(15,453,566)	(12,401,642)	(203,077,867)	(178,456,449)

Transfers between sub-accounts (including fixed account), net	(1,941,379)	645,047	2,925,736	(18,416,320)	(25,967,190)

Contract maintenance charges	(134,684)	(170,834)	(140,357)	(628,988)	(564,995)

Adjustments to net assets allocated to contracts in payout period	117	(2,395)	363	(765,283)	(12,559)

Increase (decrease) in net assets from contract transactions	(5,662,402)	(9,082,230)	(4,745,848)	(156,534,525)	(149,430,124)

Increase (decrease) in net assets	33,629,738	2,901,179	(1,825,071)	64,444,268	190,343,254

Net assets at beginning of period	281,292,796	154,456,589	132,129,498	1,794,470,262	1,819,838,838

Net assets at end of period	$314,922,534	$157,357,768	$130,304,427	$1,858,914,530	$2,010,182,092

Beginning units	100,287,508	45,056,273	44,419,146	315,830,628	284,703,214

Units issued	5,627,452	3,708,678	5,483,110	22,022,214	7,345,562

Units redeemed	(7,500,936)	(5,688,293)	(5,908,620)	(41,637,908)	(25,355,451)

Ending units	98,414,024	43,076,658	43,993,636	296,214,934	266,693,325

For the Year Ended December 31, 2022

From operations:

Dividends	$5,792,466	$7,924,777	$3,980,040	$38,785,610	$28,164,182

Mortality and expense risk and administrative charges	(3,638,434)	(2,440,783)	(1,905,809)	(22,787,659)	(23,304,472)

Reimbursements of expenses	—	506,160	396,773	—	—

Net investment income (loss)	2,154,032	5,990,154	2,471,004	15,997,951	4,859,710

Net realized gain (loss)	7,001,119	(14,135,268)	(3,513,438)	68,578,688	71,808,580

Capital gain distribution from mutual funds	1,573,384	—	—	99,878,863	97,086,219

Change in unrealized appreciation (depreciation) of investments	(68,980,654)	(65,107,241)	(59,474,335)	(529,499,263)	(491,107,157)

Increase (decrease) in net assets from operations	(58,252,119)	(73,252,355)	(60,516,769)	(345,043,761)	(317,352,648)

From contract transactions:

Payments received from contract owners	29,624,181	7,466,880	5,597,955	77,872,047	63,064,852

Payments for contract benefits or terminations	(27,235,168)	(20,509,661)	(16,316,752)	(187,381,500)	(161,605,283)

Transfers between sub-accounts (including fixed account), net	(5,167,889)	(42,989,494)	(5,540,028)	(32,524,860)	34,177,917

Contract maintenance charges	(138,079)	(203,341)	(156,161)	(646,038)	(578,282)

Adjustments to net assets allocated to contracts in payout period	410	199	417	(763,516)	(2,671)

Increase (decrease) in net assets from contract transactions	(2,916,545)	(56,235,417)	(16,414,569)	(143,443,867)	(64,943,467)

Increase (decrease) in net assets	(61,168,664)	(129,487,772)	(76,931,338)	(488,487,628)	(382,296,115)

Net assets at beginning of period	342,461,460	283,944,361	209,060,836	2,282,957,890	2,202,134,953

Net assets at end of period	$281,292,796	$154,456,589	$132,129,498	$1,794,470,262	$1,819,838,838

Beginning units	101,324,753	61,160,867	48,991,473	339,770,497	295,711,317

Units issued	6,808,604	8,030,544	2,229,273	9,999,486	10,847,814

Units redeemed	(7,845,849)	(24,135,138)	(6,801,600)	(33,939,355)	(21,855,917)

Ending units	100,287,508	45,056,273	44,419,146	315,830,628	284,703,214

 The accompanying Notes to Financial Statements are an integral part of this statement.

35

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.	Organization

The Variable Annuity Life Insurance Company Separate Account A (“the Separate Account”) is a segregated investment account established by The Variable Annuity Life Insurance Company (“VALIC”) to receive and invest premium payments from variable annuity contracts issued by VALIC. VALIC is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life”), which is wholly owned by Corebridge Life Holdings, Inc. (formerly known as AIG Life Holdings, Inc.) (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”), which American International Group, Inc. (“AIG”) owns 52.2% of their outstanding common stock as of December 31, 2023. AIG is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 190 countries and jurisdictions. The term “AIG” means American International Group, Inc. and not any of AIG’s consolidated subsidiaries.

The Separate Account includes the following variable annuity products:

Equity Director	Polaris Platinum Elite

Group Variable Annuity Deferred Contracts (GTS-VA)	Portfolio Director

Group Unit Purchase (GUP)	Portfolio Director Freedom Advisor

IMPACT	Portfolio Director Plus

Independence Plus	Potentia

Polaris Choice Elite

The Separate Account contracts are sold primarily through VALIC’s captive sales force. The distributor of the Separate Account is Corebridge Capital Services, Inc., formerly known as AIG Capital Services, Inc., an affiliate of VALIC; however, all commissions are paid by VALIC. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open-ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2023 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve months, except as noted below.

American Beacon Funds (American Beacon)
American Beacon Bridgeway Large Cap Growth Fund Investor Class

Ariel Investment Trust (Ariel)
Ariel Appreciation Fund Investor Class	Ariel Fund Investor Class

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 2

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Comstock Fund Series II
Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	Invesco V.I. Growth and Income Fund Series II

Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Growth and Income Portfolio Class VC

PIMCO Variable Insurance Trust (PIMCO)
PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class(c)
PIMCO Total Return Portfolio Advisor Class

36

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Seasons Series Trust (SST)(a)
SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3
SST SA Allocation Growth Portfolio Class 3	SST SA American Century Inflation Protection Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 3(d)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1(c)	SAST SA MFS Blue Chip Growth Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1(c)	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3
SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 3
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 3
SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3
SAST SA International Index Portfolio Class 3

T. Rowe Price Retirement Funds, Inc. (T. Rowe Price)
T Rowe Price Retirement 2015 Advisor Class	T Rowe Price Retirement 2040 Advisor Class
T Rowe Price Retirement 2020 Advisor Class	T Rowe Price Retirement 2045 Advisor Class
T Rowe Price Retirement 2025 Advisor Class	T Rowe Price Retirement 2050 Advisor Class
T Rowe Price Retirement 2030 Advisor Class	T Rowe Price Retirement 2055 Advisor Class
T Rowe Price Retirement 2035 Advisor Class	T Rowe Price Retirement 2060 Advisor Class

VALIC Company I(b)
VALIC Company I Aggressive Growth Lifestyle Fund	VALIC Company I International Socially Responsible Fund
VALIC Company I Asset Allocation Fund	VALIC Company I International Value Fund
VALIC Company I Capital Appreciation Fund	VALIC Company I Large Capital Growth Fund
VALIC Company I Conservative Growth Lifestyle Fund	VALIC Company I Mid Cap Index Fund
VALIC Company I Core Bond Fund	VALIC Company I Mid Cap Strategic Growth Fund
VALIC Company I Dividend Value Fund	VALIC Company I Mid Cap Value Fund
VALIC Company I Dynamic Allocation Fund	VALIC Company I Moderate Growth Lifestyle Fund
VALIC Company I Emerging Economies Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I Global Real Estate Fund	VALIC Company I Science & Technology Fund

37

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

VALIC Company I(b)
VALIC Company I Global Strategy Fund	VALIC Company I Small Cap Growth Fund
VALIC Company I Government Money Market I Fund(f)	VALIC Company I Small Cap Index Fund
VALIC Company I Government Securities Fund	VALIC Company I Small Cap Special Values Fund
VALIC Company I Growth Fund	VALIC Company I Small Cap Value Fund
VALIC Company I High Yield Bond Fund	VALIC Company I Stock Index Fund
VALIC Company I Inflation Protected Fund	VALIC Company I Systematic Core Fund
VALIC Company I International Equities Index Fund	VALIC Company I Systematic Growth Fund(e)
VALIC Company I International Government Bond Fund	VALIC Company I Systematic Value Fund
VALIC Company I International Growth Fund	VALIC Company I U.S. Socially Responsible Fund
VALIC Company I International Opportunities Fund

The Vanguard Group, Inc. (Vanguard)
Vanguard LifeStrategy Conservative Growth Fund Investor Shares	Vanguard Long-Term Treasury Fund Investor Shares
Vanguard LifeStrategy Growth Fund Investor Shares	Vanguard Wellington Fund Investor Shares
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	Vanguard Windsor II Fund Investor Shares
Vanguard Long-Term Investment-Grade Fund Investor Shares

(a)	These are affiliated investment companies. SunAmerica Asset Management, LLC., an affiliate of VALIC, serves as the investment advisor to Seasons Series Trust and SunAmerica Series Trust.

(b)

These are affiliated investment companies. VALIC serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I, Seasons Series Trust and SunAmerica Series Trust. SunAmerica, an affiliate of VALIC, serves as the administrator to each series of VALIC Company I, and as the investment sub-advisor to certain series of VALIC Company I.

(c)	Sub-account had no activity during the current or prior year and no assets or liabilities as of December 31, 2023.

(d)	Formerly SAST SA Invesco Main Street Large Cap Core Portfolio.

(e)	Formerly VALIC Company I Blue Chip Growth Portfolio.

(f)	Statements of Operations and Changes in Net Assets for the period January 1 2022 to July 22, 2022 (cessation of operations).

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of VALIC’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of each of the sub-accounts of the Separate Account are registered in the name of VALIC. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from VALIC’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business VALIC may conduct. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2.	Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

38

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Participants are able to elect assumed interest rates between 3.00 and 6.00 percent in determining annuity payments for all contracts.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, VALIC makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of VALIC, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, VALIC does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. VALIC will periodically review changes in the tax law. VALIC retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.

3.	Fair Value Measurements

Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

•

Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances for these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2023 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2023, and respective hierarchy levels.

4.	Expenses

Expense charges are applied against the current value of the Separate Account and are paid to VALIC as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to VALIC. The mortality risk charge represents compensation to VALIC for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to VALIC for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

39

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The exact rate depends on the particular product issued and funds selected. Expense charges for each product are as follows:

Products	Separate Account Annual Charges
Equity Director	1.85% - 2.10%
GTS-VA	0.85% on the first $10 million
0.425% on the next $90 million
0.21% on the excess over $100 million
GUP	1.00%
IMPACT	1.00%
Independence Plus	1.00%
Polaris Choice Elite	1.65% - 1.90%
Polaris Platinum Elite	1.30% - 1.55% prior to May 1, 2017
Polaris Platinum Elite	1.15% - 1.55% on or after May 1, 2017
Portfolio Director	0.20% - 1.25%
Portfolio Director Freedom Advisor	0.60%
Portfolio Director Plus	0.00%
Potentia	1.45%

Mortality and expense risk charges of the Separate Account products (as defined to include underlying Fund expenses) are limited to the following rates based on average daily net assets:

Products	Expense Limitations
GTS-VA	0.6966% on the first $25,434,267
0.50% on the next $74,565,733
0.25% on the excess over $100 million
GUP	1.4157% on the first $359,065,787
1.36% on the next $40,934,213
1.32% on the excess over $400 million

Platform Charges: In order to make certain underlying Funds available as investment options for the contract, VALIC may assess an additional charge of 0.25 percent related to those Funds that do not pay VALIC for administrative, recordkeeping and shareholder services. These charges are included as part of the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by VALIC on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by VALIC related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

A contract maintenance charge of $3.75 is assessed on each contract (except those relating to Potentia, Portfolio Director Freedom Advisor, Portfolio Director Plus, and series 2-8 and 10-12 of Portfolio Director, GUP and GTS- VA, contracts within the Impact product are assessed a $30 annual maintenance charge and contracts within the Polaris Platinum Elite product are assessed a $50 annual maintenance charge, which may be waived if the Polaris Platinum Elite contract value is $75,000 or more) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to VALIC. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Separate Account Expense Reimbursements or Credits: Certain of the Funds or their affiliates have an agreement with VALIC to pay VALIC for administrative and shareholder services provided to the underlying Fund. VALIC applied these payments to reduce its charges to the sub-account investing in that Fund. In addition, VALIC currently reimburses or credits certain sub-accounts a portion of VALIC’s mortality and expense risk charges. Such crediting arrangements are voluntary and may be changed by VALIC at any time. The reimbursements are included on the reimbursements of expenses line of the Statements of Operations and Changes in Net Assets.

40

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The expense reimbursements are credited at the annual rate of 0.25 percent.

Sales and Administrative Charge: Certain purchase payments to certain products are subject to a sales and administrative charge. The percentage rate charged is based on the amount of purchase payments received. These charges are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, VALIC will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

Guaranteed Minimum Withdrawal Benefit (GMWB) Charge: The charges for the GMWB riders are assessed quarterly on all policies that have elected this option. The annualized charges by GMWB rider and by product are as follows:

Annualized GMWB Charge for Contracts Issued:
GMWB Rider	Products	Before October 9, 2017	On or After October 9, 2017
Polaris Income Builder	Polaris Choice Elite	0.60% to 2.20% for one covered person	0.60% to 2.20% for one covered person
	Polaris Platinum Elite	0.60% to 2.70% for two covered persons	0.60% to 2.70% for two covered persons
Polaris Income Plus	Polaris Choice Elite	0.60% to 2.20% for one covered person	0.60% to 2.50% for one covered person
	Polaris Platinum Elite	0.60% to 2.70% for two covered persons	0.60% to 2.50% for two covered persons
Polaris Income Plus Daily	Polaris Choice Elite	0.60% to 2.20% for one covered person	0.60% to 2.50% for one covered person
	Polaris Platinum Elite	0.60% to 2.70% for two covered persons	0.60% to 2.50% for two covered persons
IncomeLock (1)	Portfolio Director	0.65% to 1.15% for one covered person	Not applicable
	Equity Director	Not available for two covered persons
IncomeLock Plus (2)	Portfolio Director	0.60% to 2.20% for one covered person	Not applicable
	Equity Director	0.60% to 2.70% for two covered persons

(1) IncomeLock was not available to contracts issued after July 2, 2012.

(2) IncomeLock Plus was not available to contracts issued after January 2, 2017.

41

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.	Purchases and Sales of Investments

For the year ended December 31, 2023, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts		Cost of Purchases		Proceeds from Sales

American Beacon Bridgeway Large Cap Growth Fund Investor Class	$	4,978,430	$	8,163,390

Ariel Appreciation Fund Investor Class		31,063,070		111,967,987

Ariel Fund Investor Class		21,178,320		42,228,260

FTVIP Franklin Allocation VIP Fund Class 2		217,845		14,399

FTVIP Franklin Income VIP Fund Class 2		718,103		255,079

Goldman Sachs VIT Government Money Market Fund Institutional Shares		308,135,699		127,683,578

Goldman Sachs VIT Government Money Market Fund Service Shares		1,613,671		1,660,735

Invesco V.I. American Franchise Fund Series II		270,229		135,350

Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5		14,491,951		20,500,238

Invesco V.I. Comstock Fund Series II		247,138		167,624

Invesco V.I. Growth and Income Fund Series II		258,706		166,824

Lord Abbett Growth and Income Portfolio Class VC		25,196		107,971

PIMCO Emerging Markets Bond Portfolio Advisor Class		74,076		72,582

PIMCO Total Return Portfolio Advisor Class		1,412,665		381,664

SST SA Allocation Balanced Portfolio Class 3		437,422		176,806

SST SA Allocation Growth Portfolio Class 3		1,022,546		603,861

SST SA Allocation Moderate Growth Portfolio Class 3		1,164,331		274,074

SST SA Allocation Moderate Portfolio Class 3		1,258,350		378,064

SST SA American Century Inflation Protection Portfolio Class 3		889,087		670,211

SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3		43,691		255,932

SAST SA AB Growth Portfolio Class 3		1,294,486		584,701

SAST SA AB Small & Mid Cap Value Portfolio Class 3		436,022		131,890

SAST SA American Funds Asset Allocation Portfolio Class 3		9,939,358		6,390,954

SAST SA American Funds Global Growth Portfolio Class 3		558,578		250,409

SAST SA American Funds Growth Portfolio Class 3		2,333,493		1,631,225

SAST SA American Funds Growth-Income Portfolio Class 3		781,175		471,483

SAST SA American Funds VCP Managed Allocation Portfolio Class 3		6,845,314		8,889,020

SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3		101,466		38,052

SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3		2,599,166		4,311,978

SAST SA DFA Ultra Short Bond Portfolio Class 3		377,029		199,845

SAST SA Emerging Markets Equity Index Portfolio Class 3		16,312		14,286

SAST SA Federated Hermes Corporate Bond Portfolio Class 3		962,128		1,077,241

SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3		45,902		9,605

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3		80,003		85,452

SAST SA Fixed Income Index Portfolio Class 3		600,178		549,500

SAST SA Fixed Income Intermediate Index Portfolio Class 3		230,898		173,395

SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3		228,855		199,586

SAST SA Franklin Small Company Value Portfolio Class 3		92,334		55,552

SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3		290		83

SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3		335,466		439,304

SAST SA Franklin Tactical Opportunities Portfolio Class 3		132,888		56,396

SAST SA Global Index Allocation 60/40 Portfolio Class 3		127,614		213,890

SAST SA Global Index Allocation 75/25 Portfolio Class 3		123,536		131,301

SAST SA Global Index Allocation 90/10 Portfolio Class 3		1,010,620		546,856

SAST SA Goldman Sachs Global Bond Portfolio Class 3		327,898		177,992

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3		152,070		187,109

SAST SA Index Allocation 60/40 Portfolio Class 3		531,194		836,425

SAST SA Index Allocation 80/20 Portfolio Class 3		1,323,002		1,570,096

SAST SA Index Allocation 90/10 Portfolio Class 3		4,308,952		3,319,243

SAST SA International Index Portfolio Class 3		85,120		67,765

SAST SA Invesco Growth Opportunities Portfolio Class 3		193,096		13,916

SAST SA Janus Focused Growth Portfolio Class 3		90,437		211,097

42

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts		Cost of Purchases		Proceeds from Sales

SAST SA JPMorgan Diversified Balanced Portfolio Class 3	$	193,581	$	507,706

SAST SA JPMorgan Emerging Markets Portfolio Class 3		63,435		41,715

SAST SA JPMorgan Equity-Income Portfolio Class 3		289,113		159,737

SAST SA JPMorgan Global Equities Portfolio Class 3		20,659		10,326

SAST SA JPMorgan Large Cap Core Portfolio Class 3		249,917		177,043

SAST SA JPMorgan MFS Core Bond Portfolio Class 3		851,962		985,382

SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3		460,003		244,439

SAST SA Large Cap Growth Index Portfolio Class 3		164,031		113,256

SAST SA Large Cap Index Portfolio Class 3		798,824		269,322

SAST SA Large Cap Value Index Portfolio Class 3		274,860		77,054

SAST SA MFS Blue Chip Growth Portfolio Class 3		146,024		362,420

SAST SA MFS Massachusetts Investors Trust Portfolio Class 3		136,372		185,082

SAST SA MFS Total Return Portfolio Class 3		205,527		54,282

SAST SA Mid Cap Index Portfolio Class 3		165,838		133,592

SAST SA Morgan Stanley International Equities Portfolio Class 3		61,497		149,697

SAST SA PIMCO RAE International Value Portfolio Class 3		52,830		72,670

SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3		2,523,572		3,122,969

SAST SA PineBridge High-Yield Bond Portfolio Class 3		167,426		179,065

SAST SA Putnam International Growth and Income Portfolio Class 3		4,605		34,374

SAST SA Schroders VCP Global Allocation Portfolio Class 3		645,108		1,798,397

SAST SA Small Cap Index Portfolio Class 3		158,679		156,778

SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3		483,500		340,076

SAST SA T. Rowe Price VCP Balanced Portfolio Class 3		2,178,003		4,363,987

SAST SA VCP Dynamic Allocation Portfolio Class 3		8,607,984		10,157,624

SAST SA VCP Dynamic Strategy Portfolio Class 3		11,595,775		10,144,968

SAST SA VCP Index Allocation Portfolio Class 3		2,783,590		1,662,559

SAST SA Wellington Capital Appreciation Portfolio Class 3		899,625		2,843,725

SAST SA Wellington Government and Quality Bond Portfolio Class 3		472,766		575,451

SAST SA Wellington Strategic Multi-Asset Portfolio Class 3		57,976		147,570

T Rowe Price Retirement 2015 Advisor Class		40,495,226		39,347,739

T Rowe Price Retirement 2020 Advisor Class		28,033,390		32,231,956

T Rowe Price Retirement 2025 Advisor Class		24,148,035		25,328,556

T Rowe Price Retirement 2030 Advisor Class		23,773,498		17,163,303

T Rowe Price Retirement 2035 Advisor Class		14,987,202		6,538,426

T Rowe Price Retirement 2040 Advisor Class		14,953,280		4,398,106

T Rowe Price Retirement 2045 Advisor Class		13,078,038		4,239,904

T Rowe Price Retirement 2050 Advisor Class		11,387,149		4,556,812

T Rowe Price Retirement 2055 Advisor Class		7,365,074		2,265,198

T Rowe Price Retirement 2060 Advisor Class		6,671,502		2,350,706

VALIC Company I Aggressive Growth Lifestyle Fund		726,990,417		691,914,010

VALIC Company I Asset Allocation Fund		13,268,893		14,137,370

VALIC Company I Capital Appreciation Fund		19,519,762		6,124,434

VALIC Company I Conservative Growth Lifestyle Fund		340,051,605		341,196,514

VALIC Company I Core Bond Fund		206,805,530		675,909,162

VALIC Company I Dividend Value Fund		258,777,735		746,104,805

VALIC Company I Dynamic Allocation Fund		29,618,761		41,210,897

VALIC Company I Emerging Economies Fund		294,204,529		134,813,213

VALIC Company I Global Real Estate Fund		29,556,582		143,968,038

VALIC Company I Global Strategy Fund		25,751,315		29,360,082

VALIC Company I Government Securities Fund		35,668,695		45,598,541

VALIC Company I Growth Fund		779,867,337		134,527,868

VALIC Company I High Yield Bond Fund		53,328,347		107,785,657

VALIC Company I Inflation Protected Fund		84,263,296		367,459,417

VALIC Company I International Equities Index Fund		503,356,696		407,843,784

VALIC Company I International Government Bond Fund		35,219,719		52,978,264

VALIC Company I International Growth Fund		94,771,020		72,472,323

43

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts		Cost of Purchases		Proceeds from Sales

VALIC Company I International Opportunities Fund	$	106,226,345	$	44,075,991

VALIC Company I International Socially Responsible Fund		90,816,804		65,444,719

VALIC Company I International Value Fund		78,501,307		107,238,563

VALIC Company I Large Capital Growth Fund		79,505,923		46,912,226

VALIC Company I Mid Cap Index Fund		664,103,399		476,708,532

VALIC Company I Mid Cap Strategic Growth Fund		377,840,331		64,807,620

VALIC Company I Mid Cap Value Fund		180,614,132		259,019,178

VALIC Company I Moderate Growth Lifestyle Fund		1,126,870,337		1,089,142,536

VALIC Company I Nasdaq-100 Index Fund		115,208,855		52,403,443

VALIC Company I Science & Technology Fund		361,981,330		194,601,066

VALIC Company I Small Cap Growth Fund		111,123,475		74,052,040

VALIC Company I Small Cap Index Fund		374,748,851		131,805,193

VALIC Company I Small Cap Special Values Fund		30,137,855		25,540,618

VALIC Company I Small Cap Value Fund		172,364,018		232,047,556

VALIC Company I Stock Index Fund		770,371,359		441,285,333

VALIC Company I Systematic Core Fund		37,947,589		56,801,226

VALIC Company I Systematic Growth Fund		123,935,153		79,715,795

VALIC Company I Systematic Value Fund		29,560,188		43,077,239

VALIC Company I U.S. Socially Responsible Fund		132,725,178		43,914,401

Vanguard LifeStrategy Conservative Growth Fund Investor Shares		12,707,885		15,997,574

Vanguard LifeStrategy Growth Fund Investor Shares		23,215,288		21,303,513

Vanguard LifeStrategy Moderate Growth Fund Investor Shares		27,272,321		24,236,793

Vanguard Long-Term Investment-Grade Fund Investor Shares		16,611,750		19,904,692

Vanguard Long-Term Treasury Fund Investor Shares		15,745,257		17,365,622

Vanguard Wellington Fund Investor Shares		149,082,613		218,466,601

Vanguard Windsor II Fund Investor Shares		117,064,744		189,386,560

44

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.	Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2023, follows:

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Bridgeway Large Cap Growth Fund Investor Class	42,984,285	1.22	1.75	79,792,384	0.15	0.20	1.85	28.62	30.75

Ariel Appreciation Fund Investor Class	52,514,641	1.06	2.35	245,376,154	0.70	0.20	1.85	8.59	10.40

Ariel Fund Investor Class	65,864,691	1.10	2.51	348,104,803	0.43	0.20	1.85	13.70	15.58

FTVIP Franklin Allocation VIP Fund Class 2	47,085	16.86	17.95	806,543	1.20	1.15	1.55	12.85	13.31

FTVIP Franklin Income VIP Fund Class 2	287,984	17.99	19.48	5,492,149	5.04	1.15	1.65	6.85	7.38

Goldman Sachs VIT Government Money Market Fund Institutional Shares	361,468,726	0.87	1.05	727,278,199	4.43	0.20	1.85	3.13	4.84

Goldman Sachs VIT Government Money Market Fund Service Shares	418,732	9.83	10.14	4,208,152	4.60	1.15	1.55	3.18	3.59

Invesco V.I. American Franchise Fund Series II	31,323	42.22	45.25	1,397,892	0.00	1.15	1.55	38.44	39.00

Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	165,130,630	0.71	0.84	130,042,137	2.98	0.40	1.85	-4.91	-3.52

Invesco V.I. Comstock Fund Series II	50,477	26.53	30.14	1,449,767	1.58	1.15	1.90	9.99	10.82

Invesco V.I. Growth and Income Fund Series II	54,464	24.56	27.93	1,448,463	1.32	1.15	1.90	10.30	11.12

Lord Abbett Growth and Income Portfolio Class VC	24,500	22.66	24.35	585,538	0.87	1.15	1.55	11.45	11.90

PIMCO Emerging Markets Bond Portfolio Advisor Class	2,738		9.50	26,007	5.55		1.15		9.74

PIMCO Total Return Portfolio Advisor Class	553,977	9.09	9.27	5,124,448	3.21	1.15	1.55	4.20	4.62

SST SA Allocation Balanced Portfolio Class 3	199,818	17.66	18.93	3,681,722	2.30	1.15	1.55	9.71	10.14

SST SA Allocation Growth Portfolio Class 3	303,373	23.12	24.84	7,409,983	2.15	1.15	1.55	15.39	15.85

SST SA Allocation Moderate Growth Portfolio Class 3	298,541	20.08	21.98	6,343,803	2.45	1.15	1.65	13.17	13.73

SST SA Allocation Moderate Portfolio Class 3	365,809	19.51	20.96	7,358,385	2.39	1.15	1.55	11.95	12.40

SST SA American Century Inflation Protection Portfolio Class 3	494,401	10.54	11.89	5,764,501	4.69	1.15	1.90	1.35	2.11

SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	178,381	16.19	16.66	2,965,172	1.54	1.15	1.55	18.77	19.25

SAST SA AB Growth Portfolio Class 3	100,333	48.99	55.94	5,501,272	0.00	1.15	1.90	32.18	33.17

SAST SA AB Small & Mid Cap Value Portfolio Class 3	68,327	28.29	32.14	2,130,199	0.67	1.15	1.90	14.42	15.28

SAST SA American Funds Asset Allocation Portfolio Class 3	2,825,538	23.07	25.13	69,639,495	2.44	1.15	1.65	12.05	12.61

SAST SA American Funds Global Growth Portfolio Class 3	107,938	30.27	34.42	3,553,227	0.72	1.15	1.90	20.06	20.96

SAST SA American Funds Growth Portfolio Class 3	300,856	42.75	48.55	14,053,684	1.42	1.15	1.90	35.41	36.43

SAST SA American Funds Growth-Income Portfolio Class 3	215,848	31.87	34.73	7,210,503	2.22	1.15	1.65	23.80	24.41

SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,556,250	16.88	17.85	80,408,513	1.79	1.15	1.65	13.69	14.26

SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	121,002	10.93	11.07	1,339,303	1.99	1.15	1.55	11.36	11.80

SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,711,955	11.81	12.29	33,071,957	0.70	1.15	1.65	10.22	10.77

SAST SA DFA Ultra Short Bond Portfolio Class 3	256,699	8.32	8.92	2,257,386	0.95	1.15	1.55	2.79	3.20

SAST SA Emerging Markets Equity Index Portfolio Class 3	17,284	9.07	9.28	159,448	2.31	1.15	1.55	7.08	7.51

SAST SA Federated Hermes Corporate Bond Portfolio Class 3	345,958	16.61	18.90	6,369,882	3.32	1.15	1.90	5.73	6.52

SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	9,070	13.26	13.51	121,441	0.21	1.15	1.55	25.14	25.64

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	28,629	15.62	16.75	468,407	1.95	1.15	1.55	12.11	12.56

SAST SA Fixed Income Index Portfolio Class 3	447,244	9.56	9.80	4,366,306	2.08	1.15	1.55	3.87	4.28

SAST SA Fixed Income Intermediate Index Portfolio Class 3	175,188	9.69	9.93	1,735,274	1.53	1.15	1.55	3.19	3.61

SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	44,520	24.89	28.28	1,211,501	2.05	1.15	1.90	5.16	5.95

SAST SA Franklin Small Company Value Portfolio Class 3	30,734	23.94	27.19	809,366	0.25	1.15	1.90	10.58	11.41

SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	158		14.94	2,356	1.34		1.15		19.82

SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	108,732	35.69	40.45	4,261,860	1.46	1.15	1.90	6.02	6.82

SAST SA Franklin Tactical Opportunities Portfolio Class 3	66,441	12.88	13.21	873,274	1.50	1.15	1.55	13.80	14.25

SAST SA Global Index Allocation 60/40 Portfolio Class 3	196,866	12.08	12.36	2,426,145	1.49	1.15	1.55	11.81	12.25

SAST SA Global Index Allocation 75/25 Portfolio Class 3	194,552	12.54	12.83	2,478,500	1.48	1.15	1.55	13.85	14.30

SAST SA Global Index Allocation 90/10 Portfolio Class 3	753,990	12.99	13.29	9,982,254	1.74	1.15	1.55	16.04	16.51

SAST SA Goldman Sachs Global Bond Portfolio Class 3	243,079	9.57	10.87	2,576,530	0.00	1.15	1.90	2.10	2.86

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	247,110	12.68	13.00	3,188,187	0.93	1.15	1.55	14.80	15.26

SAST SA Index Allocation 60/40 Portfolio Class 3	653,475	14.27	14.67	9,549,314	1.40	1.15	1.55	13.29	13.74

SAST SA Index Allocation 80/20 Portfolio Class 3	865,082	15.89	16.33	14,038,101	1.52	1.15	1.55	16.56	17.02

SAST SA Index Allocation 90/10 Portfolio Class 3	3,066,823	16.65	17.12	52,243,368	1.58	1.15	1.55	18.26	18.73

SAST SA International Index Portfolio Class 3	41,188	11.56	11.85	484,495	2.38	1.15	1.55	15.35	15.82

SAST SA Invesco Growth Opportunities Portfolio Class 3	20,650	29.04	31.11	619,656	0.00	1.15	1.55	10.70	11.14

SAST SA Janus Focused Growth Portfolio Class 3	29,178	36.90	42.07	1,193,692	0.00	1.15	1.90	36.38	37.40

SAST SA JPMorgan Diversified Balanced Portfolio Class 3	137,204	21.89	23.40	3,159,851	1.31	1.15	1.55	13.34	13.80

SAST SA JPMorgan Emerging Markets Portfolio Class 3	50,406	10.75	12.25	588,815	3.74	1.15	1.90	8.07	8.88

SAST SA JPMorgan Equity-Income Portfolio Class 3	55,234	27.01	30.81	1,621,476	2.21	1.15	1.90	2.44	3.21

SAST SA JPMorgan Global Equities Portfolio Class 3	7,719	20.58	22.19	168,088	1.22	1.15	1.55	21.57	22.06

SAST SA JPMorgan Large Cap Core Portfolio Class 3	45,723	29.53	33.63	1,474,683	0.55	1.15	1.90	24.74	25.68

SAST SA JPMorgan MFS Core Bond Portfolio Class 3	452,059	12.79	14.60	6,392,835	2.62	1.15	1.90	4.46	5.25

SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	66,214	42.76	46.57	3,001,177	0.00	1.15	1.65	21.04	21.64

SAST SA Large Cap Growth Index Portfolio Class 3	58,870	18.15	18.57	1,087,484	0.32	1.15	1.55	27.07	27.58

SAST SA Large Cap Index Portfolio Class 3	146,607	18.28	18.75	2,716,484	1.28	1.15	1.55	23.69	24.18

SAST SA Large Cap Value Index Portfolio Class 3	43,660	16.17	16.55	720,633	1.55	1.15	1.55	19.62	20.10

45

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA MFS Blue Chip Growth Portfolio Class 3	49,497	36.81	42.16	2,007,666	0.30	1.15	1.90	38.21	39.24

SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	39,657	32.52	37.07	1,398,173	0.59	1.15	1.90	16.51	17.39

SAST SA MFS Total Return Portfolio Class 3	70,781	20.99	22.49	1,553,115	1.74	1.15	1.55	8.36	8.80

SAST SA Mid Cap Index Portfolio Class 3	93,577	14.67	15.04	1,396,690	1.04	1.15	1.55	13.95	14.40

SAST SA Morgan Stanley International Equities Portfolio Class 3	62,581	12.27	13.98	834,616	1.27	1.15	1.90	14.17	15.03

SAST SA PIMCO RAE International Value Portfolio Class 3	54,921	10.88	12.35	645,586	4.11	1.15	1.90	15.12	15.98

SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,088,979	13.84	14.60	30,121,781	4.13	1.15	1.65	9.96	10.51

SAST SA PineBridge High-Yield Bond Portfolio Class 3	84,372	17.68	20.26	1,647,899	6.11	1.15	1.90	13.56	14.41

SAST SA Putnam International Growth and Income Portfolio Class 3	10,451	12.30	13.19	132,655	2.14	1.15	1.55	17.35	17.82

SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,333,412	12.57	12.98	17,163,998	1.25	1.15	1.55	13.49	13.94

SAST SA Small Cap Index Portfolio Class 3	85,637	12.60	12.92	1,098,081	0.76	1.15	1.55	14.18	14.64

SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	251,212	14.50	14.86	3,720,563	0.93	1.15	1.55	17.28	17.75

SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,896,672	14.63	15.22	43,753,775	1.65	1.15	1.65	14.39	14.96

SAST SA VCP Dynamic Allocation Portfolio Class 3	4,910,934	16.11	17.62	85,383,562	2.17	1.15	1.90	11.36	12.20

SAST SA VCP Dynamic Strategy Portfolio Class 3	5,200,084	15.68	17.09	87,657,251	2.44	1.15	1.90	9.98	10.80

SAST SA VCP Index Allocation Portfolio Class 3	2,433,774	12.73	13.06	31,620,405	1.39	1.15	1.55	14.11	14.57

SAST SA Wellington Capital Appreciation Portfolio Class 3	156,312	51.36	58.76	8,942,859	0.00	1.15	1.90	36.68	37.71

SAST SA Wellington Government and Quality Bond Portfolio Class 3	370,872	10.56	12.00	4,335,894	1.95	1.15	1.90	2.81	3.58

SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	150,038	13.61	14.01	2,090,949	1.29	1.15	1.55	13.08	13.53

T Rowe Price Retirement 2015 Advisor Class	10,222,665	1.10	1.45	14,765,793	2.92	0.20	1.00	11.59	12.48

T Rowe Price Retirement 2020 Advisor Class	19,810,447	1.10	1.51	29,828,448	2.11	0.20	1.00	12.04	12.94

T Rowe Price Retirement 2025 Advisor Class	41,364,275	1.11	1.59	65,140,724	1.96	0.20	1.00	13.20	14.10

T Rowe Price Retirement 2030 Advisor Class	49,896,989	1.12	1.67	83,010,435	1.79	0.20	1.00	14.87	15.79

T Rowe Price Retirement 2035 Advisor Class	44,029,654	1.13	1.74	76,151,440	1.56	0.20	1.00	16.66	17.59

T Rowe Price Retirement 2040 Advisor Class	42,817,939	1.14	1.80	76,785,512	1.39	0.20	1.00	18.08	19.03

T Rowe Price Retirement 2045 Advisor Class	34,012,650	1.15	1.84	62,112,567	1.27	0.20	1.00	18.98	19.93

T Rowe Price Retirement 2050 Advisor Class	29,757,921	1.15	1.85	54,212,488	1.25	0.20	1.00	19.29	20.25

T Rowe Price Retirement 2055 Advisor Class	17,112,686	1.15	1.84	30,933,238	1.24	0.20	1.00	19.28	20.24

T Rowe Price Retirement 2060 Advisor Class	13,886,160	1.15	1.84	25,416,716	1.27	0.20	1.00	19.25	20.20

VALIC Company I Aggressive Growth Lifestyle Fund	142,457,253	1.13	2.15	669,754,216	2.10	0.20	1.85	14.95	16.86

VALIC Company I Asset Allocation Fund	12,881,325	1.13	1.80	141,449,443	1.12	0.20	1.85	16.18	18.11

VALIC Company I Capital Appreciation Fund	14,715,886	4.01	4.04	66,064,711	0.14	0.40	1.85	38.58	40.60

VALIC Company I Conservative Growth Lifestyle Fund	84,510,049	1.09	1.54	301,364,649	2.09	0.20	1.85	9.26	11.08

VALIC Company I Core Bond Fund	896,109,216	1.10	1.14	1,891,212,064	2.40	0.00	1.85	4.57	6.51

VALIC Company I Dividend Value Fund	122,505,744	1.08	2.73	615,578,474	2.22	0.20	1.85	10.50	12.34

VALIC Company I Dynamic Allocation Fund	80,753,966	1.10	1.56	137,641,767	1.75	0.20	1.85	11.25	13.09

VALIC Company I Emerging Economies Fund	656,796,513	0.95	1.08	695,224,725	5.38	0.20	1.85	10.07	11.89

VALIC Company I Global Real Estate Fund	167,334,017	1.42	1.71	263,838,741	2.65	0.40	1.85	8.00	9.58

VALIC Company I Global Strategy Fund	98,354,940	1.12	1.38	214,827,843	0.00	0.20	1.85	13.49	15.37

VALIC Company I Government Securities Fund	40,735,450	0.97	1.03	126,115,406	2.94	0.20	1.85	2.31	4.00

VALIC Company I Growth Fund	350,708,605	1.34	3.79	1,596,190,235	0.00	0.20	1.85	44.26	46.65

VALIC Company I High Yield Bond Fund	113,264,283	1.12	1.52	389,629,956	6.60	0.20	1.85	11.07	12.92

VALIC Company I Inflation Protected Fund	279,740,530	1.07	1.19	403,345,597	10.49	0.00	1.85	2.19	4.09

VALIC Company I International Equities Index Fund	602,040,095	1.15	1.40	1,602,291,729	2.54	0.20	1.85	15.11	17.02

VALIC Company I International Government Bond Fund	21,243,563	0.90	1.06	61,321,340	3.46	0.20	1.85	4.04	5.77

VALIC Company I International Growth Fund	91,031,801	1.13	1.78	397,202,541	0.00	0.20	1.85	15.51	17.43

VALIC Company I International Opportunities Fund	153,968,428	1.45	1.52	496,675,581	1.26	0.40	1.85	12.20	13.83

VALIC Company I International Socially Responsible Fund	48,372,911	1.16	2.19	403,274,334	1.79	0.20	1.85	16.19	18.11

VALIC Company I International Value Fund	324,758,221	1.18	1.21	499,800,527	3.85	0.00	1.85	12.29	14.38

VALIC Company I Large Capital Growth Fund	149,991,971	1.18	3.62	694,502,626	0.21	0.20	1.85	21.67	23.69

VALIC Company I Mid Cap Index Fund	99,523,763	1.09	2.83	3,005,320,045	1.20	0.20	1.85	13.82	15.71

VALIC Company I Mid Cap Strategic Growth Fund	201,888,838	1.17	2.98	967,256,983	0.00	0.20	1.85	20.18	22.17

VALIC Company I Mid Cap Value Fund	66,278,137	2.59	2.96	635,156,540	0.84	0.40	1.85	14.84	16.51

VALIC Company I Moderate Growth Lifestyle Fund	225,389,330	1.11	1.93	1,012,850,712	1.99	0.20	1.85	12.06	13.92

VALIC Company I Nasdaq-100 Index Fund	196,791,713	6.40	7.61	865,480,108	0.27	0.40	1.85	51.67	53.88

VALIC Company I Science & Technology Fund	155,556,626	1.43	5.07	2,406,145,249	0.00	0.20	1.85	52.95	55.48

VALIC Company I Small Cap Growth Fund	86,424,304	1.07	2.98	495,881,069	0.00	0.20	1.85	12.19	14.05

VALIC Company I Small Cap Index Fund	105,564,331	1.09	2.35	999,495,497	1.39	0.20	1.85	14.23	16.12

VALIC Company I Small Cap Special Values Fund	67,963,692	2.64	2.97	210,035,264	0.80	0.40	1.85	16.96	18.66

VALIC Company I Small Cap Value Fund	69,110,183	2.13	2.59	405,863,061	0.92	0.40	1.85	10.73	12.34

VALIC Company I Stock Index Fund	277,961,001	1.18	3.68	5,372,868,200	1.24	0.20	1.85	23.50	25.55

VALIC Company I Systematic Core Fund	68,462,194	1.17	3.35	559,914,045	0.95	0.20	1.85	21.76	23.78

VALIC Company I Systematic Growth Fund	171,538,757	2.59	4.06	748,151,312	0.00	0.00	1.85	42.16	44.81

VALIC Company I Systematic Value Fund	96,055,838	1.07	2.57	292,586,272	2.13	0.20	1.85	9.15	10.96

VALIC Company I U.S. Socially Responsible Fund	124,612,556	2.43	3.69	718,982,739	1.24	0.00	1.85	19.48	21.70

Vanguard LifeStrategy Conservative Growth Fund Investor Shares	41,598,423	1.47	1.79	109,606,784	2.93	0.65	2.10	10.15	11.75

Vanguard LifeStrategy Growth Fund Investor Shares	94,631,222	2.10	2.24	347,192,603	2.46	0.65	2.10	16.09	17.78

46

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Vanguard LifeStrategy Moderate Growth Fund Investor Shares	98,414,024	1.77	2.04	314,922,534	2.70	0.65	2.10	13.10	14.74

Vanguard Long-Term Investment-Grade Fund Investor Shares	43,076,658	1.07	1.40	157,357,768	4.64	0.20	1.85	7.27	9.05

Vanguard Long-Term Treasury Fund Investor Shares	43,993,636	1.01	1.14	130,304,427	3.31	0.20	1.85	1.42	3.10

Vanguard Wellington Fund Investor Shares	296,214,934	1.89	2.27	1,858,914,530	2.27	0.00	2.10	11.94	14.30

Vanguard Windsor II Fund Investor Shares	266,693,325	1.14	3.11	2,010,182,092	1.69	0.45	2.10	18.48	20.44

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Beacon Bridgeway Large Cap Growth Fund Investor Class	44,595,080	1.36	1.47	63,750,940	0.00	0.40	1.85	-26.80	-25.74

Ariel Appreciation Fund Investor Class	69,609,440	2.16	2.73	315,154,149	0.60	0.40	1.85	-14.03	-12.78

Ariel Fund Investor Class	72,406,256	2.21	2.56	336,389,844	-2.49	0.40	1.85	-20.30	-19.14

FTVIP Franklin Allocation VIP Fund Class 2	34,963	14.94	15.84	526,392	1.55	1.15	1.55	-17.29	-16.96

FTVIP Franklin Income VIP Fund Class 2	291,704	16.83	18.14	5,186,859	4.82	1.15	1.65	-7.02	-6.55

Goldman Sachs VIT Government Money Market Fund Institutional Shares	279,912,387	0.84	1.02	546,827,950	1.47	0.40	1.85	-0.28	1.17

Goldman Sachs VIT Government Money Market Fund Service Shares	437,814	9.53	9.79	4,255,217	1.64	1.15	1.55	-0.18	0.22

Invesco V.I. American Franchise Fund Series II	28,476	30.50	32.55	913,565	0.00	1.15	1.55	-32.35	-32.08

Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	176,778,301	0.74	0.87	145,028,889	8.66	0.40	1.85	5.99	7.53

Invesco V.I. Comstock Fund Series II	53,667	24.12	27.20	1,395,283	1.32	1.15	1.90	-1.05	-0.30

Invesco V.I. Growth and Income Fund Series II	58,098	22.27	25.13	1,394,440	1.22	1.15	1.90	-7.77	-7.07

Lord Abbett Growth and Income Portfolio Class VC	28,928	20.33	21.76	614,283	1.51	1.15	1.55	-10.83	-10.47

PIMCO Emerging Markets Bond Portfolio Advisor Class	2,693		8.65	23,303	4.46		1.15		-16.76

PIMCO Total Return Portfolio Advisor Class	445,772	8.72	8.86	3,941,121	2.40	1.15	1.55	-15.70	-15.36

SST SA Allocation Balanced Portfolio Class 3	197,912	16.09	17.19	3,312,060	2.63	1.15	1.55	-16.80	-16.46

SST SA Allocation Growth Portfolio Class 3	314,881	20.04	21.44	6,641,095	2.18	1.15	1.55	-18.77	-18.45

SST SA Allocation Moderate Growth Portfolio Class 3	281,733	17.75	19.33	5,257,812	2.72	1.15	1.65	-18.10	-17.69

SST SA Allocation Moderate Portfolio Class 3	348,317	17.43	18.64	6,259,487	2.66	1.15	1.55	-17.56	-17.23

SST SA American Century Inflation Protection Portfolio Class 3	493,192	10.40	11.65	5,640,396	2.47	1.15	1.90	-12.81	-12.16

SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	193,053	13.63	13.97	2,692,133	1.05	1.15	1.55	-18.66	-18.33

SAST SA AB Growth Portfolio Class 3	92,768	37.06	42.00	3,817,026	0.00	1.15	1.90	-30.12	-29.60

SAST SA AB Small & Mid Cap Value Portfolio Class 3	63,161	24.72	27.88	1,711,064	0.82	1.15	1.90	-17.55	-16.93

SAST SA American Funds Asset Allocation Portfolio Class 3	2,996,411	20.59	22.32	65,660,375	1.77	1.15	1.65	-14.99	-14.57

SAST SA American Funds Global Growth Portfolio Class 3	111,819	25.21	28.46	3,052,271	0.00	1.15	1.90	-26.38	-25.82

SAST SA American Funds Growth Portfolio Class 3	319,952	31.57	35.59	10,964,978	0.50	1.15	1.90	-31.40	-30.89

SAST SA American Funds Growth-Income Portfolio Class 3	225,641	25.74	27.91	6,077,823	0.83	1.15	1.65	-18.10	-17.69

SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,863,221	14.84	15.62	75,169,536	0.94	1.15	1.65	-18.54	-18.13

SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	115,798	9.82	9.91	1,146,587	2.29	1.15	1.55	-17.28	-16.95

SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,846,091	10.72	11.09	31,348,161	0.00	1.15	1.65	-19.06	-18.65

SAST SA DFA Ultra Short Bond Portfolio Class 3	235,967	8.09	8.64	2,009,407	0.00	1.15	1.55	-3.37	-2.98

SAST SA Emerging Markets Equity Index Portfolio Class 3	17,207	8.47	8.63	147,837	1.51	1.15	1.55	-21.77	-21.45

SAST SA Federated Hermes Corporate Bond Portfolio Class 3	360,858	15.71	17.74	6,240,112	3.19	1.15	1.90	-16.11	-15.48

SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	6,043	10.59	10.75	64,852	0.00	1.15	1.55	-27.85	-27.56

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	30,809	13.93	14.88	447,717	0.72	1.15	1.55	-28.29	-28.00

SAST SA Fixed Income Index Portfolio Class 3	446,510	9.21	9.40	4,182,297	1.66	1.15	1.55	-14.42	-14.07

SAST SA Fixed Income Intermediate Index Portfolio Class 3	170,069	9.39	9.58	1,626,627	1.07	1.15	1.55	-8.87	-8.51

SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	48,315	23.67	26.69	1,241,156	1.53	1.15	1.90	-3.45	-2.72

SAST SA Franklin Small Company Value Portfolio Class 3	31,203	21.65	24.41	738,387	0.40	1.15	1.90	-12.36	-11.70

SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	158		12.46	1,967	1.45		1.15		-14.39

SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	111,738	33.66	37.87	4,109,577	1.55	1.15	1.90	-9.63	-8.95

SAST SA Franklin Tactical Opportunities Portfolio Class 3	60,336	11.32	11.56	694,233	0.97	1.15	1.55	-15.23	-14.89

SAST SA Global Index Allocation 60/40 Portfolio Class 3	210,941	10.81	11.01	2,317,152	0.04	1.15	1.55	-15.66	-15.32

SAST SA Global Index Allocation 75/25 Portfolio Class 3	202,599	11.02	11.23	2,260,826	0.10	1.15	1.55	-16.80	-16.47

SAST SA Global Index Allocation 90/10 Portfolio Class 3	748,662	11.19	11.40	8,513,011	1.21	1.15	1.55	-17.60	-17.27

SAST SA Goldman Sachs Global Bond Portfolio Class 3	225,931	9.37	10.56	2,328,093	0.00	1.15	1.90	-20.70	-20.10

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	249,098	11.04	11.27	2,791,116	0.00	1.15	1.55	-17.63	-17.30

SAST SA Index Allocation 60/40 Portfolio Class 3	705,429	12.60	12.90	9,068,565	1.32	1.15	1.55	-16.24	-15.91

SAST SA Index Allocation 80/20 Portfolio Class 3	924,633	13.63	13.96	12,831,395	1.35	1.15	1.55	-17.47	-17.14

SAST SA Index Allocation 90/10 Portfolio Class 3	3,162,411	14.08	14.42	45,395,166	1.33	1.15	1.55	-18.11	-17.79

SAST SA International Index Portfolio Class 3	40,078	10.02	10.23	407,398	2.25	1.15	1.55	-16.06	-15.73

SAST SA Invesco Growth Opportunities Portfolio Class 3	14,070	26.24	28.00	379,583	0.00	1.15	1.55	-36.60	-36.35

SAST SA Janus Focused Growth Portfolio Class 3	32,083	27.06	30.62	958,664	0.00	1.15	1.90	-34.95	-34.46

SAST SA JPMorgan Diversified Balanced Portfolio Class 3	152,277	19.32	20.56	3,086,724	0.87	1.15	1.55	-17.42	-17.09

SAST SA JPMorgan Emerging Markets Portfolio Class 3	49,771	9.94	11.25	535,149	2.53	1.15	1.90	-27.06	-26.51

SAST SA JPMorgan Equity-Income Portfolio Class 3	56,420	26.37	29.85	1,608,358	1.62	1.15	1.90	-3.91	-3.19

SAST SA JPMorgan Global Equities Portfolio Class 3	7,481	16.93	18.18	133,403	1.68	1.15	1.55	-17.31	-16.98

SAST SA JPMorgan Large Cap Core Portfolio Class 3	44,338	23.67	26.76	1,139,385	0.67	1.15	1.90	-21.89	-21.30

47

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
		Unit Value ($)(a)(f)		Net Assets ($)(b)	Investment Income Ratio (%)(c)	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest			Lowest	Highest	Lowest	Highest

SAST SA JPMorgan MFS Core Bond Portfolio Class 3	468,204	12.24	13.87	6,312,075	0.70	1.15	1.90	-15.09	-14.45

SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	60,097	35.33	38.29	2,240,274	0.00	1.15	1.65	-28.44	-28.08

SAST SA Large Cap Growth Index Portfolio Class 3	57,090	14.28	14.55	827,172	0.22	1.15	1.55	-30.88	-30.60

SAST SA Large Cap Index Portfolio Class 3	120,688	14.78	15.10	1,807,833	1.15	1.15	1.55	-19.79	-19.47

SAST SA Large Cap Value Index Portfolio Class 3	34,355	13.52	13.78	472,046	1.66	1.15	1.55	-7.24	-6.87

SAST SA MFS Blue Chip Growth Portfolio Class 3	55,808	26.64	30.28	1,627,378	0.00	1.15	1.90	-31.36	-30.84

SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	44,193	27.91	31.58	1,333,097	0.81	1.15	1.90	-18.09	-17.47

SAST SA MFS Total Return Portfolio Class 3	66,298	19.37	20.67	1,339,274	1.24	1.15	1.55	-11.28	-10.93

SAST SA Mid Cap Index Portfolio Class 3	93,157	12.87	13.14	1,216,626	0.67	1.15	1.55	-14.97	-14.63

SAST SA Morgan Stanley International Equities Portfolio Class 3	69,609	10.74	12.16	809,471	2.41	1.15	1.90	-15.79	-15.16

SAST SA PIMCO RAE International Value Portfolio Class 3	58,132	9.45	10.65	591,759	3.66	1.15	1.90	-10.13	-9.45

SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,195,714	12.59	13.21	28,674,686	0.00	1.15	1.65	-19.02	-18.61

SAST SA PineBridge High-Yield Bond Portfolio Class 3	89,329	15.57	17.71	1,525,318	5.25	1.15	1.90	-11.52	-10.86

SAST SA Putnam International Growth and Income Portfolio Class 3	13,079	10.48	11.19	141,364	1.55	1.15	1.55	-8.40	-8.04

SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,431,142	11.08	11.39	16,180,045	0.66	1.15	1.55	-19.84	-19.52

SAST SA Small Cap Index Portfolio Class 3	85,153	11.03	11.27	952,490	0.49	1.15	1.55	-22.21	-21.89

SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	241,641	12.36	12.62	3,040,225	0.32	1.15	1.55	-19.56	-19.24

SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	3,063,805	12.79	13.24	40,282,408	0.78	1.15	1.65	-20.30	-19.90

SAST SA VCP Dynamic Allocation Portfolio Class 3	5,286,401	14.47	15.71	81,952,858	2.35	1.15	1.90	-18.71	-18.10

SAST SA VCP Dynamic Strategy Portfolio Class 3	5,646,491	14.25	15.43	85,981,021	2.14	1.15	1.90	-16.13	-15.50

SAST SA VCP Index Allocation Portfolio Class 3	2,378,599	11.16	11.40	26,990,262	0.00	1.15	1.55	-18.20	-17.88

SAST SA Wellington Capital Appreciation Portfolio Class 3	194,412	37.58	42.67	8,071,128	0.00	1.15	1.90	-37.67	-37.20

SAST SA Wellington Government and Quality Bond Portfolio Class 3	383,586	10.27	11.58	4,331,151	0.86	1.15	1.90	-15.29	-14.66

SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	157,140	12.03	12.34	1,930,203	0.63	1.15	1.55	-18.49	-18.16

T Rowe Price Retirement 2015 Advisor Class	9,880,562	1.30	1.36	12,879,849	2.51	0.40	1.00	-15.32	-14.81

T Rowe Price Retirement 2020 Advisor Class	23,704,077	1.35	1.42	32,091,748	1.88	0.40	1.00	-15.73	-15.23

T Rowe Price Retirement 2025 Advisor Class	43,902,850	1.40	1.47	61,875,840	1.76	0.40	1.00	-16.76	-16.26

T Rowe Price Retirement 2030 Advisor Class	47,962,404	1.45	1.52	69,786,908	1.40	0.40	1.00	-18.04	-17.55

T Rowe Price Retirement 2035 Advisor Class	39,967,952	1.49	1.56	59,761,103	1.10	0.40	1.00	-19.06	-18.58

T Rowe Price Retirement 2040 Advisor Class	38,137,833	1.52	1.60	58,346,686	1.07	0.40	1.00	-19.88	-19.40

T Rowe Price Retirement 2045 Advisor Class	29,516,713	1.55	1.62	45,919,283	0.87	0.40	1.00	-20.13	-19.65

T Rowe Price Retirement 2050 Advisor Class	26,226,445	1.55	1.63	40,807,595	0.82	0.40	1.00	-20.18	-19.70

T Rowe Price Retirement 2055 Advisor Class	14,177,601	1.55	1.62	22,006,639	0.84	0.40	1.00	-20.25	-19.77

T Rowe Price Retirement 2060 Advisor Class	11,470,159	1.55	1.62	17,822,411	0.98	0.40	1.00	-20.23	-19.75

VALIC Company I Aggressive Growth Lifestyle Fund	149,625,697	1.87	2.12	609,566,755	2.98	0.25	1.70	-17.65	-16.45

VALIC Company I Asset Allocation Fund	13,525,426	1.55	1.95	127,817,201	2.06	0.40	1.85	-17.95	-16.75

VALIC Company I Capital Appreciation Fund	14,852,863	2.85	2.91	47,692,645	0.00	0.40	1.85	-27.21	-26.14

VALIC Company I Conservative Growth Lifestyle Fund	92,150,825	1.41	1.82	298,032,915	3.90	0.25	1.70	-15.61	-14.38

VALIC Company I Core Bond Fund	1,129,034,777	1.05	1.07	2,287,608,726	1.10	0.00	1.85	-15.82	-14.25

VALIC Company I Dividend Value Fund	260,303,846	2.38	2.47	1,204,172,647	1.67	0.40	1.85	-7.35	-6.00

VALIC Company I Dynamic Allocation Fund	94,248,408	1.40	1.62	143,231,515	3.30	0.40	1.85	-17.75	-16.55

VALIC Company I Emerging Economies Fund	590,221,469	0.73	0.87	559,624,273	3.34	0.40	1.85	-26.72	-25.65

VALIC Company I Global Real Estate Fund	251,482,478	1.31	1.56	366,517,581	1.68	0.40	1.85	-27.27	-26.21

VALIC Company I Global Strategy Fund	108,523,464	1.22	1.51	207,437,829	0.00	0.40	1.85	-18.30	-17.11

VALIC Company I Government Money Market I Fund	—	0.84	1.01	—	-3.97	0.40	1.85	-0.59	-0.13

VALIC Company I Government Securities Fund	40,782,891	0.95	1.26	134,848,289	0.00	0.40	1.85	-12.79	-11.52

VALIC Company I Growth Fund	255,508,761	2.63	2.96	792,147,026	0.00	0.40	1.85	-37.22	-36.31

VALIC Company I High Yield Bond Fund	136,754,503	1.37	1.79	422,690,134	1.87	0.40	1.85	-12.29	-11.01

VALIC Company I Inflation Protected Fund	521,922,252	1.05	1.15	736,758,029	2.36	0.00	1.85	-11.81	-10.17

VALIC Company I International Equities Index Fund	568,049,518	1.06	1.22	1,298,738,641	2.89	0.40	1.85	-16.08	-14.86

VALIC Company I International Government Bond Fund	27,523,001	0.86	1.22	77,637,413	2.13	0.40	1.85	-17.75	-16.55

VALIC Company I International Growth Fund	96,182,243	1.50	1.54	372,207,435	0.00	0.40	1.85	-35.25	-34.30

VALIC Company I International Opportunities Fund	150,296,497	1.27	1.36	428,133,141	0.25	0.40	1.85	-25.83	-24.75

VALIC Company I International Socially Responsible Fund	42,829,528	1.83	1.88	327,930,161	3.15	0.40	1.85	-18.07	-16.88

VALIC Company I International Value Fund	368,121,308	1.03	1.07	501,145,540	1.82	0.00	1.85	-12.57	-10.94

VALIC Company I Large Capital Growth Fund	154,442,006	2.97	3.15	584,586,786	0.19	0.40	1.85	-20.63	-19.48

VALIC Company I Mid Cap Index Fund	99,791,888	2.49	3.05	2,787,151,823	1.31	0.40	1.85	-14.94	-13.70

VALIC Company I Mid Cap Strategic Growth Fund	159,414,235	2.48	2.70	626,830,103	0.00	0.40	1.85	-24.81	-23.71

VALIC Company I Mid Cap Value Fund	89,790,857	2.26	2.54	759,209,995	0.28	0.40	1.85	-10.16	-8.85

VALIC Company I Moderate Growth Lifestyle Fund	240,511,564	1.72	2.11	959,359,348	3.37	0.25	1.70	-16.20	-14.98

VALIC Company I Nasdaq-100 Index Fund	200,589,280	4.22	4.94	576,653,171	0.24	0.40	1.85	-34.04	-33.08

VALIC Company I Science & Technology Fund	165,509,642	3.32	3.94	1,679,448,725	0.00	0.40	1.85	-40.11	-39.24

VALIC Company I Small Cap Growth Fund	84,889,536	2.65	3.01	430,644,884	0.00	0.40	1.85	-33.68	-32.71

VALIC Company I Small Cap Index Fund	98,999,200	2.06	2.39	827,256,356	0.70	0.40	1.85	-22.12	-20.98

VALIC Company I Small Cap Special Values Fund	75,728,127	2.26	2.51	198,075,150	0.58	0.40	1.85	-15.30	-14.06

VALIC Company I Small Cap Value Fund	90,672,684	1.93	2.30	479,777,722	-0.83	0.40	1.85	-15.45	-14.22

VALIC Company I Stock Index Fund	273,817,809	2.98	150.16	4,316,881,131	1.24	0.33	1.85	-19.82	-18.60

48

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
		Unit Value ($)(a)(f)		Net Assets ($)(b)	Investment Income Ratio (%)(c)	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest			Lowest	Highest	Lowest	Highest

VALIC Company I Systematic Core Fund	72,922,485	2.67	2.75	492,974,543	0.22	0.40	1.85	-20.21	-19.05

VALIC Company I Systematic Growth Fund	187,615,452	1.79	2.86	569,646,700	0.00	0.00	1.85	-39.93	-38.81

VALIC Company I Systematic Value Fund	107,509,491	2.35	2.48	297,458,308	0.31	0.40	1.85	-8.37	-7.03

VALIC Company I U.S. Socially Responsible Fund	130,019,327	1.99	3.09	623,095,731	0.69	0.00	1.85	-18.64	-17.12

Vanguard LifeStrategy Conservative Growth Fund Investor Shares	44,672,988	1.33	1.61	105,877,372	1.86	0.65	2.10	-16.76	-15.54

Vanguard LifeStrategy Growth Fund Investor Shares	95,845,637	1.81	1.90	300,388,321	1.87	0.65	2.10	-18.81	-17.63

Vanguard LifeStrategy Moderate Growth Fund Investor Shares	100,287,508	1.57	1.78	281,292,796	1.86	0.65	2.10	-17.74	-16.54

Vanguard Long-Term Investment-Grade Fund Investor Shares	45,056,273	1.30	1.91	154,456,589	3.62	0.40	1.85	-26.98	-25.92

Vanguard Long-Term Treasury Fund Investor Shares	44,419,146	1.12	1.61	132,129,498	1.90	0.40	1.85	-30.87	-29.86

Vanguard Wellington Fund Investor Shares	315,830,628	1.65	2.03	1,794,470,262	1.90	0.00	2.10	-16.10	-14.32

Vanguard Windsor II Fund Investor Shares	284,703,214	2.53	2.62	1,819,838,838	1.40	0.65	2.10	-15.02	-13.78

	December 31, 2021				For the Year Ended December 31, 2021
		Unit Value ($)(a)(f)		Net Assets ($)(b)	Investment Income Ratio (%)(c)	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest			Lowest	Highest	Lowest	Highest

American Beacon Bridgeway Large Cap Growth Fund Investor Class	46,309,014	1.86	1.97	89,568,193	0.00	0.40	1.85	19.25	20.99

Ariel Appreciation Fund Investor Class	69,174,578	2.51	3.13	360,052,093	0.52	0.40	1.85	23.56	25.36

Ariel Fund Investor Class	79,923,597	2.77	3.17	461,659,439	0.05	0.40	1.85	27.97	29.84

FTVIP Franklin Allocation VIP Fund Class 2	35,049	18.06	19.08	637,646	1.75	1.15	1.55	9.97	10.41

FTVIP Franklin Income VIP Fund Class 2	306,193	18.11	19.41	5,969,498	4.72	1.15	1.65	14.84	15.42

Goldman Sachs VIT Government Money Market Fund Service Shares	283,048	9.55	9.76	2,742,018	0.01	1.15	1.55	-1.53	-1.14

Invesco V.I. American Franchise Fund Series II	30,606	45.08	47.93	1,444,129	0.00	1.15	1.55	9.93	10.37

Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	199,121,819	0.70	0.81	152,770,955	13.71	0.40	1.85	17.11	18.82

Invesco V.I. Comstock Fund Series II	60,146	24.38	27.28	1,570,882	1.66	1.15	1.90	30.54	31.52

Invesco V.I. Growth and Income Fund Series II	65,888	24.14	27.05	1,707,550	1.41	1.15	1.90	25.78	26.72

Lord Abbett Growth and Income Portfolio Class VC	21,057	22.80	24.31	517,655	1.14	1.15	1.55	27.04	27.55

PIMCO Emerging Markets Bond Portfolio Advisor Class	2,823		10.40	29,354	4.25		1.15		-3.77

PIMCO Total Return Portfolio Advisor Class	434,167	10.34	10.46	4,537,303	1.82	1.15	1.55	-2.88	-2.49

SST SA Allocation Balanced Portfolio Class 3	195,973	19.34	20.58	3,931,710	0.96	1.15	1.55	5.66	6.08

SST SA Allocation Growth Portfolio Class 3	336,254	24.67	26.30	8,702,014	2.09	1.15	1.55	13.91	14.37

SST SA Allocation Moderate Growth Portfolio Class 3	278,238	21.67	23.48	6,312,410	1.80	1.15	1.65	10.62	11.18

SST SA Allocation Moderate Portfolio Class 3	366,743	21.14	22.53	7,976,509	2.05	1.15	1.55	8.73	9.16

SST SA American Century Inflation Protection Portfolio Class 3	420,960	11.93	13.26	5,483,588	2.17	1.15	1.90	2.28	3.05

SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	191,531	16.75	17.11	3,271,037	2.33	1.15	1.55	16.38	16.85

SAST SA AB Growth Portfolio Class 3	84,856	53.04	59.66	4,958,203	0.00	1.15	1.90	26.05	27.00

SAST SA AB Small & Mid Cap Value Portfolio Class 3	59,438	29.98	33.56	1,937,471	0.49	1.15	1.90	33.51	34.51

SAST SA American Funds Asset Allocation Portfolio Class 3	2,999,964	24.22	26.13	77,043,681	1.08	1.15	1.65	12.92	13.49

SAST SA American Funds Global Growth Portfolio Class 3	106,518	34.24	38.36	3,927,168	0.07	1.15	1.90	13.93	14.78

SAST SA American Funds Growth Portfolio Class 3	272,834	46.03	51.49	13,577,185	0.03	1.15	1.90	19.40	20.30

SAST SA American Funds Growth-Income Portfolio Class 3	233,772	31.44	33.91	7,667,148	1.01	1.15	1.65	21.66	22.27

SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,760,300	18.22	19.08	89,930,602	1.24	1.15	1.65	12.85	13.42

SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	34,175	11.91	11.93	407,396	2.22	1.15	1.30	11.86	12.03

SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,820,955	13.24	13.64	38,221,721	0.86	1.15	1.65	5.85	6.38

SAST SA DFA Ultra Short Bond Portfolio Class 3	223,263	8.38	8.91	1,952,266	0.00	1.15	1.55	-2.31	-1.91

SAST SA Emerging Markets Equity Index Portfolio Class 3	18,999	10.83	10.99	207,858	1.14	1.15	1.55	-5.06	-4.68

SAST SA Federated Hermes Corporate Bond Portfolio Class 3	408,850	18.73	20.99	8,372,192	3.05	1.15	1.90	-1.55	-0.81

SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	2,176	14.68	14.84	32,176	0.00	1.15	1.55	10.22	10.66

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	21,666	19.43	20.67	435,152	1.38	1.15	1.55	36.77	37.32

SAST SA Fixed Income Index Portfolio Class 3	439,392	10.76	10.94	4,791,746	2.03	1.15	1.55	-3.72	-3.34

SAST SA Fixed Income Intermediate Index Portfolio Class 3	187,832	10.30	10.48	1,964,110	0.86	1.15	1.55	-3.29	-2.91

SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	49,904	24.52	27.44	1,315,128	1.70	1.15	1.90	27.09	28.05

SAST SA Franklin Small Company Value Portfolio Class 3	33,705	24.71	27.64	905,000	0.97	1.15	1.90	22.65	23.57

SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	177		14.56	2,584	0.00		1.15		23.98

SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	125,457	37.25	41.60	5,077,960	2.29	1.15	1.90	21.43	22.34

SAST SA Franklin Tactical Opportunities Portfolio Class 3	63,732	13.35	13.58	862,442	1.02	1.15	1.55	13.06	13.52

SAST SA Global Index Allocation 60/40 Portfolio Class 3	210,223	12.81	13.00	2,728,277	1.36	1.15	1.55	7.93	8.36

SAST SA Global Index Allocation 75/25 Portfolio Class 3	213,549	13.24	13.44	2,856,378	1.35	1.15	1.55	10.69	11.14

SAST SA Global Index Allocation 90/10 Portfolio Class 3	740,792	13.58	13.78	10,190,225	0.94	1.15	1.55	13.70	14.15

SAST SA Goldman Sachs Global Bond Portfolio Class 3	228,154	11.82	13.22	2,944,792	2.40	1.15	1.90	-9.27	-8.58

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	221,541	13.40	13.63	3,004,079	0.24	1.15	1.55	12.90	13.35

SAST SA Index Allocation 60/40 Portfolio Class 3	615,064	15.04	15.34	9,404,305	0.08	1.15	1.55	11.31	11.76

SAST SA Index Allocation 80/20 Portfolio Class 3	902,286	16.52	16.84	15,114,442	1.09	1.15	1.55	16.41	16.88

SAST SA Index Allocation 90/10 Portfolio Class 3	3,073,273	17.20	17.54	53,694,248	1.07	1.15	1.55	18.76	19.24

SAST SA International Index Portfolio Class 3	45,012	11.94	12.14	542,739	1.31	1.15	1.55	8.77	9.20

SAST SA Invesco Growth Opportunities Portfolio Class 3	9,453	41.38	43.98	399,489	0.00	1.15	1.55	5.46	5.88

49

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
		Unit Value ($)(a)(f)		Net Assets ($)(b)	Investment Income Ratio (%)(c)	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest			Lowest	Highest	Lowest	Highest

SAST SA Janus Focused Growth Portfolio Class 3	26,874	41.59	46.71	1,222,630	0.00	1.15	1.90	20.67	21.58

SAST SA JPMorgan Diversified Balanced Portfolio Class 3	156,977	23.39	24.80	3,841,748	0.56	1.15	1.55	9.83	10.27

SAST SA JPMorgan Emerging Markets Portfolio Class 3	47,546	13.63	15.31	696,867	1.66	1.15	1.90	-1.01	-0.26

SAST SA JPMorgan Equity-Income Portfolio Class 3	62,541	27.44	30.84	1,844,423	1.71	1.15	1.90	23.13	24.05

SAST SA JPMorgan Global Equities Portfolio Class 3	4,437	20.47	21.90	95,555	1.61	1.15	1.55	21.10	21.58

SAST SA JPMorgan Large Cap Core Portfolio Class 3	45,396	30.30	34.00	1,485,539	0.45	1.15	1.90	25.08	26.02

SAST SA JPMorgan MFS Core Bond Portfolio Class 3	498,918	14.42	16.21	7,869,118	2.36	1.15	1.90	-3.01	-2.28

SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	52,963	49.37	53.24	2,745,820	0.00	1.15	1.65	8.73	9.28

SAST SA Large Cap Growth Index Portfolio Class 3	56,007	20.66	20.97	1,170,375	0.56	1.15	1.55	29.26	29.78

SAST SA Large Cap Index Portfolio Class 3	93,340	18.43	18.75	1,740,771	1.29	1.15	1.55	26.09	26.60

SAST SA Large Cap Value Index Portfolio Class 3	36,705	14.58	14.79	541,765	2.58	1.15	1.55	22.16	22.65

SAST SA MFS Blue Chip Growth Portfolio Class 3	45,928	38.80	43.78	1,932,038	0.02	1.15	1.90	26.28	27.23

SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	48,077	34.07	38.27	1,763,972	0.45	1.15	1.90	24.21	25.14

SAST SA MFS Total Return Portfolio Class 3	71,807	21.84	23.21	1,629,367	1.35	1.15	1.55	11.99	12.44

SAST SA Mid Cap Index Portfolio Class 3	96,561	15.14	15.40	1,478,836	0.70	1.15	1.55	21.90	22.39

SAST SA Morgan Stanley International Equities Portfolio Class 3	73,717	12.76	14.33	1,013,140	1.01	1.15	1.90	2.10	2.87

SAST SA PIMCO RAE International Value Portfolio Class 3	66,974	10.51	11.76	756,691	2.08	1.15	1.90	6.33	7.13

SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,217,589	15.54	16.23	35,606,116	0.00	1.15	1.65	6.30	6.83

SAST SA PineBridge High-Yield Bond Portfolio Class 3	94,102	17.60	19.87	1,806,740	4.85	1.15	1.90	3.64	4.42

SAST SA Putnam International Growth and Income Portfolio Class 3	12,914	11.44	12.17	151,643	1.75	1.15	1.55	12.92	13.37

SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,488,407	13.82	14.15	20,925,775	0.37	1.15	1.55	10.67	11.11

SAST SA Small Cap Index Portfolio Class 3	78,970	14.18	14.42	1,132,061	0.39	1.15	1.55	12.09	12.53

SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	253,720	15.37	15.63	3,953,968	0.00	1.15	1.55	14.22	14.67

SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,971,091	16.05	16.53	48,805,719	0.90	1.15	1.65	10.46	11.01

SAST SA VCP Dynamic Allocation Portfolio Class 3	5,286,841	17.80	19.18	100,164,225	1.61	1.15	1.90	7.25	8.06

SAST SA VCP Dynamic Strategy Portfolio Class 3	5,976,287	17.00	18.26	107,815,607	1.57	1.15	1.90	8.01	8.83

SAST SA VCP Index Allocation Portfolio Class 3	2,190,957	13.64	13.88	30,293,401	0.99	1.15	1.55	12.24	12.69

SAST SA Wellington Capital Appreciation Portfolio Class 3	187,957	60.29	67.95	12,437,334	0.00	1.15	1.90	3.39	4.17

SAST SA Wellington Government and Quality Bond Portfolio Class 3	467,998	12.12	13.57	6,199,604	1.42	1.15	1.90	-3.95	-3.22

SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	158,222	14.76	15.08	2,374,025	0.17	1.15	1.55	5.82	6.24

T Rowe Price Retirement 2015 Advisor Class	12,060,924	1.53	1.60	18,542,399	1.46	0.40	1.00	8.23	8.88

T Rowe Price Retirement 2020 Advisor Class	26,247,783	1.60	1.67	42,169,649	1.23	0.40	1.00	9.10	9.76

T Rowe Price Retirement 2025 Advisor Class	41,330,127	1.69	1.76	69,942,039	1.11	0.40	1.00	10.51	11.17

T Rowe Price Retirement 2030 Advisor Class	44,105,136	1.77	1.85	78,284,548	0.85	0.40	1.00	12.14	12.81

T Rowe Price Retirement 2035 Advisor Class	35,071,007	1.84	1.92	64,765,384	0.68	0.40	1.00	13.66	14.34

T Rowe Price Retirement 2040 Advisor Class	33,761,404	1.90	1.98	64,425,956	0.52	0.40	1.00	14.91	15.60

T Rowe Price Retirement 2045 Advisor Class	25,453,228	1.94	2.02	49,538,744	0.46	0.40	1.00	15.78	16.47

T Rowe Price Retirement 2050 Advisor Class	21,973,246	1.94	2.02	42,811,517	0.48	0.40	1.00	15.90	16.60

T Rowe Price Retirement 2055 Advisor Class	11,134,586	1.94	2.02	21,658,170	0.48	0.40	1.00	15.87	16.57

T Rowe Price Retirement 2060 Advisor Class	9,141,101	1.94	2.02	17,789,930	0.52	0.40	1.00	15.90	16.60

VALIC Company I Aggressive Growth Lifestyle Fund	153,013,592	2.28	2.54	750,179,361	0.00	0.25	1.70	14.11	15.78

VALIC Company I Asset Allocation Fund	14,213,786	1.89	2.34	161,838,950	1.04	0.40	1.85	14.60	16.27

VALIC Company I Capital Appreciation Fund	14,376,972	3.86	4.00	62,774,813	0.00	0.40	1.85	23.79	25.59

VALIC Company I Conservative Growth Lifestyle Fund	97,190,602	1.67	2.13	368,984,023	0.00	0.25	1.70	5.93	7.48

VALIC Company I Core Bond Fund	961,180,702	1.24	1.25	2,270,906,019	0.00	0.00	1.85	-2.48	-0.76

VALIC Company I Dividend Value Fund	274,040,084	2.54	2.66	1,343,580,899	1.95	0.40	1.85	19.69	21.43

VALIC Company I Dynamic Allocation Fund	100,948,351	1.71	1.94	185,073,384	1.79	0.40	1.85	8.17	9.75

VALIC Company I Emerging Economies Fund	565,348,703	0.98	1.18	724,612,529	1.87	0.40	1.85	-0.66	0.79

VALIC Company I Global Real Estate Fund	272,718,691	1.81	2.12	541,145,662	3.12	0.40	1.85	20.37	22.13

VALIC Company I Global Strategy Fund	119,209,843	1.49	1.82	276,482,787	4.21	0.40	1.85	6.59	8.15

VALIC Company I Government Money Market I Fund	236,631,052	0.85	1.01	455,999,307	0.01	0.40	1.85	-1.82	-0.39

VALIC Company I Government Securities Fund	36,764,060	1.09	1.43	140,452,230	1.96	0.40	1.85	-4.11	-2.71

VALIC Company I Growth Fund	308,081,853	4.19	4.64	1,512,561,726	0.12	0.40	1.85	18.74	20.47

VALIC Company I High Yield Bond Fund	150,554,801	1.56	2.01	523,638,602	0.00	0.40	1.85	2.47	3.97

VALIC Company I Inflation Protected Fund	502,904,885	1.19	1.28	794,670,499	1.29	0.00	1.85	3.16	5.09

VALIC Company I International Equities Index Fund	595,926,657	1.25	1.45	1,605,944,547	1.28	0.40	1.85	8.99	10.58

VALIC Company I International Government Bond Fund	33,480,727	1.05	1.46	113,392,982	2.34	0.40	1.85	-7.59	-6.24

VALIC Company I International Growth Fund	101,043,997	2.29	2.38	596,229,933	0.00	0.40	1.85	12.11	13.75

VALIC Company I International Opportunities Fund	136,801,359	1.69	1.83	522,623,530	0.00	0.40	1.85	4.72	6.25

VALIC Company I International Socially Responsible Fund	40,023,219	2.20	2.30	369,270,878	1.70	0.40	1.85	10.39	12.00

VALIC Company I International Value Fund	400,871,584	1.16	1.23	618,767,572	1.65	0.00	1.85	5.08	7.04

VALIC Company I Large Capital Growth Fund	145,700,934	3.75	3.92	688,127,725	0.34	0.40	1.85	23.75	25.55

VALIC Company I Mid Cap Index Fund	113,252,917	2.93	3.54	3,724,103,472	1.06	0.40	1.85	22.05	23.83

VALIC Company I Mid Cap Strategic Growth Fund	167,424,667	3.30	3.53	871,218,075	0.05	0.40	1.85	14.72	16.39

VALIC Company I Mid Cap Value Fund	94,684,225	2.51	2.79	874,069,221	0.00	0.40	1.85	25.45	27.28

VALIC Company I Moderate Growth Lifestyle Fund	251,147,056	2.05	2.48	1,184,978,047	0.00	0.25	1.70	11.95	13.59

VALIC Company I Nasdaq-100 Index Fund	212,852,955	6.39	7.39	918,647,348	0.29	0.40	1.85	24.60	26.42

50

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
		Unit Value ($)(a)(f)		Net Assets ($)(b)	Investment Income Ratio (%)(c)	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest			Lowest	Highest	Lowest	Highest

VALIC Company I Science & Technology Fund	181,081,539	5.54	6.48	3,041,714,403	0.04	0.40	1.85	9.96	11.57

VALIC Company I Small Cap Growth Fund	93,204,597	4.00	4.47	705,845,935	0.00	0.40	1.85	-6.64	-5.27

VALIC Company I Small Cap Index Fund	116,347,983	2.65	3.02	1,251,653,806	0.86	0.40	1.85	12.34	13.98

VALIC Company I Small Cap Special Values Fund	81,127,807	2.66	2.92	248,126,320	1.09	0.40	1.85	27.14	29.00

VALIC Company I Small Cap Value Fund	79,302,433	2.28	2.68	485,471,268	0.00	0.40	1.85	30.46	32.37

VALIC Company I Stock Index Fund	309,072,613	3.72	184.47	6,068,234,924	1.50	0.33	1.85	26.00	27.93

VALIC Company I Systematic Core Fund	79,663,895	3.30	3.45	670,314,770	0.23	0.40	1.85	23.94	25.75

VALIC Company I Systematic Growth Fund	202,244,583	2.93	4.76	1,016,876,328	0.00	0.00	1.85	14.25	16.38

VALIC Company I Systematic Value Fund	114,942,495	2.57	2.67	343,830,974	0.36	0.40	1.85	28.53	30.41

VALIC Company I U.S. Socially Responsible Fund	137,953,455	2.41	3.80	805,962,895	0.00	0.00	1.85	24.89	27.09

Vanguard LifeStrategy Conservative Growth Fund Investor Shares	46,755,917	1.60	1.90	132,061,203	1.98	0.65	2.10	3.85	5.36

Vanguard LifeStrategy Growth Fund Investor Shares	94,644,220	2.23	2.31	362,381,685	1.94	0.65	2.10	11.98	13.61

Vanguard LifeStrategy Moderate Growth Fund Investor Shares	101,324,753	1.91	2.13	342,461,460	1.94	0.65	2.10	7.79	9.36

Vanguard Long-Term Investment-Grade Fund Investor Shares	61,160,867	1.79	2.58	283,944,361	2.73	0.40	1.85	-4.18	-2.78

Vanguard Long-Term Treasury Fund Investor Shares	48,991,473	1.62	2.30	209,060,836	1.79	0.40	1.85	-6.41	-5.04

Vanguard Wellington Fund Investor Shares	339,770,497	1.93	2.42	2,282,957,890	1.72	0.00	2.10	16.54	19.01

Vanguard Windsor II Fund Investor Shares	295,711,317	2.93	3.09	2,202,134,953	1.21	0.65	2.10	26.29	28.14

	December 31, 2020				For the Year Ended December 31, 2020
		Unit Value ($)(a)(f)		Net Assets ($)(b)	Investment Income Ratio (%)(c)	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest			Lowest	Highest	Lowest	Highest

American Beacon Bridgeway Large Cap Growth Fund Investor Class	48,673,680	1.56	1.63	78,184,820	0.00	0.40	1.85	31.57	33.49

Ariel Appreciation Fund Investor Class	63,856,002	2.03	2.50	266,240,700	0.54	0.40	1.85	5.39	6.93

Ariel Fund Investor Class	82,157,346	2.16	2.44	367,777,525	0.29	0.40	1.85	8.00	9.58

FTVIP Franklin Allocation VIP Fund Class 2	34,297	16.43	17.28	565,486	1.30	1.15	1.55	10.02	10.47

FTVIP Franklin Income VIP Fund Class 2	294,878	15.77	16.82	4,992,944	5.69	1.15	1.65	-0.95	-0.46

Goldman Sachs VIT Government Money Market Fund Service Shares	377,859	9.65	9.88	3,707,724	0.28	1.15	1.65	-1.38	-0.88

Invesco V.I. American Franchise Fund Series II	23,558	41.01	43.43	1,012,451	0.00	1.15	1.55	39.81	40.37

Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	251,717,915	0.60	0.68	163,415,176	0.00	0.40	1.85	6.04	7.59

Invesco V.I. Comstock Fund Series II	67,360	18.67	20.74	1,340,865	2.06	1.15	1.90	-2.95	-2.22

Invesco V.I. Growth and Income Fund Series II	70,628	19.19	21.34	1,445,793	1.82	1.15	1.90	-0.07	0.68

Lord Abbett Growth and Income Portfolio Class VC	21,661	17.95	19.06	416,892	1.76	1.15	1.55	1.12	1.52

PIMCO Emerging Markets Bond Portfolio Advisor Class	544		10.80	5,880	0.77		1.15		5.38

PIMCO Total Return Portfolio Advisor Class	262,971	10.65	10.73	2,818,893	0.92	1.15	1.55	6.87	7.30

SST SA Allocation Balanced Portfolio Class 3	188,561	18.31	19.40	3,570,276	1.36	1.15	1.55	10.10	10.54

SST SA Allocation Growth Portfolio Class 3	267,094	21.66	22.99	6,046,197	0.00	1.15	1.55	14.33	14.79

SST SA Allocation Moderate Growth Portfolio Class 3	263,426	19.59	21.12	5,374,503	0.00	1.15	1.65	12.84	13.41

SST SA Allocation Moderate Portfolio Class 3	320,332	19.44	20.63	6,391,311	0.00	1.15	1.55	11.89	12.34

SST SA American Century Inflation Protection Portfolio Class 3	309,631	11.66	12.87	3,920,875	0.00	1.15	1.90	4.77	5.56

SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	171,781	14.39	14.64	2,511,577	0.00	1.15	1.55	12.02	12.47

SAST SA AB Growth Portfolio Class 3	77,219	42.08	46.98	3,551,922	0.00	1.15	1.90	32.74	33.74

SAST SA AB Small & Mid Cap Value Portfolio Class 3	54,765	22.46	24.95	1,327,632	0.49	1.15	1.90	2.02	2.79

SAST SA American Funds Asset Allocation Portfolio Class 3	2,693,836	21.45	23.02	61,011,205	0.00	1.15	1.65	10.30	10.86

SAST SA American Funds Global Growth Portfolio Class 3	99,095	30.06	33.42	3,185,452	0.06	1.15	1.90	27.64	28.60

SAST SA American Funds Growth Portfolio Class 3	215,567	38.55	42.80	8,929,204	0.79	1.15	1.90	48.87	49.98

SAST SA American Funds Growth-Income Portfolio Class 3	219,147	25.84	27.74	5,879,480	1.58	1.15	1.65	11.39	11.95

SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,510,953	16.15	16.82	75,189,138	0.00	1.15	1.65	7.53	8.07

SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	3,749		10.65	39,918	0.49		1.15		6.47

SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,740,433	12.51	12.82	34,934,269	0.04	1.15	1.65	3.78	4.30

SAST SA DFA Ultra Short Bond Portfolio Class 3	188,354	8.45	9.08	1,686,378	1.66	1.15	1.65	-1.53	-1.03

SAST SA Emerging Markets Equity Index Portfolio Class 3	9,098	11.41	11.53	104,419	2.78	1.15	1.55	15.08	15.54

SAST SA Federated Hermes Corporate Bond Portfolio Class 3	306,467	19.02	21.16	6,328,782	3.89	1.15	1.90	6.71	7.51

SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	1,799	13.38	13.41	24,099	0.15	1.15	1.30	20.77	20.95

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	20,796	14.20	15.05	304,179	1.93	1.15	1.55	-2.90	-2.51

SAST SA Fixed Income Index Portfolio Class 3	374,637	11.17	11.32	4,227,984	2.84	1.15	1.55	6.76	7.19

SAST SA Fixed Income Intermediate Index Portfolio Class 3	62,248	10.65	10.79	669,775	2.29	1.15	1.55	4.26	4.67

SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	55,517	19.29	21.43	1,145,633	1.77	1.15	1.90	-3.39	-2.67

SAST SA Franklin Small Company Value Portfolio Class 3	34,162	20.15	22.37	742,234	1.04	1.15	1.90	2.99	3.77

SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	121,438	30.68	34.00	4,019,451	2.26	1.15	1.90	5.20	5.99

SAST SA Franklin Tactical Opportunities Portfolio Class 3	52,440	11.81	11.96	625,305	1.31	1.15	1.55	6.58	7.01

SAST SA Global Index Allocation 60/40 Portfolio Class 3	195,286	11.87	12.00	2,339,802	1.87	1.15	1.55	9.75	10.19

SAST SA Global Index Allocation 75/25 Portfolio Class 3	195,464	11.96	12.09	2,354,954	1.39	1.15	1.55	10.49	10.93

SAST SA Global Index Allocation 90/10 Portfolio Class 3	556,487	11.95	12.08	6,705,266	0.00	1.15	1.55	10.43	10.88

SAST SA Goldman Sachs Global Bond Portfolio Class 3	196,153	13.03	14.46	2,771,166	0.39	1.15	1.90	9.45	10.28

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	229,068	11.87	12.03	2,744,191	0.20	1.15	1.55	9.52	9.96

51

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
		Unit Value ($)(a)(f)		Net Assets ($)(b)	Investment Income Ratio (%)(c)	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
Sub-accounts	Units	Lowest	Highest			Lowest	Highest	Lowest	Highest

SAST SA Index Allocation 60/40 Portfolio Class 3	542,897	13.51	13.72	7,429,714	1.42	1.15	1.55	11.74	12.19

SAST SA Index Allocation 80/20 Portfolio Class 3	875,707	14.19	14.41	12,567,691	0.00	1.15	1.55	12.67	13.12

SAST SA Index Allocation 90/10 Portfolio Class 3	2,915,104	14.48	14.71	42,740,274	0.00	1.15	1.55	12.71	13.16

SAST SA International Index Portfolio Class 3	31,702	10.98	11.12	349,901	2.09	1.15	1.55	5.71	6.13

SAST SA Invesco Growth Opportunities Portfolio Class 3	8,172	39.24	41.54	326,064	0.00	1.15	1.55	53.02	53.64

SAST SA Janus Focused Growth Portfolio Class 3	24,871	34.47	38.42	929,107	0.00	1.15	1.90	35.99	37.01

SAST SA JPMorgan Diversified Balanced Portfolio Class 3	131,578	21.30	22.49	2,917,560	2.04	1.15	1.55	12.28	12.73

SAST SA JPMorgan Emerging Markets Portfolio Class 3	43,181	13.77	15.35	635,119	1.70	1.15	1.90	13.92	14.78

SAST SA JPMorgan Equity-Income Portfolio Class 3	68,227	22.29	24.86	1,624,490	1.78	1.15	1.90	1.01	1.77

SAST SA JPMorgan Global Equities Portfolio Class 3	2,945	16.90	18.01	52,735	1.54	1.15	1.55	7.87	8.31

SAST SA JPMorgan Large Cap Core Portfolio Class 3	49,662	24.23	26.98	1,291,782	0.79	1.15	1.90	11.01	11.85

SAST SA JPMorgan MFS Core Bond Portfolio Class 3	469,700	14.87	16.59	7,588,526	2.69	1.15	1.90	6.17	6.97

SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	19,088	45.41	48.72	908,072	0.00	1.15	1.65	45.76	46.49

SAST SA Large Cap Growth Index Portfolio Class 3	49,602	15.99	16.16	799,299	1.10	1.15	1.55	30.16	30.68

SAST SA Large Cap Index Portfolio Class 3	85,323	14.62	14.81	1,256,907	1.62	1.15	1.55	15.92	16.38

SAST SA Large Cap Value Index Portfolio Class 3	30,365	11.93	12.06	365,473	2.35	1.15	1.55	-0.44	-0.04

SAST SA MFS Blue Chip Growth Portfolio Class 3	43,742	30.73	34.41	1,448,812	0.39	1.15	1.90	27.86	28.82

SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	54,235	27.43	30.58	1,594,858	0.40	1.15	1.90	11.89	12.73

SAST SA MFS Total Return Portfolio Class 3	68,041	19.50	20.64	1,373,906	1.72	1.15	1.55	7.63	8.07

SAST SA Mid Cap Index Portfolio Class 3	87,987	12.42	12.58	1,101,640	1.20	1.15	1.55	11.16	11.60

SAST SA Morgan Stanley International Equities Portfolio Class 3	74,360	12.50	13.93	995,085	1.57	1.15	1.90	9.21	10.03

SAST SA PIMCO RAE International Value Portfolio Class 3	66,531	9.89	10.98	702,566	2.28	1.15	1.90	-5.22	-4.50

SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	2,158,433	14.62	15.19	32,471,518	0.46	1.15	1.65	6.88	7.42

SAST SA PineBridge High-Yield Bond Portfolio Class 3	92,367	16.98	19.03	1,700,887	5.96	1.15	1.90	5.81	6.60

SAST SA Putnam International Growth and Income Portfolio Class 3	11,901	9.97	10.46	122,645	2.16	1.30	1.65	1.77	2.13

SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,557,228	12.49	12.74	19,721,639	0.12	1.15	1.55	-1.17	-0.78

SAST SA Small Cap Index Portfolio Class 3	67,434	12.65	12.82	859,617	0.81	1.15	1.55	17.24	17.71

SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	235,611	13.46	13.63	3,204,236	0.69	1.15	1.55	15.25	15.71

SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,880,703	14.53	14.89	42,654,805	0.10	1.15	1.65	7.08	7.62

SAST SA VCP Dynamic Allocation Portfolio Class 3	5,103,805	16.59	17.75	89,543,143	1.15	1.15	1.90	10.97	11.81

SAST SA VCP Dynamic Strategy Portfolio Class 3	4,370,781	15.74	16.78	72,493,299	1.17	1.15	1.90	8.12	8.93

SAST SA VCP Index Allocation Portfolio Class 3	1,894,588	12.16	12.31	23,261,161	1.23	1.15	1.55	6.04	6.47

SAST SA Wellington Capital Appreciation Portfolio Class 3	86,671	58.32	65.24	5,483,895	0.00	1.15	1.90	61.03	62.24

SAST SA Wellington Government and Quality Bond Portfolio Class 3	508,280	12.62	14.02	6,959,679	2.31	1.15	1.90	4.86	5.65

SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	154,815	13.95	14.19	2,188,843	0.90	1.15	1.55	15.99	16.45

T Rowe Price Retirement 2015 Advisor Class	11,292,320	1.42	1.47	16,016,822	1.44	0.40	1.00	11.21	11.88

T Rowe Price Retirement 2020 Advisor Class	28,318,849	1.47	1.52	41,689,867	1.26	0.40	1.00	11.84	12.52

T Rowe Price Retirement 2025 Advisor Class	37,659,819	1.53	1.58	57,653,389	1.17	0.40	1.00	13.23	13.91

T Rowe Price Retirement 2030 Advisor Class	37,872,844	1.58	1.64	59,925,432	1.02	0.40	1.00	14.46	15.15

T Rowe Price Retirement 2035 Advisor Class	28,603,740	1.62	1.68	46,454,655	0.88	0.40	1.00	15.59	16.29

T Rowe Price Retirement 2040 Advisor Class	28,731,456	1.66	1.72	47,694,338	0.72	0.40	1.00	16.62	17.32

T Rowe Price Retirement 2045 Advisor Class	22,138,595	1.67	1.74	37,193,060	0.70	0.40	1.00	17.16	17.86

T Rowe Price Retirement 2050 Advisor Class	18,735,324	1.39	1.74	31,470,810	0.70	0.40	1.00	13.73	17.86

T Rowe Price Retirement 2055 Advisor Class	9,085,740	1.38	1.73	15,238,951	0.70	0.40	1.00	13.64	17.76

T Rowe Price Retirement 2060 Advisor Class	7,062,589	1.32	1.73	11,853,672	0.76	0.40	1.00	13.66	17.78

VALIC Company I Asset Allocation Fund	15,009,742	1.65	2.01	147,421,552	1.13	0.40	1.85	9.69	11.29

VALIC Company I Dividend Value Fund	214,926,150	2.09	2.22	857,316,871	2.25	0.40	1.85	-1.31	0.13

VALIC Company I Dynamic Allocation Fund	113,418,104	1.58	1.77	190,569,075	1.98	0.40	1.85	9.05	10.64

VALIC Company I Emerging Economies Fund	711,040,166	0.97	1.19	913,734,880	2.00	0.40	1.85	13.35	15.01

VALIC Company I Global Real Estate Fund	183,897,782	1.50	1.73	298,225,922	3.18	0.40	1.85	-7.86	-6.52

VALIC Company I Global Strategy Fund	138,484,784	1.40	1.68	298,631,983	5.91	0.40	1.85	1.72	3.21

VALIC Company I Government Money Market I Fund	189,741,251	0.86	1.02	367,605,253	0.20	0.40	1.85	-1.62	-0.18

VALIC Company I Government Securities Fund	30,206,774	1.14	1.47	117,884,129	2.30	0.40	1.85	4.68	6.21

VALIC Company I Growth Fund	409,760,167	3.52	3.85	1,684,477,957	0.31	0.40	1.85	39.20	41.23

VALIC Company I Inflation Protected Fund	501,425,577	1.16	1.21	757,662,191	2.01	0.00	1.85	6.82	8.81

VALIC Company I International Equities Index Fund	611,811,572	1.13	1.33	1,507,483,926	2.16	0.40	1.85	5.41	6.95

VALIC Company I International Government Bond Fund	37,212,596	1.14	1.56	135,128,345	1.53	0.40	1.85	8.24	9.82

VALIC Company I International Growth Fund	107,040,992	2.01	2.12	560,854,128	0.10	0.40	1.85	31.68	33.60

VALIC Company I International Socially Responsible Fund	44,376,748	1.96	2.08	367,308,711	1.77	0.40	1.85	6.38	7.93

VALIC Company I International Value Fund	457,784,448	1.08	1.17	667,291,885	2.25	0.00	1.85	3.02	4.95

VALIC Company I Large Capital Growth Fund	151,975,712	3.03	3.12	574,889,509	0.64	0.40	1.85	20.20	21.96

VALIC Company I Mid Cap Index Fund	122,446,340	2.40	2.86	3,255,806,917	1.33	0.40	1.85	11.22	12.85

VALIC Company I Mid Cap Strategic Growth Fund	83,781,643	2.88	3.04	373,321,478	0.00	0.40	1.85	31.77	33.69

VALIC Company I Nasdaq-100 Index Fund	221,517,862	5.13	5.84	760,808,251	0.67	0.40	1.85	45.23	47.35

VALIC Company I Science & Technology Fund	140,874,900	5.04	5.81	2,109,346,334	0.00	0.40	1.85	53.95	56.19

VALIC Company I Small Cap Index Fund	124,200,407	2.36	2.65	1,187,921,576	1.29	0.40	1.85	17.29	19.01

VALIC Company I Small Cap Special Values Fund	83,254,796	2.10	2.26	198,518,317	1.20	0.40	1.85	-0.44	1.02

52

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest

VALIC Company I Stock Index Fund	331,809,228	2.95	144.20	5,158,751,372	1.77	0.33	1.85	15.82	17.60

VALIC Company I Systematic Core Fund	21,279,563	2.62	2.78	143,769,977	0.92	0.40	1.85	20.96	22.72

VALIC Company I Systematic Growth Fund	223,456,301	2.51	4.17	975,296,395	0.00	0.00	1.85	31.91	34.37

VALIC Company I Systematic Value Fund	17,214,135	2.00	2.05	39,734,973	2.55	0.40	1.85	-4.68	-3.29

Vanguard LifeStrategy Conservative Growth Fund Investor Shares	44,740,541	1.54	1.81	120,632,035	1.78	0.65	2.10	9.20	10.79

Vanguard LifeStrategy Growth Fund Investor Shares	92,902,790	1.99	2.03	314,980,202	1.74	0.65	2.10	13.06	14.71

Vanguard LifeStrategy Moderate Growth Fund Investor Shares	99,419,392	1.77	1.95	309,160,720	1.76	0.65	2.10	11.23	12.86

Vanguard Long-Term Investment-Grade Fund Investor Shares	58,737,892	1.86	2.65	282,341,390	3.55	0.40	1.85	13.22	14.87

Vanguard Long-Term Treasury Fund Investor Shares	55,651,072	1.73	2.42	252,386,140	1.99	0.40	1.85	16.02	17.71

Vanguard Wellington Fund Investor Shares	358,635,409	1.62	2.08	2,061,242,338	2.02	0.00	2.10	8.30	10.60

Vanguard Windsor II Fund Investor Shares	305,318,371	2.29	2.44	1,785,844,093	1.27	0.65	2.10	12.07	13.71

	December 31, 2019				For the Year Ended December 31, 2019
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest

American Beacon Bridgeway Large Cap Growth Fund Investor Class	54,236,421	1.19	1.22	65,592,956	0.00	0.40	1.85	26.81	29.54

Ariel Appreciation Fund Investor Class	71,845,502	1.93	2.33	282,705,849	0.96	0.40	1.85	22.31	24.10

Ariel Fund Investor Class	92,770,396	2.00	2.23	382,104,514	0.87	0.40	1.85	22.39	24.17

FTVIP Franklin Allocation VIP Fund Class 2	29,436	14.93	15.64	439,694	0.17	1.15	1.55	18.02	18.49

FTVIP Franklin Income VIP Fund Class 2	233,941	15.92	16.89	4,008,102	6.50	1.15	1.65	14.16	14.73

Goldman Sachs VIT Government Money Market Fund Service Shares	78,636	9.82	9.96	781,077	1.92	1.15	1.55	0.31	0.71

Invesco V.I. American Franchise Fund Series II	18,066	29.33	30.94	553,458	0.00	1.15	1.55	34.33	34.87

Invesco V.I. Balanced-Risk Commodity Strategy Fund Class R5	232,675,521	0.56	0.64	141,193,352	0.91	0.40	1.85	2.55	4.05

Invesco V.I. Comstock Fund Series II	59,621	19.24	21.21	1,215,833	1.74	1.15	1.90	22.59	23.51

Invesco V.I. Growth and Income Fund Series II	67,847	19.21	20.65	1,382,771	1.65	1.30	1.90	22.50	23.24

Lord Abbett Growth and Income Portfolio Class VC	15,498	17.75	18.77	300,054	1.96	1.15	1.55	20.61	21.09

SST SA Allocation Balanced Portfolio Class 3	130,238	16.63	17.55	2,222,298	1.86	1.15	1.55	14.24	14.70

SST SA Allocation Growth Portfolio Class 3	242,140	18.94	20.03	4,773,276	0.01	1.15	1.55	21.60	22.09

SST SA Allocation Moderate Growth Portfolio Class 3	240,684	17.36	18.62	4,344,290	1.67	1.15	1.65	18.63	19.23

SST SA Allocation Moderate Portfolio Class 3	255,905	17.38	18.37	4,551,478	1.70	1.15	1.55	16.92	17.39

SST SA American Century Inflation Protection Portfolio Class 3	239,106	11.13	12.19	2,857,482	0.38	1.15	1.90	3.55	4.33

SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	158,590	12.85	13.02	2,062,135	1.38	1.15	1.55	17.96	18.44

SAST SA AB Growth Portfolio Class 3	52,961	31.70	35.13	1,802,080	0.00	1.15	1.90	32.01	33.01

SAST SA AB Small & Mid Cap Value Portfolio Class 3	49,557	22.01	24.27	1,168,093	0.00	1.15	1.90	17.47	18.35

SAST SA American Funds Asset Allocation Portfolio Class 3	2,188,805	19.44	20.77	44,732,136	1.95	1.15	1.65	18.93	19.53

SAST SA American Funds Global Growth Portfolio Class 3	99,238	23.55	25.99	2,486,755	0.91	1.15	1.90	32.39	33.39

SAST SA American Funds Growth Portfolio Class 3	181,574	25.90	28.54	5,014,053	0.00	1.15	1.90	27.94	28.90

SAST SA American Funds Growth-Income Portfolio Class 3	204,012	23.20	24.77	4,897,859	0.00	1.15	1.65	23.69	24.31

SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,094,908	15.02	15.56	63,190,903	0.28	1.15	1.65	16.55	17.13

SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,591,951	12.05	12.29	31,712,630	0.86	1.15	1.65	13.79	14.36

SAST SA DFA Ultra Short Bond Portfolio Class 3	128,938	8.58	9.18	1,169,032	1.86	1.15	1.65	0.32	0.83

SAST SA Emerging Markets Equity Index Portfolio Class 3	2,188		9.91	21,685	0.00		1.55		16.56

SAST SA Federated Hermes Corporate Bond Portfolio Class 3	246,195	17.83	19.69	4,723,429	5.55	1.15	1.90	12.44	13.28

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	10,944	14.63	15.03	162,907	2.53	1.30	1.55	24.03	24.34

SAST SA Fixed Income Index Portfolio Class 3	135,790	10.47	10.56	1,431,324	0.20	1.15	1.55	7.13	7.56

SAST SA Fixed Income Intermediate Index Portfolio Class 3	29,759	10.22	10.31	305,978	0.16	1.15	1.55	4.35	4.77

SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	47,439	19.97	21.45	1,003,722	1.96	1.30	1.90	23.03	23.77

SAST SA Franklin Small Company Value Portfolio Class 3	24,604	19.56	21.56	511,547	0.78	1.15	1.90	23.81	24.74

SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	85,765	29.16	32.08	2,675,453	2.54	1.15	1.90	22.16	23.08

SAST SA Franklin Tactical Opportunities Portfolio Class 3	34,644	11.08	11.18	386,488	2.02	1.15	1.55	16.47	16.94

SAST SA Global Index Allocation 60/40 Portfolio Class 3	97,722	10.82	10.89	1,062,585	0.00	1.15	1.55	16.06	16.52

SAST SA Global Index Allocation 75/25 Portfolio Class 3	161,157	10.83	10.90	1,752,595	0.00	1.15	1.55	18.53	19.00

SAST SA Global Index Allocation 90/10 Portfolio Class 3	495,267	10.82	10.89	5,387,380	0.00	1.15	1.55	21.11	21.59

SAST SA Goldman Sachs Global Bond Portfolio Class 3	178,347	11.90	13.12	2,285,519	0.00	1.15	1.90	4.60	5.39

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	98,344	10.84	10.94	1,072,638	3.11	1.15	1.55	16.99	17.46

SAST SA Index Allocation 60/40 Portfolio Class 3	426,910	12.09	12.23	5,213,149	0.00	1.15	1.55	17.73	18.20

SAST SA Index Allocation 80/20 Portfolio Class 3	796,622	12.59	12.74	10,117,240	0.00	1.15	1.55	21.75	22.23

SAST SA Index Allocation 90/10 Portfolio Class 3	2,672,142	12.85	13.00	34,642,920	0.00	1.15	1.55	23.60	24.10

SAST SA International Index Portfolio Class 3	19,163	10.38	10.44	199,617	0.10	1.30	1.55	18.99	19.29

SAST SA Invesco Growth Opportunities Portfolio Class 3	6,776	25.64	27.04	176,156	0.00	1.15	1.55	26.71	27.22

SAST SA Janus Focused Growth Portfolio Class 3	21,235	25.35	28.04	576,852	0.00	1.15	1.90	33.39	34.40

SAST SA JPMorgan Diversified Balanced Portfolio Class 3	112,789	18.97	19.95	2,214,964	2.20	1.15	1.55	16.89	17.36

SAST SA JPMorgan Emerging Markets Portfolio Class 3	35,962	12.09	13.37	463,158	2.92	1.15	1.90	18.53	19.42

SAST SA JPMorgan Equity-Income Portfolio Class 3	62,931	22.06	24.43	1,471,036	2.38	1.15	1.90	24.45	25.39

SAST SA JPMorgan Global Equities Portfolio Class 3	1,591	15.67	16.63	26,293	0.16	1.15	1.55	17.74	18.21

53

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest

SAST SA JPMorgan Large Cap Core Portfolio Class 3	50,924	21.82	24.13	1,186,221	1.04	1.15	1.90	29.10	30.07

SAST SA JPMorgan MFS Core Bond Portfolio Class 3	325,865	14.00	15.51	4,893,440	2.86	1.15	1.90	6.98	7.79

SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	12,526	31.15	33.26	402,493	0.00	1.15	1.65	36.97	37.66

SAST SA Large Cap Growth Index Portfolio Class 3	35,266	12.28	12.36	435,373	0.02	1.15	1.55	28.39	28.91

SAST SA Large Cap Index Portfolio Class 3	53,213	12.61	12.72	674,069	0.02	1.15	1.55	28.61	29.12

SAST SA Large Cap Value Index Portfolio Class 3	12,110	11.99	12.07	145,892	0.05	1.15	1.55	29.22	29.74

SAST SA MFS Blue Chip Growth Portfolio Class 3	40,610	24.03	26.71	1,045,384	0.42	1.15	1.90	29.39	30.36

SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	57,678	24.51	27.12	1,507,785	0.68	1.15	1.90	29.03	30.00

SAST SA MFS Total Return Portfolio Class 3	70,234	18.12	19.10	1,312,029	2.42	1.15	1.55	18.21	18.68

SAST SA Mid Cap Index Portfolio Class 3	53,774	11.17	11.27	604,165	0.00	1.15	1.55	23.27	23.76

SAST SA Morgan Stanley International Equities Portfolio Class 3	72,409	11.44	12.66	882,044	2.50	1.15	1.90	17.93	18.82

SAST SA PIMCO RAE International Value Portfolio Class 3	60,833	10.43	11.50	673,040	0.09	1.15	1.90	9.79	10.62

SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	1,998,682	13.68	14.14	28,018,623	0.00	1.15	1.65	16.82	17.40

SAST SA PineBridge High-Yield Bond Portfolio Class 3	78,265	16.05	17.85	1,356,131	8.99	1.15	1.90	12.31	13.15

SAST SA Putnam International Growth and Income Portfolio Class 3	9,441	9.80	10.24	95,700	2.01	1.30	1.65	18.07	18.48

SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,466,446	12.64	12.84	18,737,065	1.43	1.15	1.55	17.09	17.56

SAST SA Small Cap Index Portfolio Class 3	42,366	10.79	10.89	459,321	0.00	1.15	1.55	22.59	23.08

SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	147,229	11.68	11.78	1,731,843	1.20	1.15	1.55	22.35	22.84

SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,483,361	13.57	13.84	34,203,578	1.49	1.15	1.65	20.27	20.88

SAST SA VCP Dynamic Allocation Portfolio Class 3	4,939,157	14.95	15.87	77,580,650	0.00	1.15	1.90	18.13	19.02

SAST SA VCP Dynamic Strategy Portfolio Class 3	4,280,853	14.55	15.40	65,253,071	0.00	1.15	1.90	17.16	18.04

SAST SA VCP Index Allocation Portfolio Class 3	1,474,484	11.46	11.57	17,018,935	0.08	1.15	1.55	21.10	21.59

SAST SA Wellington Capital Appreciation Portfolio Class 3	65,939	36.21	40.21	2,573,340	0.00	1.15	1.90	28.38	29.34

SAST SA Wellington Government and Quality Bond Portfolio Class 3	274,099	12.03	13.27	3,544,138	2.42	1.15	1.90	5.04	5.83

SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	108,020	12.03	12.19	1,310,975	0.00	1.15	1.55	17.05	17.52

T Rowe Price Retirement 2015 Advisor Class	10,854,083	1.27	1.31	13,841,732	2.12	0.40	1.00	15.89	16.59

T Rowe Price Retirement 2020 Advisor Class	29,266,464	1.31	1.35	38,509,988	2.08	0.40	1.00	17.86	18.57

T Rowe Price Retirement 2025 Advisor Class	33,703,359	1.35	1.39	45,529,793	2.03	0.40	1.00	19.47	20.18

T Rowe Price Retirement 2030 Advisor Class	33,984,792	1.38	1.42	46,962,385	1.89	0.40	1.00	21.01	21.74

T Rowe Price Retirement 2035 Advisor Class	24,574,806	1.40	1.44	34,509,621	1.73	0.40	1.00	22.22	22.95

T Rowe Price Retirement 2040 Advisor Class	24,778,213	1.42	1.46	35,248,410	1.61	0.40	1.00	23.13	23.87

T Rowe Price Retirement 2045 Advisor Class	18,428,906	1.43	1.47	26,407,559	1.54	0.40	1.00	23.78	24.52

T Rowe Price Retirement 2050 Advisor Class	15,419,391	1.43	1.47	22,087,120	1.50	0.40	1.00	23.85	24.60

T Rowe Price Retirement 2055 Advisor Class	7,256,580	1.43	1.47	10,389,997	1.62	0.40	1.00	23.85	24.60

T Rowe Price Retirement 2060 Advisor Class	4,805,934	1.43	1.47	6,884,423	1.60	0.40	1.00	23.77	24.52

VALIC Company I Asset Allocation Fund	17,063,207	1.50	1.81	152,036,602	1.54	0.40	1.85	13.21	14.86

VALIC Company I Dividend Value Fund	250,653,175	2.09	2.25	998,859,608	1.74	0.40	1.85	21.25	23.02

VALIC Company I Dynamic Allocation Fund	127,676,637	1.45	1.60	195,246,176	1.34	0.40	1.85	18.16	19.83

VALIC Company I Emerging Economies Fund	680,723,908	0.84	1.05	761,121,782	1.68	0.40	1.85	18.09	19.82

VALIC Company I Global Real Estate Fund	264,357,969	1.63	1.85	461,704,005	3.53	0.40	1.85	22.22	24.01

VALIC Company I Global Strategy Fund	154,123,488	1.37	1.63	324,039,700	2.34	0.40	1.85	7.89	9.46

VALIC Company I Government Money Market I Fund	149,254,389	0.88	1.02	294,755,564	1.81	0.40	1.85	-0.19	1.27

VALIC Company I Government Securities Fund	27,421,737	1.09	1.38	102,656,838	2.28	0.40	1.85	4.55	6.07

VALIC Company I Growth Fund	473,995,472	2.53	2.73	1,386,020,941	0.38	0.40	1.85	29.46	31.35

VALIC Company I Inflation Protected Fund	436,272,703	1.08	1.12	609,656,940	1.65	0.00	1.85	6.67	8.66

VALIC Company I International Equities Index Fund	508,291,382	1.06	1.26	1,171,220,482	3.13	0.40	1.85	19.07	20.81

VALIC Company I International Government Bond Fund	34,050,414	1.05	1.42	111,778,746	1.64	0.40	1.85	6.75	8.31

VALIC Company I International Growth Fund	119,937,045	1.50	1.61	477,189,141	0.66	0.40	1.85	30.21	32.11

VALIC Company I International Socially Responsible Fund	49,476,454	1.82	1.96	389,059,564	1.83	0.40	1.85	23.67	25.48

VALIC Company I International Value Fund	473,244,377	1.03	1.13	664,065,620	2.97	0.00	1.85	14.29	16.42

VALIC Company I Large Capital Growth Fund	167,843,700	2.52	2.56	523,947,434	0.57	0.40	1.85	37.39	39.40

VALIC Company I Mid Cap Index Fund	138,158,296	2.16	2.53	3,306,910,919	1.36	0.40	1.85	23.41	25.21

VALIC Company I Mid Cap Strategic Growth Fund	92,728,090	2.18	2.27	310,849,990	0.01	0.40	1.85	35.21	37.18

VALIC Company I Nasdaq-100 Index Fund	224,185,309	3.53	3.97	525,497,310	0.40	0.40	1.85	36.12	38.11

VALIC Company I Science & Technology Fund	151,321,215	3.27	3.72	1,461,021,893	0.00	0.40	1.85	36.91	38.91

VALIC Company I Small Cap Index Fund	132,602,546	2.01	2.23	1,068,664,273	1.17	0.40	1.85	22.85	24.65

VALIC Company I Small Cap Special Values Fund	93,293,434	2.10	2.24	221,428,735	1.35	0.40	1.85	26.33	28.18

VALIC Company I Stock Index Fund	357,451,782	2.55	122.62	4,761,735,529	1.59	0.33	1.85	28.69	30.66

VALIC Company I Systematic Core Fund	22,687,108	2.14	2.30	125,410,214	0.91	0.40	1.85	28.24	30.11

VALIC Company I Systematic Growth Fund	256,689,601	1.87	3.16	843,507,344	0.00	0.00	1.85	27.46	29.84

VALIC Company I Systematic Value Fund	18,994,803	2.10	2.12	45,589,977	1.39	0.40	1.85	21.52	23.29

Vanguard LifeStrategy Conservative Growth Fund Investor Shares	43,157,078	1.41	1.63	105,758,963	2.71	0.65	2.10	13.28	14.93

Vanguard LifeStrategy Growth Fund Investor Shares	93,285,134	1.76	1.77	277,459,358	2.50	0.65	2.10	20.57	22.33

Vanguard LifeStrategy Moderate Growth Fund Investor Shares	99,358,657	1.59	1.73	275,243,880	2.61	0.65	2.10	16.89	18.59

Vanguard Long-Term Investment-Grade Fund Investor Shares	81,725,783	1.65	2.31	343,172,621	4.10	0.40	1.85	18.20	19.94

Vanguard Long-Term Treasury Fund Investor Shares	54,380,180	1.49	2.05	211,010,282	2.66	0.40	1.85	12.04	13.68

54

SEPARATE ACCOUNT A

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
		Unit Value ($)(a)(f)		Net	Investment Income	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest

Vanguard Wellington Fund Investor Shares	378,315,651	1.47	1.92	2,016,437,580	2.67	0.00	2.10	19.96	22.51
Vanguard Windsor II Fund Investor Shares	333,368,130	2.01	2.18	1,729,153,856	2.15	0.65	2.10	26.35	28.19

(a)

Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)	These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

(c)

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year. If there are no assets at either the beginning or end of the year, the asset balance of the first or last day the sub-account had assets is used.

(d)

These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

(e)

These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

(f)	A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.

7.	Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.

55

 The Variable Annuity Life Insurance Company

(An indirect wholly owned subsidiary of Corebridge Financial, Inc.)

Statutory Financial Statements and

Supplemental Information and

Report of Independent Auditors

At December 31, 2023 and 2022 and

for each of the three years ended December 31, 2023

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

Report of Independent Auditors

To the Board of Directors and Shareholder of The Variable Annuity Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of The Variable Annuity Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, investment risks interrogatories, summary investment schedule, and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2023 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 18, 2024

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2023	2022
Admitted assets
Cash and investments
Bonds	$35,788	$38,055
Preferred stock	9	12
Common stock	242	208
Cash, cash equivalents and short-term investments	39	185
Mortgage loans	7,325	7,407
Real estate	3	4
Contract loans	409	422
Derivatives	287	275
Derivative cash collateral	117	5
Other invested assets	1,944	2,264
Total cash and investments	46,163	48,837
Amounts receivable under reinsurance contracts	15	1
Current federal and foreign income tax recovery	103	(52)
Deferred tax asset	200	213
Due and accrued investment income	528	498
Receivables from affiliates	273	256
Other assets	49	32
Separate account assets	38,880	34,816
Total admitted assets	$86,211	$84,601

See accompanying Notes to Statutory Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except for share data)	2023	2022
Liabilities
Policy reserves and contractual liabilities
Life and annuity reserves	$36,031	$37,550
Liabilities for deposit-type contracts	6,193	6,890
Total policy reserves and contractual liabilities	42,224	44,440
Payable to affiliates	133	143
Interest maintenance reserve	7	16
Amounts withheld or retained by Company as agent or trustee and held for agents’ account	28	26
Federal income taxes payable	—	239
Derivatives	(7)	—
Repurchase agreements	852	1,291
Collateral for derivatives program	277	287
Accrued expenses and other liabilities	423	293
Net transfers to (from) separate accounts due or accrued	78	(106)
Asset valuation reserve	779	801
Separate account liabilities	38,880	34,816
Total liabilities	83,674	82,246
Commitments and contingencies (see Note 20)

Capital and surplus
Common stock, $1 par value; 5,000,000 shares authorized, 3,575,000 issued and outstanding	4	4
Gross paid-in and contributed surplus	2,298	2,298
Unassigned surplus	235	53
Total capital and surplus	2,537	2,355
Total liabilities and capital and surplus	$86,211	$84,601

See accompanying Notes to Statutory Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	December 31,
(in millions)	2023	2022	2021
Revenues
Premiums and annuity considerations	$3,580	$(19,033)	$3,954
Net investment income	2,022	2,162	2,118
Amortization of interest maintenance reserve	(1)	14	21
Reserve adjustments on reinsurance ceded	(3,424)	22,023	(108)
Commissions and expense allowances	549	460	—
Separate account fees	389	410	456
Other income	215	228	266
Total revenues	3,330	6,264	6,707
Benefits and expenses
Annuity benefits	305	691	791
Surrender benefits	4,935	5,833	6,392
Other benefits	202	169	272
Change in reserves	(1,519)	(531)	(9)
Commissions	167	154	155
General insurance expenses	407	382	395
Net transfers to (from) separate accounts	(1,985)	(1,711)	(2,370)
Other expenses	494	225	138
Total benefits and expenses	3,006	5,212	5,764
Net gain from operations before dividends to policyholders and federal income taxes	324	1,052	943

Dividends to policyholders	—	—	—
Net gain from operations after dividends to policyholders and before federal income taxes	324	1,051	943

Federal income tax (benefit) expense	(73)	301	272
Net gain from operations	397	750	671

Net realized capital gains (losses), net of tax after transfers to interest maintenance reserves	(50)	(98)	17
Net income	$347	$652	$688

See accompanying Notes to Statutory Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common Stock	Other Than Special Surplus (Deficit) Funds	Gross Paid- In and Contributed Surplus	Unassigned Surplus	Total Capital and Surplus
Balance, January 1, 2021	$4	$(3)	$2,263	$641	$2,905
Net income (loss)	—	—	—	688	688
Change in net unrealized capital gains (losses)	—	—	—	194	194
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	(77)	(77)
Change in deferred tax	—	—	—	142	142
Change in non-admitted assets	—	—	—	(92)	(92)
Change in asset valuation reserve	—	—	—	(56)	(56)
Change in surplus from separate accounts	—	—	—	11	11
Other changes in surplus in separate accounts	—	—	—	(11)	(11)
Dividends	—	—	—	(394)	(394)
Disposition of investment	—	—	—	1	1
Other Changes	—	3	—	—	3
Prior period corrections	—	—	—	(34)	(34)
Balance, December 31, 2021	$4	$—	$2,263	$1,013	$3,280
Net income (loss)	—	—	—	652	652
Change in net unrealized capital gains (losses)	—	—	—	70	70
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	(173)	(173)
Change in deferred tax	—	—	—	(153)	(153)
Change in non-admitted assets	—	—	—	199	199
Change in asset valuation reserve	—	—	—	(1)	(1)
Change in surplus from separate accounts	—	—	—	21	21
Other changes in surplus in separate accounts	—	—	—	(21)	(21)
Additional paid-in surplus	—	—	34	—	34
Change in surplus as a result of reinsurance				1,166	1,166
Dividends	—	—	—	(2,700)	(2,700)
Prior period corrections	—	—	—	(20)	(20)
Balance, December 31, 2022	$4	$—	$2,297	$53	$2,354
Net income (loss)	—	—	—	347	347
Change in net unrealized capital gains (losses)	—	—	—	10	10
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	92	92
Change in deferred tax	—	—	—	(10)	(10)
Change in non-admitted assets	—	—	—	(41)	(41)
Change in asset valuation reserve	—	—	—	23	23
Change in surplus from separate accounts	—	—	—	15	15
Other changes in surplus in separate accounts	—	—	—	(15)	(15)
Additional paid-in surplus	—	—	—	—	—
Change in surplus as a result of reinsurance	—	—	—	(229)	(229)
Dividends	—	—	—	—	—
Prior period corrections	—	—	—	(10)	(10)
Balance, December 31, 2023	$4	$—	$2,297	$235	$2,536

See accompanying Notes to Statutory Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
(in millions)	2023	2022	2021
Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$3,580	$3,892	$3,954
Net investment income collected	1,778	1,987	2,121
Other income	(2,270)	196	614
Total revenue received	3,088	6,075	6,689
Benefits paid	5,506	6,548	7,455
Net transfers from (to) separate accounts	(2,379)	(1,810)	(2,353)
Commissions and expenses paid	1,066	739	687
Federal income taxes paid	316	47	304
Total benefits and expenses paid	4,509	5,524	6,093
Net cash provided by operations	(1,421)	551	596
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	2,701	3,599	5,890
Stocks	14	26	15
Mortgage loans	691	2,662	694
Other invested assets	637	987	593
Disposal - Net gain (loss)	2	—	—
Securities lending reinvested collateral assets	—	551	151
Total proceeds from investments sold, matured or repaid	4,045	7,825	7,343
Cost of investments acquired:
Bonds	339	3,137	6,731
Stocks	3	53	6
Mortgage loans	561	3,494	465
Other invested assets	403	1,081	891
Securities lending reinvested collateral assets	—	—	(832)
Derivatives	123	(66)	—
Other, net	—	—	3
Total cost of investments acquired	1,429	7,699	7,264
Net adjustment in contract loans	(13)	(36)	(59)
Net cash provided by (used in) investing activities	2,629	162	138
Cash from financing and miscellaneous sources
Cash provided (applied):
Net deposits on (withdrawals from) deposit-type contracts	(840)	(87)	120
Dividends to parent	—	(2,700)	(394)
Change in securities lending	—	(763)	(716)
Other, net	(514)	3,082	225
Net cash provided by (used in) financing and miscellaneous activities	(1,354)	(468)	(765)
Net increase (decrease) in cash, cash equivalents and short-term investments	(146)	245	(31)
Cash, cash equivalents and short-term investments at beginning of year	185	(61)	(30)
Cash, cash equivalents and short-term investments at end of year	$39	$184	$(61)

Non-cash activities, excluded from above:
Non-cash transfer from separate to general account	$212	$—	$—
Non-cash transfer from collateral other invested assets to bonds	100	—	—
Non-cash transfer Modco adjustment on ceded reinsurance	—	(22,924)	—
Non-cash Fortitude Re settlement	—	—	26
Non-cash transfer from other invested assets to mortgage loans	20	260	2
Non-cash contribution to subsidiary	—	34	—
Non-cash return of capital from other invested assets to VALIC	—	2	—
Non-cash transfer from Other Invested Assets to Stocks	1	—	—

See accompanying Notes to Statutory Financial Statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

1. NATURE OF OPERATIONS

The Variable Annuity Life Insurance Company (“VALIC” or the “Company”) is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life” or the “Parent”), a Missouri-domiciled life insurance company, which is wholly owned by Corebridge Life Holdings, Inc. (formerly known as AIG Life Holdings, Inc.) (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”), which American International Group, Inc. (“AIG”) owns 52.2% of their outstanding common stock as of December 31, 2023. AIG is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 190 countries and jurisdictions. The term “AIG” means American International Group, Inc. and not any of AIG’s consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (“TDI”). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 50 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. VALIC’s primary products include fixed and variable annuities, and mutual funds and plan administrative and compliance services. The Company utilizes career financial advisors and independent financial advisors to provide retirement plan participants with enrollment support and comprehensive financial planning services. No annual annuity deposits for any individual advisor in 2023 or 2022 represented more than 10 percent of total annuity deposits.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (“U.S. GAAP”), as described herein.

The TDI recognizes only statutory accounting practices (“SAP”) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Texas.

The Company does not employ any prescribed or permitted accounting practices that differ from the NAIC SAP.

Certain prior year amounts have been reclassified to conform to the current year presentation.

The statement of cash flows in this report has balances that are different from those in the annual statement filed with the NAIC. The annual statement for 2023 had net cash provided by operations, investments and financing of $(1.5) billion, $2.8 billion and $(1.4) billion, respectively, while this report has $(1.4) billion, $2.6 billion and $(1.4) billion, respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•	application of other-than-temporary impairments;

•	estimates with respect to income taxes, including recoverability of deferred tax assets;

•	fair value measurements of certain financial assets; and

•	policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (“IAO”) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (“LBaSS”) include residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (“MBS”) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures, that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.

NAIC designations are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects risk-based capital (“RBC”). The final NAIC designation is determined for most RMBS and CMBS by financial modeling conducted by BlackRock. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the IAO, interest-only securities, and those securities with an original NAIC designation of 5, 5*, 6, or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to financial modeling.

Redeemable preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other redeemable preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (“FHLB”) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Subsidiary, controlled, and affiliated (“SCA”) entities: The Company has no investments in insurance SCA entities.

Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which audited U.S. GAAP financial statements are not available are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks, highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost, interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (“hedge accounting”). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the statement value or cash flow of the hedged asset or liability are recorded. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (“ineffective hedges”) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Starting in 2022, the Company designated, under Statement of Statutory Accounting Principles (“SSAP”) 86, Derivatives, certain foreign exchange derivatives as effective hedges of certain invested assets. Effective December 31, 2023, the Company elected fair value hedge accounting for the hedge of a portfolio of similar assets using the “portfolio layer method.” The portfolio layer method represents a new method of achieving hedge accounting that had recently been adopted for statutory reporting purposes pursuant to guidance in SSAP 86.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of (a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (“IFRS”) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors, and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in cash and/or short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received would be reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 180 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (“OTTI”) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments. For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a certain portion of DTAs, prepaid expenses, electronic data processing (“EDP”) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets were $700 million and $659 million at December 31, 2023 and 2022, respectively.

Interest maintenance reserve (“IMR”) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (“AVR”) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (“MVA”) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Valuation Method (“VACARVM”) under subsection 21 of the Valuation Manual (“VM-21”). Reserves for variable universal life accounts are provided in accordance with subsection 20 of the Valuation Manual (“VM-20”) for new business issued beginning in 2020, and in accordance with the Commissioners’ Reserve Valuation Method (“CRVM”) for policies issued prior to 2020.

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for the Company’s life insurance policies issued after January 1, 2020 are contained in VM-20, Requirements for Principle-Based Reserves for Life Products, policies issued prior to 2020 are reserved for using the CRVM. Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $117 million and $46 million at December 31, 2023 and 2022, respectively.

A majority of the Company’s variable annuity products are issued with a guaranteed minimum death benefit (“GMDB”) which provides that, upon the death of a contractholder, the contractholder’s beneficiary will receive the greater of (1) the contractholder’s account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements are contained in VM-21, Reserves for Variable Requirements for Principle-Based Annuities.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to cost allocation agreements. The Company purchases administrative, accounting, marketing and data processing services from AIG, Corebridge and affiliates and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from affiliates is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to tax sharing agreements, because the Company is included in the consolidated federal income tax returns of its parent company filing group. For the period prior to the Corebridge initial public offering (the “IPO”) on September 19, 2022, the Company joined in the filing of a consolidated federal income tax return with AIG. For the period following the IPO, the Company will join with AGC Life, American General Life Insurance Company (“AGL”), United States Life Insurance Company in the City of New York (“USL”), and Corebridge Insurance Company of Bermuda, Ltd. (formerly AIG Life of Bermuda, Ltd.) (“Corebridge Bermuda”), in filing a consolidated life company federal income tax return. To the extent that benefits for net operating losses, foreign tax credits, CAMT credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTAs are limited in their admissibility.

The CAMT is disregarded when evaluating the need for a valuation allowance for the Company’s non-CAMT DTAs.

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Accounting Changes

SSAP No. 86, Derivatives, was revised to adopt with modification derivative guidance from ASU 2017-12, Derivatives and Hedging and ASU 2022-01, Fair Value Hedging – Portfolio Layer Method, to include guidance for the portfolio layer method and partial-term hedges. These revisions were effective January 1, 2023. A partial-term hedge is a hedge for a portion of the time to maturity of a fixed rate asset (liabilities are not included contrary to U.S. GAAP). The portfolio layer method permits reporting entities to designate the portion of a closed portfolio of financial assets, beneficial interests secured by financial assets, or a combination of the two, that is not expected to be prepaid during the hedge period as the hedged item in a fair value hedge.

Substantive changes were made to SSAP 26R, Bonds, SSAP 21R, Other Admitted Assets, and SSAP 43R, Loan-Backed and Structured Securities, effective January 1, 2025. The changes provide a new principle-based bond definition to be used for determining which investments are eligible for reporting on Schedule D as a bond. The changes focus on ensuring appropriate consideration of whether an investment qualifies as an issuer credit obligation or asset-backed security prior to reporting as a bond.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2023, two out-of-period errors were identified and corrected, the largest of which was related to an understatement of reserves for variable annuities due to model implementations in 2022. The total of these corrections decreased unassigned surplus by $11 million.

In 2022, one out-of-period error was identified and corrected, which decreased unassigned surplus by $19 million.

In 2021, two out-of-period errors were identified and corrected, which decreased unassigned surplus by $34 million. The most significant was a tax correction related to 2013-2018.

The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (“CMO”) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS, if it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, an allowance for credit losses is based on the expectation of lifetime credit losses.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method. Where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty’s credit risk for derivative assets or the insurer’s credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in indexed universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives and market risk benefits, respectively. Under SAP, embedded derivatives and market risk benefits are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset, unless certain criteria are met. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance contracts are deferred as deferred policy acquisition costs (“DAC”). DAC is amortized on a constant level basis (i.e., approximating straight line amortization with adjustments for expected terminations) over the expected term of the related contracts using assumptions consistent with those used in estimating the related liability for future policy benefits, or any other related balances. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as “non-admitted,” principally any agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.

Under SAP, the CRVM is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net premium ratio (“NPR”) method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable. Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Under GAAP, indexed interest credits and guarantees in excess of contract account values are bifurcated from the host contract as embedded derivatives and market risk benefits, respectively, and reported at fair value. Under SAP,

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

embedded derivatives and market risk benefits are not bifurcated and accounted for separately, but rather are included in the benefit reserve valuation for the host contract.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized generally on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, when the reporting entity does not have the intent to set off. Under U.S. GAAP, these amounts under master netting arrangements may generally be offset and presented on a net basis pursuant to an accounting election, even when the reporting entity does not have the intent to set off.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2023
Bonds:
U.S. government obligations	$568	$10	$(37)	$541
All other governments	967	3	(142)	828
States, territories and possessions	239	—	(19)	220
Political subdivisions of states, territories and possessions	103	1	(7)	97
Special revenue	2,709	2	(304)	2,407
Industrial and miscellaneous	30,128	210	(4,180)	26,158
Hybrid securities	101	1	(7)	95
Bank loans	950	2	(35)	917
Parent, subsidiaries and affiliates	23	—	(1)	22
Total bonds	35,788	229	(4,732)	31,285
Preferred stock	9	—	—	9
Common stock*	242	—	—	242
Total equity securities	251	—	—	251
Total	$36,039	$229	$(4,732)	$31,536
December 31, 2022
Bonds:
U.S. government obligations	$609	$10	$(38)	$581
All other government	1,131	3	(158)	976
States, territories and possessions	294	—	(26)	268
Political subdivisions of states, territories and possessions	174	—	(10)	164
Special revenue	3,121	2	(374)	2,749
Industrial and miscellaneous	31,510	193	(4,994)	26,709
Hybrid securities	105	1	(10)	96
Bank loans	1,111	7	(59)	1,059
Total bonds	38,055	216	(5,669)	32,602
Preferred stock	12	—	—	12
Common stock*	208	—	—	208
Total equity securities	220	—	—	220
Total	$38,275	$216	$(5,669)	$32,822

 * Common stock includes $184 million and $8 million of investments in affiliates at December 31, 2023 and 2022, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2023
Bonds:
U.S. government obligations	$2	$—	$209	$(37)	$211	$(37)
All other government	44	(1)	730	(142)	774	(143)
U.S. States, territories and possessions	10	—	208	(19)	218	(19)
Political subdivisions of states, territories and possessions	8	—	55	(6)	63	(6)
Special revenue	154	(9)	2,162	(295)	2,316	(304)
Industrial and miscellaneous	1,835	(213)	21,469	(3,968)	23,304	(4,181)
Hybrid securities	2	—	83	(7)	85	(7)
Bank loans	130	(5)	526	(34)	656	(39)
Total bonds	2,185	(228)	25,442	(4,508)	27,627	(4,736)
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Total equity securities	—	—	—	—	—	—
Total	$2,185	$(228)	$25,442	$(4,508)	$27,627	$(4,736)
December 31, 2022
Bonds:
U.S. government obligations	$265	$(38)	$—	$—	$265	$(38)
All other government	902	(158)	—	—	902	(158)
U.S States, territories and possessions	267	(26)	—	—	267	(26)
Political subdivisions of states, territories and possessions	117	(10)	—	—	117	(10)
Special revenue	2,668	(374)	—	—	2,668	(374)
Industrial and miscellaneous	23,499	(4,573)	1,367	(428)	24,866	(5,001)
Hybrid securities	85	(10)	—	—	85	(10)
Bank loans	633	(39)	307	(22)	940	(61)
Total	$28,436	$(5,228)	$1,674	$(450)	$30,110	$(5,678)
Preferred stock	12	(1)	—	—	12	(1)
Common stock	—	—	—	—	—	—
Total equity securities	12	(1)	—	—	12	(1)
Total	$28,448	$(5,229)	$1,674	$(450)	$30,122	$(5,679)

As of December 31, 2023 and 2022, the number of bonds and equity securities in an unrealized loss position was 3,695 and 4,250, respectively. Bonds comprised 3,695 of the total of which 3,145 were in a continuous loss position greater than 12 months at December 31, 2023. Bonds comprised 4,247 of the total of which 4,056 were in a continuous loss position greater than 12 months at December 31, 2022.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2023 and 2022, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2023
Due in one year or less	$827	$818
Due after one year through five years	5,158	4,998
Due after five years through ten years	4,457	4,029
Due after ten years	15,265	12,172
LBaSS	10,081	9,268
Total	$35,788	$31,285

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $28 million and $74 million at December 31, 2023 and 2022, respectively, which is the fair value. At December 31, 2023 and 2022, the Company had no income excluded from due and accrued for bonds.

December 31, 2023 and 2022, the Company’s bond portfolio included bonds totaling $1.9 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 2 percent of the Company’s total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 12 industries. At December 31, 2022, the Company’s bond portfolio included bonds totaling $2.3 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company’s total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 13 industries.

December 31, 2023 and 2022 The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2023	2022
Consumer cyclical	17.1%	19.7%
Consumer noncyclical	17.6	17.3
Energy	11.6	12.1
Other	19.2	15.9

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s ABS, RMBS, CMBS, and collateralized debt obligations (“CDO”) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2023		December 31, 2022
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value

Loan-backed and structured securities	$10,081	$9,268	$10,888	$10,017

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

At December 31, 2023 and 2022, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2023 and 2022, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis. During 2023, 2022 and 2021, the Company recognized total OTTI of $2 million, $18 million and $0.3 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2023 and 2022, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2023
LBaSS	$1,358	$(142)	$6,041	$(848)	$7,399	$(990)
December 31, 2022
LBaSS	$8,287	$(917)	$394	$(118)	$8,681	$(1,035)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,
(in millions)	2023	2022
Balance, beginning of year	$369	$382
Increases due to:
Credit impairment on new securities subject to impairment losses	1	5
Additional credit impairment on previously impaired investments	1	13
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	9	31
Balance, end of year	$362	$369

See Note 20 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2023.

Mortgage Loans

Mortgage loans had outstanding principal balances of $7.4 billion and $7.5 billion at December 31, 2023 and 2022, respectively. Contractual interest rates range from 0.00 percent to 35.00 percent. The mortgage loans at December 31, 2023 had maturity dates ranging from 2024 to 2061.

The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2023	2022
Geographic distribution:
Mid-Atlantic	29.7%	29.8%
Foreign	16.1	14.9
Pacific	19.7	19.4
South Atlantic	12.8	12.8
West South Central	3.9	5.3
East North Central	6.6	6.6
New England	5.0	4.4
Mountain	3.8	4.5
East South Central	2.2	2.1
West North Central	0.2	0.2
Total	100.0%	100.0%
Property type distribution:
Multi-family	36.3%	33.5%
Office	24.1	26.5
Retail	12.2	11.9
Industrial	12.0	12.0
Hotel/Motel	7.3	8.1
Other	8.1	8.0
Total	100.0%	100.0%

At December 31, 2023, there were 132 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 74 percent of this portfolio.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the minimum and maximum lending rates for new mortgage loans during 2023 and 2022:

	Years Ended December 31,
	2023		2022
(in millions)	Maximum	Minimum	Maximum	Minimum
Office	12.00%	3.00%	7.83%	3.00%
Multi-family	8.47	7.08	8.37	3.05
Retail	8.84	8.84	—	—
Industrial	4.08	4.08	9.34	3.10
Hotel/Motel	—	—	8.68	4.04
Other	9.46	6.54	10.32	2.17

The Company did not reduce the interest rate on any loans during 2023. The Company did not reduce any interest rates during 2022.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 75.0 percent and 80.0 percent, in 2023 and 2022, respectively.

At December 31, 2023, the Company held $190 million in impaired mortgage loans with a related allowance for credit losses. There were no impaired mortgage loans without a related allowance. At December 31, 2022, the Company held $261 million in impaired mortgages with $222 million of related allowances for credit losses and $39 million in impaired loans without a related allowance. The Company’s average recorded investment in impaired loans was $194 million and $181 million, at December 31, 2023 and 2022, respectively. The Company recognized interest income of $0 million, $8 million and $4 million, in 2023, 2022 and 2021, respectively.

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2023	2022	2021
Balance, beginning of year	$75	$60	$74
Additions (reductions) charged to unrealized capital loss	30	19	(14)
Direct write-downs charged against allowance	(14)	(4)	—
Balance, end of year	$91	$75	$60

During 2023, the Company did not derecognize any mortgage loans and did not recognize any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2023	2022
Current	$7,319	$7,403
30 - 59 days past due	4	3
60 - 89 days past due	1	—
90 - 179 days past due	1	—
Greater than 180 days past due	—	1
Total	$7,325	$7,407

At December 31, 2023 and 2022, the Company had mortgage loans outstanding under participant or co-lender agreements of $5.7 billion and $5.7 billion, respectively.

The Company had $98 million and $131 million in restructured loans at December 31, 2023 and 2022, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2023:

(in millions)	Residential		Commercial		Agricultural

Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$—	— %	$164	0.30	$—	— %
b. 91% to 95%	—	—	34	0.10	—	—
c. 81% to 90%	1	—	119	0.30	—	—
d. 71% to 80%	104	0.20	851	1.80	—	—
e. below 70%	444	0.90	5,608	11.80	—	—

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2023 and 2022. In 2023, the Company had $2 million in outstanding commitments to debtors that hold loans with restructured terms. In 2022, the Company had $2 million in outstanding commitments to debtors that hold loans with restructured terms.

Real Estate

The following table presents the components of the Company’s investment in real estate:

	December 31,

(in millions)	2023	2022
Properties occupied by the Company	$—	$4
Properties held for production of income	—	—
Properties held for sale	3	—
Total	$3	$4

The Company recognized no gains or losses in 2023 , 2022 & 2020. The Company recognized gains of $ 1 million on the sale of real estate property in 2019. The Company recognized $2 million in impairment write-downs for its investments in real estate in 2023. The Company did not recognize any impairment write-downs for its investment in real estate during 2022 and 2021.

Other Invested Assets

The following table presents the components of the Company’s other invested assets:

	December 31,
(in millions)	2023	2022
Investments in limited liability companies	$836	$165
Investments in limited partnerships	703	1,438
Other unaffiliated investments	403	644
Receivable for securities	24	27
Non-admitted assets	(22)	(6)
Total	$1,944	$2,268

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $420 million at December 31, 2023. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $8 million, $4 million and $7 million during 2023, 2022 and 2021, respectively.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2023	2022	2021
Bonds	$1,692	$1,589	$1,658
Preferred stocks	—	3	—
Common stocks	3	—	—
Cash and short-term investments	8	13	5
Mortgage loans	334	307	315
Real estate*	2	2	2
Contract loans	21	22	24
Derivatives	(18)	156	42
Investment income from affiliates	75	133	97
Other invested assets	54	47	36
Gross investment income	2,171	2,272	2,179
Investment expenses	(149)	(110)	(61)
Net investment income	$2,022	$2,162	$2,118

* Includes amounts for the occupancy of Company-owned property of $2 million, $2 million and $2 million in 2022, 2021 and 2020, respectively.

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years ended December 31,
(in millions)	2023	2022	2021
Bonds	$(83)	$(154)	$27
Preferred stocks	(4)	—	7
Common stocks	3	—	(2)
Cash and short-term investments	(4)	(1)	—
Mortgage loans	(13)	(25)	—
Real estate	(2)	—	—
Derivatives	(51)	(58)	(36)
Other invested assets	44	10	71
Realized capital gains (losses)	(110)	(228)	67
Federal income tax (expense) benefit	23	48	(14)
Net gains transferred to IMR	37	82	(36)
Net realized capital gains (losses)	$(50)	$(98)	$17

During 2023, 2022 and 2021, the Company recognized $14 million, $43 million and $18 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years ended December 31,
(in millions)	2023	2022	2021
Proceeds	$719	$1,813	$1,265

Gross realized capital gains	$11	$39	$58
Gross realized capital losses	(52)	(143)	(23)
Net realized capital gains	$(41)	$(104)	$35

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years ended December 31,
(in millions)	2023	2022	2021
Bonds	$64	$(111)	$(64)
Preferred and common stocks	34	(13)	41
Mortgage loans	33	(103)	(10)
Derivatives	(36)	57	75
Other invested assets	4	44	95
Federal income tax expense	2	24	(20)
Net change in unrealized gains (losses) of investments	$101	$(102)	$117

5GI Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5GI Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5GI Securities		Aggregate BACV (in millions)		Aggregate Fair Value (in millions)
	2023	2022	2023	2022	2023	2022
Bonds - AC	4	$6	12	$66	12	$65
LB&SS - AC	—	12	—	2	—	1
Preferred Stock - AC	—	1	—	3	—	3
Preferred Stock - FV	—	—	—		—	—
Total	$4	$19	12	$71	12	$69

AC - Amortized Cost

FV - Fair Value

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

4. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2023 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
16163HAE1	$3,800	$3,798	$2	$3,798	$3,948	3/31/2023
05952GAA9	2,344	2,293	51	2,293	2,278	3/31/2023
45660NS22	481	479	2	479	461	3/31/2023
452559AC1	10,085	10,044	41	10,044	9,878	3/31/2023
12637HAP3	4,941	4,871	70	4,871	4,696	3/31/2023
76111XVN0	1,219	1,174	45	1,174	1,075	3/31/2023

Quarterly Total	22,870	22,659	211	22,659	22,336
126680AB3	8	—	8	—	—	6/30/2023
69372XBR2	$—	$—	$—	$—	$—	6/30/2023

Quarterly Total	8	—	8	—	—
03927NAF0	41	17	24	17	17	9/30/2023
93364CAA6	3,965	3,924	41	3,924	4,767	9/30/2023
855541AC2	2,967	2,960	6	2,960	3,662	9/30/2023
61915YAC5	6,017	5,964	53	5,964	7,778	9/30/2023
94983JAA0	4,564	4,483	82	4,483	4,838	9/30/2023
05952EAA4	9,080	9,006	74	9,006	9,280	9/30/2023

Quarterly Total	26,634	26,354	280	26,354	30,342
67088CAA5	1,393	114	1,278	114	114	12/31/2023
02151JAA9	15,779	15,740	39	15,740	15,175	12/31/2023
151314GG0	218	205	13	205	151	12/31/2023

Quarterly Total	$17,390	$16,059	$1,330	$16,059	$15,440
		Year-end Total	$1,829
None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

5. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

At December 31, 2023, the Company had no bonds loaned pursuant to the securities lending program. At December 31, 2022, the Company had no bonds loaned pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

December 31,
(in millions)	2023	2022
30 days or less	$—	$—
31 to 60 days	—	—
61 to 90 days	—	—

Greater than 90 days	—	—
Subtotal	—	—
Securities collateral received	—	—
Total collateral received	$—	$—

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2023		December 31, 2022
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$—	$—	$—	$—
Subtotal	—	—	—	—
Securities collateral received	—	—	—	—
Total collateral reinvested	$—	$—	$—	$—

Repurchase Agreements

At December 31, 2023 and 2022, bonds with a fair value of approximately $0.9 billion and $1.3 billion, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2023	2022
Open positions	$—	$—
30 days or less	852	1,021
31 to 60 days	—	271
61 to 90 days	—	—
Greater than 90 days	—	—
Subtotal	852	1,292
Securities collateral received	—	—
Total collateral received	$852	$1,292

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2023:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Open - No Maturity	$6	$6	$6	$5
2. Overnight	320	283	268	219
3. 2 Days to 1 Week	823	429	586	480
4. > 1 Week to 1 Month	617	308	465	881
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

b. Ending Balance
1. Open - No Maturity	$6	$6	$5	$5
2. Overnight	—	—	—	—
3. 2 Days to 1 Week	62	258	383	480
4. > 1 Week to 1 Month	555	173	315	364
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the Company’s liability to return collateral for the year ended December 31, 2023:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Cash (Collateral - All)	$1,766	$1,026	$1,325	$1,586
2. Securities Collateral (FV)	—	—	—	—
b. Ending Balance
1. Cash (Collateral - All)	$623	$436	$703	$849
2. Securities Collateral (FV)	—	—	—	—

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2023		December 31, 2022

(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$986	$875	$1,524	$1,266
Greater than three years	—	—	—	—
Subtotal	986	875	1,524	1,266
Securities collateral received	—	—	—	—
Total collateral reinvested	$986	$875	$1,524	$1,266

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2023:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. BACV	$—	$—	$—	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	—	—	—	—

b. Ending Balance
1. BACV	$710	$504	$857	$986
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	632	441	700	875

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2023:

(in millions)	1 None	2 NAIC 1	3 NAIC 2	4 NAIC 3
Ending Balance

a. Bonds - BACV	$—	$434	$552	$—
b. Bonds - FV	—	391	485	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	434	552	—
q. Total Assets - FV	—	391	485	—

(in millions)	5 NAIC 4	6 NAIC 5	7 NAIC 6	8 Non-Admitted
Ending Balance
a. Bonds - BACV	$—	$—	$—	$—
b. Bonds - FV	—	—	—	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	—	—	—
q. Total Assets - FV	—	—	—	—

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

6. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company’s restricted assets:

	December 31,
(in millions)	2023	2022
On deposit with states	$3	$3
Securities lending	—	—
Collateral held on securities lending	—	—
FHLB stock and collateral pledged	1,476	2,228
Subject to repurchase agreements	849	1,524
Collateral for derivatives	117	5
Other restricted assets	—	—
Total	$2,445	$3,760

7. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•	An interest rate above prime to borrowers who do not qualify for prime rate loans;

•	Borrowers with low credit ratings (FICO scores);

•	Interest-only or negative amortizing loans;

•	Unconventionally high initial loan-to-value ratios;

•	Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•	Borrowers with less than conventional documentation of their income and/or net assets;

•	Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or

•	Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant “payment shock” when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company’s exposure is through other investments, primarily in RMBS, as described above.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the Company’s investments with subprime exposures:

(in millions)	Actual Cost	Book Adjusted Statement Value	Fair Value	OTTI Recognized to Date
December 31, 2023
In general account:
RMBS	$258	$259	$299	$(1)
CDOs	—	—	—	—
CMBS	—	—	—	—
Total subprime exposure	$258	$259	$299	$(1)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

8. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. The Company has determined that its derivative financial instruments do not qualify for hedge accounting. As a result, excluding the special accounting treatment for limited derivatives hedging variable annuity guarantees discussed in Note 2, derivatives are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company’s exchange traded futures contracts relates to the one day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital loss of $38 million in 2023, unrealized capital loss of $57 million in 2022 and unrealized capital loss of $75 million in 2021, related to derivatives that did not qualify for hedge accounting.

Starting in 2022 the Company designated, under SSAP 86, Derivatives, certain foreign exchange derivatives as effective hedges of certain invested assets. Effective the period ending December 31, 2023, the Company elected fair value hedge accounting for the hedge of a portfolio of similar assets using the “portfolio layer method.” The portfolio layer method represents a new method of achieving hedge accounting that had recently been adopted for statutory reporting purposes pursuant to guidance in SSAP 86.

The Company is hedging the risk of changes in the fair value of a designated specified percentage of a closed portfolio of purchased fixed-rate investment assets that is attributable to changes in a benchmark interest rate. The Company is hedging the portfolio on a partial term basis. The hedged item is the last $1.8 billion of financial assets in a closed portfolio for a 5-year period. A proportionate amount of interest rate swaps has been designated as the hedging instruments.

For the purposes of supporting the five-year hedge relationship, portfolio assets with a term greater than five years are assumed to be five-year assets using the partial-term hedging guidance. By electing to hedge the benchmark interest rate component of the contractual cash flows, the hedged assets will have an assumed coupon based on a five-year benchmark interest rate (i.e., SOFR). As a result, the hedged components of the different tenor assets are considered similar when performing the similar asset analysis.

A haircut of approximately 20.62% was applied to the portfolio to maintain a hedged item that is projected to always exceed the notional value of the interest rate swaps. The haircut consisted of the following components:

•	Scheduled principal paydowns (approximately 6.62%)

•	Anticipated annual defaults (approximately 1%)

•	Anticipated annual sales (approximately 13%)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Pursuant to fair value hedge accounting, the swaps hedging the portfolio of fixed-interest investments have been reported on the same basis (i.e., amortized cost) as the hedged target. The amortized cost basis of the interest rate swaps was zero at December 31, 2023.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds.The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities; and (4) unlisted swaps and swaptions in U.S. Dollar Secured Overnight Financing Rate.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (“OTC”) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (“ISDA Master Agreement”) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency,

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2023			December 31, 2022

(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$6	$—	$—	$10	$—	$—
Foreign exchange contracts	1,675	172	171	1,972	294	293
Equity contracts	5,961	249	249	3,097	77	77
Other contracts	300	10	8	—	—	—
Derivative assets, gross	7,942	431	428	5,079	371	370
Counter party netting*	—	(144)	(144)	—	(96)	(96)
Derivative assets, net	$7,942	$287	$284	$5,079	$275	$274
Liabilities:
Interest rate contracts	$2,426	$13	$75	$652	$18	$18
Foreign exchange contracts	1,545	41	41	1,185	58	58
Equity contracts	837	83	83	667	21	21
Other contracts	—	—	—	—	—	—
Derivative liabilities, gross	4,808	137	199	2,504	97	97
Counter party netting*	—	(144)	(144)	—	(96)	(96)
Derivative liabilities, net	$4,808	$(7)	$55	$2,504	$1	$1

*	Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2023		December 31, 2022

(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$431	$137	$371	$(96)
Amount offset	(144)	(144)	(96)	96
Net amount presented in the Statement of Admitted Assets, Liabilities, and Capital and Surplus	$287	$(7)	$275	$—

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

9. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2023		December 31, 2022
(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date
Derivative assets:
Interest rate contracts	$6	2024	$10	2023
Foreign exchange contracts	1,675	2050	1,972	2050
Equity contracts	5,961	2025	3,097	2024
Credit contracts	300	2028	—	—
Derivative liabilities:
Interest rate contracts	2,426	2028	652	2027
Foreign exchange contracts	1,545	2051	1,185	2051
Equity contracts	837	2025	667	2024

The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company’s derivative contracts aggregated $369 million and $52 million at December 31, 2023 and 2022, respectively.

10. FAIR VALUE INSTRUMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3

December 31, 2023
Assets:
Bonds	$31,260	$35,763	$—	$27,506	$3,754
Preferred stocks	9	9	—	9	—
Common stocks	58	58	—	58	—
Cash, cash equivalents and short-term investments	39	39	(185)	224	—
Mortgage loans	6,679	7,325	—	—	6,679
Contract loans	409	409	—	—	409
Derivatives	(1)	—	—	(1)	—
Receivables for securities	24	24	—	24	—
Securities lending reinvested collateral assets	—	—	—	—	—
Separate account assets	689	689	—	689	—
Liabilities:
Policy reserves and contractual liabilities	44,951	42,010	—	—	44,951
Payable for securities	1	1	—	1	—
Payable for securities lending	—	—	—	—	—
Derivatives	(55)	9	—	(55)	—

December 31, 2022
Assets:
Bonds	$32,572	$38,026	$—	$28,740	$3,831
Preferred stocks	9	9	—	9	—
Common stocks	55	55	—	55	—
Cash, cash equivalents and short-term investments	185	185	(156)	341	—
Mortgage loans	6,665	7,407	—	—	6,665
Contract loans	422	422	—	—	422
Derivatives	(18)	(16)	—	(18)	—
Receivables for securities	17	17	—	17	—
Securities lending reinvested collateral assets	—	—	—	—	—
Separate account assets	513	513	—	513	—
Liabilities:
Policy reserves and contractual liabilities	46,810	44,256	—	—	46,810
Payable for securities	5	5	—	5	—
Payable for securities lending	—	—	—	—	—

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and redeemable preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call rate. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2023
Assets at fair value:
Bonds
Industrial and miscellaneous	$—	$25	$—	$—	$25
Total bonds	—	25	—	—	25
Preferred stock
Industrial and miscellaneous	—	—	—	—	—
Total preferred stock	—	—	—	—	—
Common stock
Industrial and miscellaneous	—	—	—	—	—
Total common stock	—	—	—	—	—
Derivative assets:
Interest rate contracts	—	—	—	—	—
Foreign exchange contracts	—	172	—	—	172
Equity contracts	—	131	118	—	249
Counterparty netting	—	—	—	(144)	(144)
Total derivative assets	—	303	118	(144)	277
Separate account assets	38,087	103	—	—	38,190
Total assets at fair value	$38,087	$431	$118	$(144)	$38,492
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$12	$—	$—	$12
Foreign exchange contracts	—	40	—	—	40
Equity contracts	—	83	—	—	83
Credit contracts	—	—	—	—	—
Other contracts	—	—	—	—	—
Counterparty netting	—	—	—	(144)	(144)
Total derivative liabilities	—	135	—	(144)	(9)
Total liabilities at fair value	$—	$135	$—	$(144)	$(9)
December 31, 2022
Assets at fair value:
Bonds
Industrial and miscellaneous	$—	$29	$1	$—	$30
Total bonds	—	29	1	—	30
Preferred stock
Industrial and miscellaneous	—	—	3	—	3
Total preferred stock	—	—	3	—	3
Common stock
Industrial and miscellaneous	3	—	—	—	3
Total common stock	3	—	—	—	3
Derivative assets:
Interest rate contracts	—	—	—	—	—
Foreign exchange contracts	—	293	—	—	293
Equity contracts	—	33	43	—	76
Counterparty netting	—	—	—	(96)	(96)
Total derivative assets	—	326	43	(96)	273
Separate account assets	34,198	104	—	—	34,302
Total assets at fair value	$34,201	$459	$47	$(96)	$34,611
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$18	$—	$—	$18
Foreign exchange contracts	$—	$41	$—	$—	$41
Equity contracts	—	21	—	—	21
Counterparty netting	—	—	—	(96)	(96)
Total derivative liabilities	—	80	—	(96)	(16)
Total liabilities at fair value	$—	$80	$—	$(96)	$(16)

*	Represents netting of derivative exposures covered by a qualifying master netting agreement.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Derivative Assets	Total Assets
Balance, January 1, 2022	$18	$3	$—	$70	$91
Total realized/unrealized capital gains or losses:
Included in net (loss) income	5	—	—	(43)	(38)
Included in surplus	(5)	(1)	—	(54)	(60)
Purchases, issuances and settlements	(45)	1	—	70	26
Transfers into Level 3	53	—	—	—	53
Transfers out of Level 3	(24)	—	—	—	(24)
Balance, December 31, 2022	$2	$3	$—	$43	$48
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(2)	(3)	—	(54)	(59)
Included in surplus	—	—	—	44	44
Purchases, issuances and settlements	—	—	—	85	85
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance, December 31, 2023	$—	$—	$—	$118	$118

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2023 and 2022, there were no transfers between Level 1 and Level 2 securities.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2023 and 2022 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2023.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2023
Derivative assets at fair value	$—	$303	$118	$421
Derivative liabilities at fair value	—	(136)	—	(136)

December 31, 2022
Derivative assets at fair value	$—	$327	$43	$370
Derivative liabilities at fair value	—	(80)	—	(80)

11. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

	Years ended December 31,
(in millions)	2023	2022
Life insurance	$—	$—
Annuities (excluding supplementary contracts with life contingencies)	35,583	37,172
Supplementary contracts with life contingencies	270	278
Accidental death benefits	—	—
Disability - active lives	—	—
Disability - disabled lives	—	—
Excess of VM-21 reserves over basic reserves	61	54
Deficiency reserves	—	—
Other miscellaneous reserve	117	46
Gross life and annuity reserves	36,031	37,550
Reinsurance ceded	—	—
Net life and annuity reserves	36,031	37,550
Accident and health reserves
Unearned premium reserves	—	—
Present value of amounts not yet due on claims	—	—
Additional contract reserves	—	—
Gross accident and health reserves	—	—
Reinsurance ceded	—	—
Net accident and health reserves	—	—
Aggregate policy reserves	$36,031	$37,550

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

	December 31, 2023

(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$6,053	$939	$—	$6,992	15.75%

b. At book value less current surrender charge of 5% or more	1,929	—	—	1,929	4.34%

c. At fair value	—	—	19,209	19,209	43.27%
d. Total with market adjustment or at fair value	7,982	939	19,209	28,130	63.36%

e. At book value without adjustment
(minimal or no charge or adjustment)	15,558	—	—	15,558	35.04%

(2) Not subject to discretionary withdrawal	683	—	25	708	1.60%
(3) Total (gross: direct + assumed)	$24,223	$939	$19,234	$44,396	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$24,223	$939	$19,234	$44,396
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$443	$37	$—	$480

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B. Group Annuities:

	December 31, 2023

(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$931	$—	$2,051	$2,982	9.77%

b. At book value less current surrender charge of 5% or more	3,395	—	—	3,395	11.12%

c. At fair value	—	102	16,629	16,731	54.80%
d. Total with market adjustment or at fair value	4,326	102	18,680	23,108	75.69%

e. At book value without adjustment
(minimal or no charge or adjustment)	7,310	—	—	7,310	23.94%

(2) Not subject to discretionary withdrawal	111	—	—	111	0.37%
(3) Total (gross: direct + assumed)	$11,747	$102	$18,680	$30,529	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$11,747	$102	$18,680	$30,529
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$516	$—	$—	$516

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

C. Deposit-Type Contracts (no life contingencies):

	December 31, 2023

(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :

a. With market value adjusted	$4,022	$—	$—	$4,022	64.94%

b. At book value less current surrender charge of 5% or more	6	—	—	6	0.10%

c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	4,028	—	—	4,028	65.04%

e. At book value without adjustment
(minimal or no charge or adjustment)	1,209	—	—	1,209	19.52%

(2) Not subject to discretionary withdrawal	956	—	—	956	15.44%
(3) Total (gross: direct + assumed)	$6,193	$—	$—	$6,193	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$6,193	$—	$—	$6,193
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$1	$—	$—	$1

*	Represents annuity reserves reported in separate accounts liabilities.

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2023:

December 31, 2023
	General Account			Separate Account - Nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
A. Subject to discretionary withdrawal, surrender values, or policy loans:

(1) Term policies with cash value	$—	$—	$—	$—	$—	$—

(2) Universal life	—	—	—	—	—	—

(3) Universal life with secondary guarantees	—	—	—	—	—	—

(4) Indexed universal life	—	—	—	—	—	—

(5) Indexed universal life with secondary guarantees	—	—	—	—	—	—

(6) Indexed life	—	—	—	—	—	—

(7) Other permanent cash value life insurance	—	—	—	—	—	—

(8) Variable life	—	—	—	—	—	—

(9) Variable universal life	—	—	—	—	—	—

(10) Miscellaneous reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values

(1) Term policies without cash value	—	—	$—	—	—	$—

(2) Accidental death benefits	—	—	—	—	—	—

(3) Disability - active lives	—	—	—	—	—	—

(4) Disability - disabled lives	—	—	—	—	—	—

(5) Miscellaneous reserves	—	—	—	—	—	—
C. Total (gross: direct + assumed)	$—	$—	$—	$—	$—	$—
D. Reinsurance ceded	—	—	—	—	—	—
E. Total (net) (C) - (D)	$—	$—	$—	$—	$—	$—

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

12. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company’s separate account by certain states, including Texas.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The following table presents separate account assets by product or transaction:

	December 31, 2023		December 31, 2022

(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuity products	$38,408	$—	$34,258	$—
Annuities with MVA features	—	463	—	446
DeKalb separate account	103	—	113	—
Total	$38,511	$463	$34,371	$446

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2023 and 2022 is $596 million and $928 million, respectively.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account
2023	$ 14	$2
2022	16	2
2021	16	2
2020	16	2
2019	16	1

Certain separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one quarter only, where the guaranteed interest rate is re-established each quarter based on the investment experience of the separate account. In no event can the interest rate be less than 3 percent. There are guarantees of principal and interest for purposes of plan participant transactions (e.g., participant-directed withdrawals and fund transfers done at market value). The assets and liabilities of these separate accounts are carried at the quoted market value of the underlying assets. This business has been included in Column 1 of the table below.

There was no separate account business seed money at December 31, 2023 and 2022.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

		Non-
		indexed	Non-
		guarantee	indexed	Non-
		less than	guarantee	guaranteed
		or equal	more	separate
(in millions)	Indexed	to 4%	than 4%	accounts	Total
December 31, 2023
Premiums, considerations or deposits	$—	$283	$—	$1,373	$1,656
Reserves for accounts with assets at:
Market value	$—	$102	$—	$38,134	$38,236
Amortized costs	—	462	—	—	462
Total reserves	$—	$564	$—	$38,134	$38,698
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$—	$462	$—	$14,794	$15,256
At market value	—	102	—	23,316	23,418
Subtotal	—	564	—	38,110	38,674
Not subject to discretionary withdrawal	—	—	—	25	25
Total reserves	$—	$564	$—	$38,135	$38,699
December 31, 2022
Premiums, considerations or deposits	$—	$140	$—	$1,611	$1,751
Reserves for accounts with assets at:
Market value	$—	$105	$—	$34,092	$34,197
Amortized costs	—	513	—	—	513
Total reserves	$—	$618	$—	$34,092	$34,710
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$—	$513	$—	$13,407	$13,920
At market value	—	105	—	20,661	20,766
Subtotal	—	618	—	34,068	34,686
Not subject to discretionary withdrawal	—	—	—	23	23
Total reserves	$—	$618	$—	$34,091	$34,709

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years Ended December 31,
(in millions)	2023	2022	2021
Transfers to separate accounts	$1,899	$1,751	$2,017
Transfers from separate accounts	(3,884)	(3,462)	(4,387)
Net transfers to (from) separate accounts	(1,985)	(1,711)	(2,370)
Transfers as reported in the Statutory Statements of Operations	$(1,985)	$(1,711)	$(2,370)

13. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (“GMWB”) and, to a lesser extent, guaranteed minimum accumulation benefits (“GMAB”), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract.

Reserves for GMDB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $61 million and $54 million at December 31, 2023 and 2022, respectively.

GMDB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

GMWB

Certain of the Company’s variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

14. REINSURANCE

At December 31, 2023 and 2022, policy reserves on reinsurance assumed were $88 million and $93 million, respectively.

The Company has modified coinsurance and coinsurance reinsurance agreements with MetLife in Japan, pertaining to certain policies written via its branch in Japan. Under the agreements, the Company assumes liability for a quota share portion of contracts issued by MetLife in Japan that include guaranteed minimum income benefits (“GMIB”) and GMWB. The contracts assumed also include a GMDB provision. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100 percent quota share and are assumed under coinsurance agreements. The GMIB (after its utilization date) has a 100 percent quota share and is assumed under the modified coinsurance provisions. The benefits provided by the reinsured contracts are assumed with a 50 percent quota share and varied quota share under the modified coinsurance agreements. The agreements are unlimited in duration, but were terminated for new business after March 31, 2009.

The Company calculates total policy reserves for contracts assumed by MetLife in Japan pursuant to AG 43, which includes all assumed GMIB, GMWB and GMDB benefits. MetLife in Japan holds a modified coinsurance reserve for the contracts under the agreements. The Company holds a reserve equal to the excess, if any, of the AG 43 reserve above the modified coinsurance reserve.

The Company has a modified coinsurance reinsurance agreement with AGL, pursuant to which certain blocks of the Company’s VA business are ceded to AGL. At December 31, 2023 and 2022, the liabilities subject to this agreement were $19.9 billion and $22.4 billion, respectively. In 2023 and 2022, the agreement decreased the Company’s pre-tax earnings by $90 million and $65 million (excluding initial accounting), respectively.

As of December 31, 2023, $408 million of the Company’s reserves representing a mix of run-off life and annuity risks were ceded to Fortitude Reinsurance Company Ltd.(“Fortitude Re”) under modified coinsurance agreements.

15. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes

On August 16, 2022, the U.S. enacted the Inflation Reduction Act of 2022, which finances climate and energy provisions and an extension of enhanced subsidies under the Affordable Care Act with a 15%, CAMT, on adjusted financial statement income for corporations with profits over $1 billion, a 1% stock buyback tax, increased Internal Revenue Service (“IRS”) enforcement funding, and Medicare’s new ability to negotiate prescription drug prices. The AGC Life

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Insurance Company consolidated federal income tax return group, of which the Company is a member, has determined that as of the reporting date it is an applicable reporting entity for the CAMT.

Although the U.S. Treasury and IRS issued interim CAMT guidance during 2023, many details and specifics of application of the CAMT remain subject to future guidance. Our estimated CAMT liability will continue to be refined based on future guidance.

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2023			December 31, 2022			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$569	$298	$867	$521	$379	$900	$48	$(81)	$(33)
Statutory valuation allowance adjustment	—	58	58	—	82	82	—	(24)	(24)
Adjusted gross DTA	569	240	809	521	297	818	48	(57)	(9)
DTA non-admitted	364	240	604	302	297	599	62	(57)	5
Net admitted DTA	205	—	205	219	—	219	(14)	—	(14)
DTL	5	—	5	6	—	6	(1)	—	(1)
Total	$200	$—	$200	$213	$—	$213	$(13)	$—	$(13)

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2023			December 31, 2022			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components
SSAP 101

Federal income taxes paid in prior years recoverable through loss carry backs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	200	—	200	213	—	213	(13)	—	(13)

1. Adjusted gross DTA expected to be realized following the reporting date	200	—	200	213	—	213	(13)	—	(13)

2. Adjusted gross DTA allowed per limitation threshold	—	—	350	—	—	441	—	—	(91)

Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	5	—	5	6	—	6	(1)	—	(1)
DTA admitted as the result of application of SSAP 101	$205	$—	$205	$219	$—	$219	$(14)	$—	$(14)

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years Ended December 31,
($ in millions)	2023	2022
Ratio percentage used to determine recovery period and threshold limitation amount	926%	790%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$ 2,333	$2,943

The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.

The Company’s planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,

(in millions)	2023	2022	2021

Current income tax expense
Federal	$(73)	$301	$272
Federal income tax on net capital gains (losses)	(23)	(48)	14

Federal income tax incurred	(96)	253	286

	Years Ended December 31,

(in millions)	2023	2022	Change

Deferred tax assets:
Ordinary:
Policyholder reserves	$120	$142	$(22)
Investments	89	99	(10)
Deferred acquisition costs	253	251	2
Fixed assets	104	27	77
Tax credit carryforward	—	—	—
Other (including items less than 5% of total ordinary tax assets)	3	2	1

Subtotal	569	521	48

Non-admitted	364	302	62

Admitted ordinary deferred tax assets	205	219	(14)

Capital:
Investments	298	379	(81)

Subtotal	298	379	(81)
Statutory valuation allowance adjustment	58	82	(24)
Non-admitted	240	297	(57)

Admitted capital deferred tax assets	—	—	—

Admitted deferred tax assets	205	219	(14)

Deferred tax liabilities:
Ordinary:
Investments	—	—	—
Policyholder reserves	5	6	(1)
Other (including items less than 5% of total ordinary tax liabilities)	—	—	—

Subtotal	5	6	(1)

Capital:
Other (including items less than 5% of total capital tax liabilities)	—	—	—

Subtotal	—	$—	—

Deferred tax liabilities	5	6	(1)

Net deferred tax assets	$200	$213	(13)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2023	2022	Change
Total adjusted deferred tax assets	$809	$818	$(9)

Total deferred tax liabilities	5	6	$(1)
Net adjusted deferred tax assets	$804	$812	$(8)
Tax effect of unrealized gains (losses)			$(2)
Change in net deferred income tax			$(10)

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2023		December 31, 2022		December 31, 2021

(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Income tax expense at applicable rate	$53	21.0%	$190	21.0%	$205	21.0%
Change in valuation adjustment	(24)	(9.5)	82	9.1	—	—
Dividend received deduction	(44)	(17.3)	(42)	(4.6)	(34)	(3.4)
Prior year return true-ups and adjustments	(9)	(3.8)	(30)	(3.4)	(16)	(1.7)
Amortization of interest maintenance reserve	(7)	(2.9)	(20)	(2.2)	3	0.3
Tax credit expiration	—	—	(16)	(1.8)	10	1.0
Surplus adjustments	(50)	(20.0)	241	26.6	2	0.2
Change in non-admitted assets	(4)	(1.5)	—	—		0.1
Other permanent adjustments	(1)	(0.2)	1	0.1	—	—
Disregarded entities	—	—	—	—	—	—
Statutory income tax expense (benefit)	$(86)	(34.2)%	$406	44.8%	$170	17.5%

Federal income taxes incurred	$(96)	(38.0)%	$253	27.9%	$286	29.4%
Change in net deferred income taxes	10	3.8	153	16.9	(116)	(11.9)
Total statutory income taxes	$(86)	(34.2)%	$406	44.8%	$170	17.5%

At December 31, 2023, the Company had no foreign tax credits carryforwards.

At December 31, 2023, the Company had no U.S federal operating loss carryforwards.

At December 31, 2023, the Company had no capital loss carryforwards.

At December 31, 2023, the Company had no general business credit carryforwards.

At December 31, 2023, the Company had no alternative minimum tax credits.

At December 31, 2023, the Company had no CAMT credits.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions) December 31,	Capital
2021	$143
2022	—
2023	—
Total	$143

In general, realization of DTAs depends on a company’s ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $867 million and concluded that a $58 million valuation allowance was required at December 31, 2023. The Company concluded that a $82 million was required on the DTAs of $900 million at December 31, 2022.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2023	2022
Gross unrecognized tax benefits at beginning of year	$11	$11
Increases in tax position for prior years	—	—
Decreases in tax position for prior years	—	—
Gross unrecognized tax benefits at end of year	$11	$11

At December 31, 2023, and 2022, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $11 million and $11 million.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2023 and 2022, the Company had accrued less than $1 million for the payment of interest (net of the federal benefit) and penalties. At December 31, 2023 the Company did not recognize any expense of interest (net of the federal benefit) and penalties. In 2022 and 2021, the Company recognized a benefit of less than $1 million of interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2023, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under IRS examinations for the taxable years 2011-2019 and engaging in the IRS Appeals process in regard to years 2007-2010. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company’s taxable years 2007-2022 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2023.

For the period prior to the Corebridge IPO on September 19, 2022, the Company joined in the filing of a consolidated federal income tax return with AIG.

For the period following the IPO, the Company will join with AGC Life Insurance Company (“AGC Life”), The American General Life Insurance Company (“AGL’’), The United States Life Insurance Company in the City of New York (“USL”), and Corebridge Insurance Company of Bermuda, Ltd. (“Corebridge Bermuda”), in filing a consolidated life company federal income tax return.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company has written agreements with both parent entities, AIG and AGC Life, under which each subsidiary agrees to pay the parent company an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax liability over the allocated consolidated tax liability. Both AIG and AGC Life agree to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The Company may be charged with a portion of CAMT incurred by the AGC Life consolidated group (or credited with a portion of the consolidated group’s CAMT credit utilization).

16. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2023, the Company exceeded RBC requirements that would require any regulatory action.

The Company is subject to the Texas Insurance Code (“TIC”), which imposes certain restrictions on shareholder dividends. Pursuant to TIC 823.107, the maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid by the Company without prior approval of the Texas Insurance Commissioner (the “Commissioner”), is the greater of (i) 10% of its policyholder surplus as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized gains), not including pro rata distributions of such insurance company’s own securities. The Company will be permitted to pay a dividend to its shareholder in excess of the greater of such two amounts (i.e., an extraordinary dividend) only if it files notice of the declaration of such an extraordinary dividend and the amount thereof with the Commissioner and the Commissioner either approves the distribution of the extraordinary dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (“unassigned funds (surplus)”) calculated as of the most recent financial information available would require the filing of a notice of an extraordinary dividend with the Commissioner.

The maximum amount of dividends that the Company may pay to AGC Life (as immediate parent company) without prior approval of the Texas Insurance Commissioner in 2024 is $235 million, subject to availability of earned surplus. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2023, 2022 and 2021:

Date	Type	Cash or Non-cash	Amount (in millions)

2023
—	—	—	$—

2022
March 28, 2022	Ordinary	Cash	$100
June 24, 2022	Ordinary	Cash	100
September 28, 2022	Extraordinary	Cash	400
December 27, 2022	Extraordinary	Cash	2,100

2021
June 15, 2021	Ordinary	Cash	$34
September 24, 2021	Ordinary	Cash	86
December 27, 2021	Ordinary	Cash	274

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

17. RETIREMENT AND SHARE-BASED AND DEFERRED COMPENSATION

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement and Postretirement Benefit Plans

Certain employees and retirees of the Company participated in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG’s allocation of the Company’s share of expenses from the plans based on participants’ earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

The following table presents information about employee-related costs (expense credits) allocated to the Company:

	Years Ended December 31,
(in millions)	2023	2022	2021
Defined benefit plans	$ 3	$ (9)	$ (15)

Defined Contribution Plan

Prior to August 22, 2022, the Company’s employees participated in AIG’s qualified defined contribution plan that provided for contributions by employees, as well as an employer contribution. On August 22, 2022, participants’ accounts in the AIG plan were transferred to the Corebridge Financial Inc. Retirement Savings 401(k) Plan.

The 401(k) plan provides for pre-tax salary reduction contributions by its U.S. employees.Employer matching contributions of 100 percent were made on the first six percent of participant contributions, subject to IRS-imposed limitations, and an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company’s pre-tax expense associated with this plan was $23 million, $25 million and $23 million in 2023, 2022 and 2021, respectively.

Share-based and Deferred Compensation Plans

Prior to the IPO, certain Corebridge employees received grants of equity awards under the AIG Long Term Incentive Plan (as amended) and its predecessor plan, the AIG 2013 Long Term Incentive Plan, which are governed by the AIG 2013 Omnibus Incentive Plan. The value of AIG equity awards are linked to the performance of AIG’s common stock. AIG granted equity awards to the Company’s employees primarily in the form of AIG restricted stock units (“RSUs”) but also granted AIG performance share units (“PSUs”) and AIG stock options to certain executives. AIG RSUs that were held by the Company’s active employees on September 14, 2022 (the pricing date for the IPO) were converted into RSUs linked to the performance of Corebridge stock (“Corebridge RSUs”), on terms and conditions that are substantially the same as the corresponding AIG RSUs, with the number of AIG RSUs adjusted in a manner intended to preserve their intrinsic value as of immediately before and immediately following the conversion (subject to rounding).

Following the IPO, the Company’s employees participate in several stock compensation programs under the Corebridge Financial, Inc. Long-term Incentive Plan (each as applicable, the “LTIP”), which are governed by the Corebridge Financial, Inc. 2022 Omnibus Incentive Plan, as amended and restated on February 16, 2023. Corebridge’s LTIP provides for an annual award to certain employees, including senior executive officers and other highly compensated employees, that may comprise a combination of one or more of the following units: RSUs or stock options. RSUs and stock options are earned based solely on continued service by the participant and vesting occurs in three equal installments on the first, second and third anniversaries of the grant date.

The Company recognized compensation expenses of $2 million , $12 million and $10 million for the years ending December 31, 2023, 2022 and 2021, respectively, on the grant date of the awards.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

18. DEBT

The Company is a member of the Federal Home Loan Bank (“FHLB”) of Dallas.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed.

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,

(in millions)	2023	2022

Membership stock - Class B	$7	$7
Activity stock	37	37
Excess stock	13	10

Total	$57	$54

Actual or estimated borrowing capacity as determined by the insurer	$1,902	$2,488

The Company did not hold any Class A at December 31, 2023 or 2022.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2023		December 31, 2022

(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Amount pledged	$1,476	$1,300	$2,228	$2,017

Maximum amount pledged during reporting period	1,918	1,732	2,228	2,017

The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,

(in millions)	2023	2022

Maximum amount borrowed during reporting period	$ 909	$ 909

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2023 or 2022.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table reflects the principal amounts of the funding agreements issued to the FHLB :

(in millions)
Funding Agreements	Date Issued	Amounts
10-year floating rate	February 15, 2018	$209
5-year fixed rate	August 25, 2022	700

19. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $1,019 million and $1,029 million at December 31, 2023 and 2022, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2023, $471 million are currently expected to expire in 2024, and the remainder by 2029 based on the expected life cycle of the related funds and the Company’s historical funding trends for such commitments.

At December 31, 2023 and 2022, the Company had $439 million and $731 million, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $68 million are expected to expire in 2024 and the remainder by 2036, based on the expected life cycle of the related loans and the Company’s historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2023, the future minimum lease payments under the operating leases are as follows:

(in millions)
2024	$3
2025	2
2026	1
2027	1
2028	—
Remaining years after 2028	—
Total	$7

Rent expense was $3 million in 2023, 2022 and 2021, respectively.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Regulatory Matters

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Other Contingencies

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments (“GFA”) when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future GFA, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $8 million and $8 million for GFA at December 31, 2023 and 2022, respectively. The Company has recorded receivables of $4 million and $3 million at December 31, 2023 and 2022, respectively, for expected recoveries against the payment of future premium taxes.

The Company is not subject to the risk-sharing provisions of the Affordable Care Act.

20. RELATED PARTY TRANSACTIONS

Events Related to AIG and Corebridge

Separation of Life and Retirement Business from AIG and Relationship with Blackstone

On September 19, 2022, Corebridge completed an IPO in which AIG sold 80 million shares of Corebridge common stock to the public. Since the IPO, AIG has sold 159.8 million shares of Corebridge common stock and Corebridge has repurchased 17.2 million shares of its common stock from AIG. As of December 31, 2023, AIG owns 52.2% of outstanding common stock of Corebridge.

On November 2, 2021, Argon Holdco LLC (“Argon”), a wholly-owned subsidiary of Blackstone, Inc. (“Blackstone”), acquired a 9.9% equity stake in Corebridge and Corebridge entered into a long-term asset management relationship with Blackstone ISG-1 Advisors L.L.C (“Blackstone IM”). Pursuant to the partnership, Corebridge initially transferred $50 billion in book value of assets in its consolidated investment portfolio to Blackstone IM, with that amount to increase to an aggregate of $92.5 billion by the third quarter of 2027. As of December 31, 2023, Blackstone IM managed approximately $55.4 billion in book value of assets in Corebridge’s investment portfolio.

Pursuant to the Stockholders’ Agreement that Corebridge entered into with AIG and Argon at the time of acquisition of Argon’s Corebridge equity stake, Argon may not sell its ownership interest in Corebridge subject to exceptions permitting Argon to sell 25%, 67% and 75% of its shares after the first, second and third anniversaries, respectively, of the IPO, with the transfer restrictions terminating in full on the fifth anniversary of the IPO. Also, until Argon no longer owns at least 50% of its initial investment in Corebridge, it will have the right to designate for nomination for election one member of the Corebridge Board of Directors.

Prior to the IPO, Corebridge and certain U.S. subsidiaries were included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined or unitary basis. The provision for income taxes is calculated on a separate return basis. Following the IPO, AIG owns a less than 80% interest in Corebridge, resulting in tax deconsolidation of Corebridge from the AIG Consolidated Tax Group and in a small minority of state jurisdictions which follow federal consolidation rules, the most significant being Florida. In addition, under the applicable law, AGC

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Life and its directly owned life insurance subsidiaries (the “AGC Group”) will not be permitted to join in the filing of a U.S. consolidated federal income tax return with other subsidiaries (collectively, the “Non-Life Group”) for the five year waiting period. Instead, the AGC Group is expected to file separately as members of the AGC consolidated U.S. federal income tax return during the five-year waiting period. Following the five-year waiting period, the AGC Group is expected to join the U.S. consolidated federal income tax return with the Non-Life Group.

Investment Management Agreements with BlackRock

Since April 2022, certain of the Corebridge insurers, including the Company, entered into investment management agreements with BlackRock Financial Management, Inc. (“BlackRock”) and its investment advisory affiliates. Under the investment management agreements with BlackRock, Corebridge completed the transfer of the management of liquid fixed income and certain private placement assets to BlackRock in 2022. As of December 31, 2023, BlackRock managed approximately $85.3 billion in book value of assets in Corebridge’s consolidated investment portfolio. In addition, liquid fixed income assets associated with the Fortitude Re portfolio were separately transferred to BlackRock for management in 2023. The investment management agreements contain detailed investment guidelines and reporting requirements. These agreements also contain reasonable and customary representations and warranties, standard of care, expense reimbursement, liability, indemnity and other provisions.

American Home Guarantee

The Company has a General Guarantee Agreement with American Home Assurance Company (“American Home”), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of the agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

Affiliate Transactions

Effective October 1, 2022, the Company entered into a modified coinsurance reinsurance agreement with AGL, pursuant to which certain blocks of the Company’s VA business were ceded to AGL. The ceded reserves and assets supporting the reserves remain on the Company’s balance sheet, pursuant to the modified coinsurance structure. The business covered by the agreement includes substantially all of the Company’s VA contracts, excluding those issued by the Company in the State of New York and those that have been previously assumed (through reinsurance) by the Company. At inception, the Company ceded approximately $22.9 billion of reserves and received a ceding commission of $1.5 billion from AGL representing the embedded profits in the business ceded. The majority of the initial ceding commission was recognized directly in surplus on an after-tax basis, while a portion of the ceding commission ($0.3 billion) was recognized as Commission and expense allowances on reinsurance ceded in the Summary of Operations as an offset to the related tax expense. The after-tax surplus impact will be amortized over the life of the treaty as the after-tax profits emerge on the reinsured business and will be recognized as Commission and expense allowances on reinsurance ceded in the Summary of Operations, offset by a corresponding charge to change in surplus as a result of reinsurance with no net impact on capital and surplus. After contract inception, AGL will pay a ceding commission and expense allowance to reimburse the Company for its commissions, related issue and policy administration expenses. The agreement was non-disapproved by the TDI. The agreement allows the Company and AGL to more efficiently manage the reserve and capital requirements for their VA business.

During 2023, the Company purchased $21 million and sold $223 million of securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business.

At December 31, 2023, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $10.8 million, $11.8 million, $34 million, $83.5 million, $5.1 million and $62.9 million, respectively.

At December 31, 2022, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II were approximately $10.9 million, $12.7 million, $35 million, $112.3 million, $4.9 million and $80.5 million, respectively.

Financing Agreements

On May 17, 2022, the Company and certain of its affiliates entered into a revolving loan facility with Corebridge, pursuant to which the Company and each such affiliate can, on a several basis, borrow monies from Corebridge (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million.

At both December 31, 2023 and 2022, the Company did not have a balance outstanding under this facility.

Investments in Subsidiary, Controlled and Affiliated Entities

The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2023:

(in millions)	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of NAIC Filing
VALIC Retirement Services Company	$99	$—	$99	N/A
VALIC Finl Advisors Inc	85	—	85	N/A
AG Insurance Agency	—	—	—	N/A
American Gen Asnmt Corp NY	—	—	—	N/A
VALIC Alternative Holdings, LLC	733	—	733	N/A
HRA Administrator LLC	—	—	—	N/A
Broadstone Juniper LLC	1	—	1	N/A
CIBANCO SA IBM Fideicomiso CIB/2133 (Mexico Industrial Puebla)	9	9	—	N/A
AIG LIQUID ALTERNATIVE EQUITY ALPHA FUND, LLC	1	—	1	N/A
Corebridge Europe Real Estate Fund II LR Feeder, LLC	66	—	66	N/A
Bayshore PII Company LLC	6	—	6	N/A
2 North 6th JV LLC	—	—	—	N/A
Corebridge U.S. Real Estate Fund IV Development Sidecar LP	29	—	29	N/A
GRE LB Industrial Joint Venture II, LP	13	—	13	N/A
Corebridge REI LB Southeast Industrial JV LLC	74	—	74	N/A
Corebridge U.S. Real Estate Fund IV, LP	105	—	105	N/A
Bayshore Shopping Center JV LLC	16	—	16	N/A
Corebridge U.S. Real Estate Fund III, LP	71	—	71	N/A
Branch Retail Partners II, LP	(1)	—	(1)	N/A
Corebridge Bartlett Investor I LLC	1	—	1	N/A
Corebridge Papermill Investor I LLC	1	—	1	N/A
Corebridge U.S. LT Apartments JV, LP	21	—	21	N/A
Corebridge U.S. Real Estate Fund II, LP	19	—	19	N/A
Corebridge Europe Real Estate Fund I S.C.SP	2	—	2	N/A
Corebridge U.S. Real Estate Fund I, LP	2	—	2	N/A
Corebridge Commercial Real Estate Lending Holdings, LLC	—	—	—	N/A
Total	$1,353	9	$1,344

Operating Agreements

The Company has investments in a Liquidity Pool in which funds are managed by an affiliate, AIG Asset Management (U.S.), LLC, in the amount of $220 million and $240 million at December 31, 2023 and 2022, respectively.

Pursuant to service and expense agreements, AIG, Corebridge and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG, Corebridge or the affiliate

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

providing the service. The Company was charged $434 million, $413 million and $419 million under such agreements in 2023, 2022 and 2021, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $35 million in 2023, $34 million in 2022 and $39 million in 2021.

21. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 18, 2024, the date the financial statements were issued.

On March 11, 2024, Corebridge entered into an Amendment and Waiver of Consent and Voting Rights (the “Amendment and Waiver”) with AIG and certain affiliates of Argon and Blackstone that (i) amends the Stockholders Agreement, dated as of November 2, 2021, between Corebridge, AIG and Argon such that Argon shall have no right to consent to any repurchase of shares of common stock of Corebridge, par value $0.01 per share (“Corebridge Common Stock”) if such repurchase would result in Argon owning, of record, more than 9.9% of the then-outstanding Corebridge Common Stock, provided that, no such repurchase will be permitted if it would result in Argon owning, of record, more than 14.9% of the then-outstanding Corebridge Common Stock and (ii) waives the right of Argon, Blackstone and certain of their affiliates to vote or act by written consent with respect to any shares of Corebridge Common Stock owned by them from time to time.

The Company paid an ordinary cash dividend of $80 million to AGC Life on March 25, 2024.

Supplemental Information

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

(in millions)	December 31, 2023
Investment income earned:
Government bonds	$23
Other bonds (unaffiliated)	1,670
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Common stocks (unaffiliated)	3
Common stocks of affiliates	55
Cash and short-term investments	8
Mortgage loans	336
Real estate	2
Contract loans	21
Other invested assets	71
Derivative instruments	(18)
Miscellaneous income	—
Gross investment income	$2,171

Real estate owned - book value less encumbrances	$3

Mortgage loans - book value:
Commercial mortgages	$6,700
Residential mortgages	550
Mezzanine loans	166
Affiliated residential mortgages
Total mortgage loans	$7,416

Mortgage loans by standing - book value:
Good standing	$7,317
Good standing with restructured terms	98
Interest overdue more than 90 days, not in foreclosure	1
Foreclosure in process	—
Total mortgage loans	$7,416

Partnerships - statement value	$1,920

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$35,788
Common stocks	242

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$2,033
Over 1 year through 5 years	9,645
Over 5 years through 10 years	7,945
Over 10 years through 20 years	7,044
Over 20 years	9,124
Total maturity	$35,791

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$20,540
Class 2	13,088
Class 3	1,096
Class 4	794
Class 5	245
Class 6	28
Total by class	$35,791

Total bonds, short-term and cash equivalent bond investments publicly traded	$19,665
Total bonds, short-term and cash equivalent bond investments privately traded	16,126

Preferred stocks - statement value	$9
Common stocks - market value	242
Short-term investments - book value	3
Cash equivalents - book value	221
Options, caps and floors owned - statement value	165
Collar, swap and forward agreements open - statement value	129
Futures contracts open - current value	—
Cash on deposit	(185)

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (Continued)

(in millions)	December 31, 2023
Life insurance in-force:
Industrial	$—
Ordinary	2
Credit	—
Group	—

Amount of accidental death insurance in-force under ordinary policies	—

Life insurance policies with disability provisions in-force:
Industrial	—
Ordinary	—
Group life	—

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	24
Income payable	6

Ordinary - involving life contingencies:
Amount on deposit	273
Income payable	30

Group - not involving life contingencies:
Amount on deposit	—

Annuities:
Ordinary:
Immediate - amount of income payable	$17
Deferred, fully paid - account balance	22,525
Deferred, not fully paid - account balance	—

Group:
Amount of income payable	11
Fully paid - account balance	17,143
Not fully paid - account balance	—

Accident and health insurance - premiums in-force:
Other	$—
Group	—
Credit	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$704
Dividend accumulations - account balance	—

Claim payments in 2022
Group accident & health:
2023	$—
2022	—
2021	—
2020	—
2019	—
Prior	—

Other accident & health:
2023	—
2022	—
2021	—
2020	—
2019	—
Prior	—

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2023

(in millions)

1. The Company’s total admitted assets as of December 31, 2023 are $86.2 billion.

The Company’s total admitted assets, excluding separate accounts, as of December 31, 2023 are $47.3 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Corebridge Real Estate Investors Inc.	OIA	$438	0.90%

b.	Amazon.com, Inc.	BONDS	235	0.50
c.	Oracle Corporation	BONDS	231	0.50
d.	Verizon Communications Inc.	BONDS	197	0.40
e.	Duke Energy Corporation	BONDS	188	0.40
f.	JPMorgan Chase & Co.	BONDS	176	0.40
g.	Microsoft Corporation	BONDS	171	0.40
h.	Walt Disney Company, The	BONDS	170	0.40
i.	Sempra Energy	BONDS	167	0.40
j.	Boeing Company, The	BONDS	161	0.30

3. The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$20,540	43.40%	P/RP - 1	$9	— %
NAIC - 2	13,088	27.70	P/RP - 2	—	—
NAIC - 3	1,096	2.30	P/RP - 3	—	—
NAIC - 4	794	1.70	P/RP - 4	—	—
NAIC - 5	245	0.50	P/RP - 5	—	—
NAIC - 6	28	0.10	P/RP - 6	—	—
4. Assets held in foreign investments:

		Amount	Percentage of Total Admitted Assets
a.	Total admitted assets held in foreign investments	$7,811	16.50%
b.	Foreign currency denominated investments	2,479	5.20
c.	Insurance liabilities denominated in that same foreign currency	—	—

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$6,822	14.40%
b.	Countries rated NAIC - 2	733	1.50
c.	Countries rated NAIC - 3 or below	257	0.50

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2023

(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1

	Country 1: United Kingdom	$1,441	3.00%
	Country 2: Australia	1,137	2.40
b.	Countries rated NAIC - 2
	Country 1: Mexico	235	0.50
	Country 2: Indonesia	143	0.30
c.	Countries rated NAIC - 3 or below
	Country 1: Colombia	113	0.20
	Country 2: British Virgin Isles	68	0.10

7. Aggregate unhedged foreign currency exposure:

	Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure	$2,479	5.20%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$2,474	5.20%
b.	Countries rated NAIC - 2	4	—
c.	Countries rated NAIC - 3 or below	1	—

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom	$819	1.70%
	Country 2: Ireland	450	1.00
b.	Countries rated NAIC - 2
	Country 1: Peru	2	—
	Country 2: Mexico	2	—
c.	Countries rated NAIC - 3 or below
	Country 1: Brazil	1	—
	Country 2: Turkey	—	—

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2023

(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

		NAIC Rating	Amount	Percentage of Total Admitted Assets
		MORTGAGE
a.	5555187	LOAN	$127	0.30%

b.	Dexus	NAIC 1 - Bonds	122	0.30

		MORTGAGE
c.	5555143	LOAN	96	0.20

d.	Vodafone Group Plc	NAIC 2 - Bonds	95	0.20

		MORTGAGE
e.	5555149	LOAN	89	0.20

f.	GPT Group, The	NAIC 1 - Bonds	85	0.20

g.	Royal Dutch Shell plc	NAIC 1 - Bonds	85	0.20

		MORTGAGE
h.	5555229	LOAN	83	0.20

		MORTGAGE
i.	5555233	LOAN	81	0.20

		COLLATERAL
		LOAN, STAT
j.	Silver (BREDS)	OIA - LOML	75	0.20

11. Assets held in Canadian investments are less than 2.5% of the reporting entity’s total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company’s total admitted assets.

13. The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

		Amount	Percentage of Total Admitted Assets
a.	Corebridge Real Estate Investors Inc.	$438	0.90%
b.	Platinum Equity LLC	105	0.20
c.	Apollo Global Management	98	0.20
d.	The Spiral	82	0.20
e.	Silver (BREDS)	75	0.20
f.	Solum	72	0.20
g.	Carlyle Group	54	0.10
h.	BLACKSTONE GROUP	40	0.10
i.	1105 West Peachtree Loan-on-Loan	35	0.10
j.	HPS Investment Partners LLC	33	0.10

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2023

(in millions)

14.	Assets held in nonaffiliated, privately placed equities:

		Amount	Percentage of Total Admitted Assets

Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$400	0.80%

Largest three investments held in nonaffiliated, privately placed equities:
a.	The Spiral	$82	0.20
b.	Silver (BREDS)	75	0.20
c.	Platinum Equity Capital Partners V L.P.	54	0.10

Ten largest fund managers:

	Fund Manager	Total Invested	Diversified	Non- diversified
a.	Corebridge Real Estate Investors Inc.	$438	$—	$438
b.	Platinum Equity LLC	105	105	—
c.	Apollo Global Management	98	98	—
d.	The Spiral	82	—	82
e.	Silver (BREDS)	75	—	75
f.	Solum	72	72	—
g.	Carlyle Group	54	54	—
h.	BLACKSTONE GROUP	40	40	—
i.	1105 West Peachtree Loan-on-Loan	35	—	35
j.	HPS Investment Partners LLC	33	33	—

15. Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

		Amount	Percentage of Total Admitted Assets
a.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR	$127	0.30%
b.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002642, FL	100	0.20
c.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002930, CA	100	0.20
d.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002917, NY	96	0.20
e.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR	96	0.20
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002626, NY	93	0.20
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555149, GBR	89	0.20
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002282, HI	85	0.20
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002157, NY	84	0.20
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555229, FIN	83	0.20

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2023

(in millions)

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

		Amount	Percentage of Total Admitted Assets
a.	Construction loans	$295	0.60%
b.	Mortgage loans over 90 days past due	1	—
c.	Mortgage loans in the process of foreclosure	—	—
d.	Mortgage loans foreclosed	—	—
e.	Restructured mortgage loans	16	—

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural

Loan-to-Value		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	above 95%	$—	— %	$164	0.30%	$—	— %
b.	91% to 95%	—	—	34	0.10	—	—
c.	81% to 90%	1	—	119	0.30	—	—
d.	71% to 80%	104	0.20	851	1.80	—	—
e.	below 70%	444	0.90	5,608	11.80	—	—

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.

20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		Quarter	Quarter	Quarter

		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount

a.	Securities lending (do not include assets held as collateral for such transactions)	$—	— %	$—	$—	$—
b.	Repurchase agreements	986	2.10	710	504	857
c.	Reverse repurchase agreements	—	—	—	—	—
d.	Dollar repurchase agreements	—	—	—	—	—
e.	Dollar reverse repurchase agreements	—	—	—	—	—

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2023

(in millions)

21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	Hedging	$ —	— %	$ —	— %
b.	Income generation	—	—	—	—
c.	Other	—	—	—	—

22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$365	0.80%	$47	$47	$45
b.	Income generation	—	—	—	—	—
c.	Replications	—	—	—	—	—
d.	Other	—	—	—	—	—

23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$71	0.20%	$6	$4	$5
b.	Income generation	—	—	—	—	—
c.	Replications	—	—	—	—	—
d.	Other	—	—	—	—	—

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2023

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount		Total Amount	Percentage
Bonds:
U.S. governments	$568	1.2%	$568	$—	$568	1.2%
All other governments	967	2.1	967	—	967	2.1
U.S. states, territories and possessions, etc. guaranteed	239	0.5	239	—	239	0.5
U.S. political subdivisions of states, territories,and possessions, guaranteed	103	0.2	103	—	103	0.2
U.S. special revenue and special assessment obligations, etc. non-guaranteed	2,709	5.9	2,709	—	2,709	5.9
Industrial and miscellaneous	30,129	65.2	30,129	—	30,129	65.3
Hybrid securities	101	0.2	101	—	101	0.2
Parent, subsidiaries and affiliates	23	0.1	23	—	23	0.1
SVO identified funds	—	—	—	—	—	—
Unaffiliated Bank loans	950	2.1	950	—	950	2.1
Total long-term bonds	$35,789	77.5	$35,789	$—	$35,789	77.5
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	$9	—	$9	$—	$9	—
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	$9	—	$9	$—	$9	—
Common stocks:
Industrial and miscellaneous Publicly traded
(Unaffiliated)	$—	—	$—	$—	$—	—
Industrial and miscellaneous Other (Unaffiliated)	58	0.1	58	—	58	0.1
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	184	0.4	184	—	184	0.4
Mutual funds	—	—	—	—	—	—
Total common stocks	$242	0.5	$242	$—	$242	0.5
Mortgage loans:
Farm mortgages	$—	—	$—	$—	$—	—
Residential mortgages	549	1.2	549	—	549	1.2
Commercial mortgages	6,700	14.5	6,700	—	6,700	14.5
Mezzanine real estate loans	166	0.4	166	—	166	0.4
Total valuation allowance	(91)	(0.2)	(91)	—	(91)	(0.2)
Total mortgage loans	$7,324	15.9	$7,324	$—	$7,324	15.9
Real estate:
Properties occupied by company	$—	—	$—	$—	$—	—
Properties held for production of income	—	—	—	—	—	—
Properties held for sale	3	—	3	—	3	—
Total real estate	$3	—	$3	$—	$3	—
Cash, cash equivalents and short-term investments:
Cash	$(185)	(0.4)	$(185)	$—	$(185)	(0.4)
Cash equivalents	221	0.5	221	—	221	0.5
Short-term investments	3	—	3	—	3	—
Total cash, cash equivalents and short-term investments	$39	0.1	$39	$—	$39	0.1
Contract loans	$409	0.9	$409	$—	$409	0.9
Derivatives	287	0.6	287	—	287	0.6
Other invested assets	1,942	4.2	1,920	—	1,920	4.2
Receivables for securities	24	0.1	24	—	24	0.1
Securities Lending	—	—	—	XXX	XXX	XXX
Other invested assets	117	0.3	117	—	117	0.3
Total invested assets	$46,185	100.0%	$46,163	$—	$46,163	100%

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

DECEMBER 31, 2023

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] N/A [ X ]

2.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features. Yes [ ] No [ ] N/A [ X ]

3.

Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes [ ] No [ X ]

4.

Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		N/A

5.

Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a) Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or Yes [ ] No [ X ] N/A [ ]

(b) Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] N/A [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below: